Loan Number	LoanID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception Type	Initial Exception Grade	Final Exception Grade	Exception	Exception Comments	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Initial Exception Level Grade	Final Fitch Exception Level Grade	Moody's Initial Exception Level Grade	Moody's Final Exception Level Grade	DBRS/Morningstar Initial Exception Level Grade	DBRS/Morningstar Final Exception Level Grade	KBRA Initial Exception Level Grade	KBRA Final Exception Level Grade	S&P Initial Exception Level Grade	S&P Final Exception Level Grade	Date Reported	Date Cure Provided	Cured?	Cleared	Issue with Cure Doc	Unable to Clear	Response Pending Review	QM Status	Seller Comments	TPR Additional Comments
520	XXXX	XXXX		434665055_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
X.  Fraud report shows the following alerts that have not been cleared: Potential undisclosed REO for address:  XXX
X.   Possible property flipping conditions in market high foreclosure activity and rising house prices. Missing appraisal in file,  couldn't review the appraisal per the Fraud report suggestion.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Cleared as lender has verified the REO and marketability.	Exception Resolved.
520	XXXX	XXXX		434665055_2571	Credit	3	1	Final Loan Application is Partial	Final XXXX, REO section reflects X Primary Residences	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Final Loan Application is Present; Lender submitted corrected XXXX with REO property present. Cleared.	Exception Resolved.
520	XXXX	XXXX		434665055_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Title property report fee increased by $XX.XX and the transfer taxes were increased by $XX.XX on the final CD.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
520	XXXX	XXXX		434665055_-96648	Compliance	3	1	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
706	XXXX	XXXX		434666822_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report shows the following alerts that have not been cleared: Possible match found on SAM.gov for Loan Processor and Doc Preparer XXX.; Received LOE - An internal and regular periodic review of the sam.gov list occurs to ensure employees do not appear. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Alerts from Fraud Report have been cleared.; Received LOE - An internal and regular periodic review of the sam.gov list occurs to ensure employees do not appear. Exception Resolved.	Exception Resolved.
706	XXXX	XXXX		434666822_878	Credit	3	1	Flood Certificate is Partial
Flood Certificate is Incomplete:  Missing Collateral Description/Subject, Lender/Servicer Name and Address, Sections A and B are blank, and Date of Determination, Certificate Number, and Flood Cert Contract Type (Life of Loan or Basic) are missing.; Received Flood Cert. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Flood certificate is received; Received Flood Cert. Exception Resolved.	Exception Resolved.
706	XXXX	XXXX		434666822_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
692	XXXX	XXXX		434668075_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Documentation Required - Client provided the PCCD and LOE, however missing proof of mailing and copy of refund check $XXX; TILA XXXb Cure Required - Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Title Property Report fee from the CD XX/XX/XXXX to CD XX/XX/XXXX. Also, addition of Transfer Taxes $XXX on final CD XX/XX/XXXX, without a valid COC. SPL is missing from file.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
245	XXXX	XXXX		434669495_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report shows the following alerts that have not been cleared:
The Score indicates that this loan has a high probability of loss due to fraudulent misrepresentation (FM_XXX), Subject property is a refinance of a primary residence, and the mailing address reported by the tax assessor is not the subject property or a PO Box. (HP_XXX) & Borrower income consistent with historical patterns of risk (FM_XXX).  Require Fraud Report with High Alerts cleared.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
245	XXXX	XXXX		434669495_-96365	Compliance	3	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA XXXB cure required of $XXX. Transfer taxes were added to CD issued XX/XX/XXXX without valid COC. Please provide COC or cure of $XXX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
245	XXXX	XXXX		434669495_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB Cure Required. Refund in the amount of $XXX, cur epackage requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for Title Property Report on CD XX/XX/XXXX & addition of Transfer Taxes $XXX on Cd XX/XX/XXXX. Need a valid COC to validate increases.

										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
245	XXXX	XXXX		434669495_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
638	XXXX	XXXX		434671806_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud Report shows the following alerts that have not been cleared: Possible Match on SAM.gov for Borrower and CoBorrower along with Loan Processor and Doc Preparer XXX.; Received LOE - An internal and regular periodic review of the sam.gov list occurs to ensure employees do not appear. Exception Resolved.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Alerts from Fraud Report have been cleared.; Received LOE - An internal and regular periodic review of the sam.gov list occurs to ensure employees do not appear. Exception Resolved.;	Exception Resolved.
638	XXXX	XXXX		434671806_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
638	XXXX	XXXX		434671806_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
119	XXXX	XXXX		434675534_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILa XXX cure required: A refund in the amount of $XX.XX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report $XX.XX increase on the CD issued X/XX/XXXX without a valid reason.

										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
119	XXXX	XXXX		434675534_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
547	XXXX	XXXX		434675997_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Documentation Required - Title Property Report increased from $XXX to $XXX, No COC in file or proof a refund was issued; TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to  Title Property Report increased from $XXX to $XXX on Final CD .
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
547	XXXX	XXXX		434675997_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrow and appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
602	XXXX	XXXX		434676391_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB cure required. Refund in the amount of $XX.XX. The cure package required: PCCD with loe, refund check and proof of delivery. The X% tolerance violation is due to the increase in the Title Property Report to $XXX.XX on the CD issued XX/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
30	XXXX	XXXX		434676896_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB Cure required. Refund in the amount of $XXX.XX. Cure package requires: PCCD with loe, refund check and proof of delivery. The X% tolerance failed because the addition of the Transfer Taxes $XXX.XX and increase in the Title Property Report $XXX.XX on the initial CD issued XX/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
30	XXXX	XXXX		434676896_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
682	XXXX	XXXX		434677068_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
X.  XXX search of the property reflects HOA dues of $XX however loan was not qualified with HOA dues.  Missing HOA documentation for subject property.
X.  Letter of explanation  for inquires is  missing from file.  There is an inquiry from XXX Credit  XX/XX/XX and  should be addressed.  Need to know if new credit was extended. ; Received LOE for credit inquiry, however; Missing HOA documentation for subject property. (XXX search of the property reflects HOA dues of $XX however loan was not qualified with HOA dues. XXX is not acceptable documentation for HOA). Exception Remains.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Received HOA verification and payment did not breach the maximum DTI of XX%, condition rescinded.	Received HOA verification and payment did not breach the maximum DTI of XX%, condition rescinded.
682	XXXX	XXXX		434677068_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Title Property Report increased from $XX to $XXX on Final CD.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
682	XXXX	XXXX		434677068_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
592	XXXX	XXXX		434680120_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud Report shows the following alerts that have not been cleared:  Possible match found on SAM.gov/OFAC for Loan Processor, XXX.; Received LOE - An internal and regular periodic review of the sam.gov list occurs to ensure employees do not appear. ; Received LOE - An internal and regular periodic review of the sam.gov list occurs to ensure employees do not appear. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Alerts from Fraud Report have been cleared.	Exception Resolved.
592	XXXX	XXXX		434680120_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB required: Refund in the amount of $XX.XX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance fail due to the Title Property Report increasing on the CD issued X/X/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
592	XXXX	XXXX		434680120_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
315	XXXX	XXXX		434681193_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
661	XXXX	XXXX		434682290_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXX requires: A refund in the amount of $XX.XX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report $XXX.XX increased on the revised CD version X issued X/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
661	XXXX	XXXX		434682290_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
335	XXXX	XXXX		434682316_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
335	XXXX	XXXX		434682316_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Title Property Report increased from $XX to $XX on Final CD.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
585	XXXX	XXXX		434683678_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
248	XXXX	XXXX		434687679_1246	Credit	3	1	Transmittal Summary is Partial	The transmittal summary is Partial. Missing Documentation for $XXX.XX OTHER payment for the subject property disclosed on Final XXXX and Loan Approval.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Transmittal summary provided.	Exception Resolved.
248	XXXX	XXXX		434687679_-96365	Compliance	3	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Title charges increased from Initial LE disclosure of $XXX to Final CD disclosure of $XXX.XX which is more than the aggregate plus XX%.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
248	XXXX	XXXX		434687679_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML has met appraisal requirements; downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
308	XXXX	XXXX		434689915_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Lender excluded P&I portion of XXX loan #XXXXXXXXXX which is secured by XXXXX as non-borrowing spouse makes payments.  Guidelines allow exclusion of co-signed loans.  XXX loan is joint account per credit report, and there is no indication that Borrower is a co-signor.  Included full PITI for XXXXX in recalculation of DTI.; Received LOE/Guidelines for excluding Mortgage paid by other. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Documentation provided to support Qualifying DTI below XX.XX.; Received LOE/Guidelines for excluding Mortgage paid by other. Exception Resolved.	Exception Resolved.
308	XXXX	XXXX		434689915_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report shows the following alerts that have not been cleared:; The score indicates that this loan has a high probability of loss due to fraudulent misrepresentation.  Borrower owns one or more properties with a higher value or size than the declared owner occupied property.  Provide copy of fraud report with alerts cleared.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
308	XXXX	XXXX		434689915_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; Provide mortgage statement for XXX mortgage loan #XXXXXXXXX to verify which escrows are included in the payment of $X,XXX reflected on credit report.; Received First Lien Escrow data. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Borrower liabilities verified indicator is Present; Received First Lien Escrow data. Exception Resolved.	Exception Resolved.
308	XXXX	XXXX		434689915_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the following changes:
$XXX.XX discount point increase
$XX.XX Title Property Report fee increase.
COC in file indicates loan amount change, insufficient for fee increases.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	RESPA documentation provided.	Exception resolved.
326	XXXX	XXXX		434689956_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XX.XX is due to  Title Property Report Fee increased from $XX to $XX, No COC in file or proof a refund was issued
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
205	XXXX	XXXX		434690715_1246	Credit	3	1	Transmittal Summary is Partial	The transmittal summary is Partial. Missing Lender ATR/QM determination worksheet.; Received Evidence of ATR/QM Results & XXXX. Exception Resolved.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	The transmittal summary is Present; Received Evidence of ATR/QM Results & XXXX. Exception Resolved.	Exception Resolved.
205	XXXX	XXXX		434690715_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA cure required. A refund in the amount of $XX.XX. Cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report  $XX.XX increasing on the CD issued X/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
205	XXXX	XXXX		434690715_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Safe Harbor QM (APOR)		Compliant HPML
345	XXXX	XXXX		434696175_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XX, XXX XXX (DR-XXXX-XXX) was a declared disaster in XXX for the period XX/X - XX/XX/XX. There is no appraisal in the file. Please provide a Post Disaster Inspection - additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Servicing comments indicate servicer spoke to borrower confirming there were no disaster impact on the subject property. Exception Resolved.	Exception resolved.
345	XXXX	XXXX		434696175_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the Title Property Report increasing $XX to $XX and the addition of Transfer Tax for $XXX
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	PCCD and documentation provided, finding cured post close.
345	XXXX	XXXX		434696175_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML meets requirement; appraisal exemption met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
185	XXXX	XXXX		434700076_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  the title Search Fee added to Final CD XX/XX, No COC in file or proof a refund was issued
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
185	XXXX	XXXX		434700076_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
591	XXXX	XXXX		434701272_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report dated XX/XX/XXXX shows the following alerts that have not been cleared:; Possible match found on SAM.gov for Loan Processor.  Possible match found on OFAC for Loan Processor.  Provide copy of fraud report with high risk alerts cleared.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
591	XXXX	XXXX		434701272_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; Cleared based on client directive regarding the X year limit; FEMA declared XXX a disaster area on XX/XX/XXXX with an incident end date of XX/XX/XXXX.  A Post Disaster Inspection is required as AVM only in file.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Post Disaster Inspection provided ; Cleared based on client directive regarding the X year limit	Exception Resolved.
591	XXXX	XXXX		434701272_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; Provide mortgage statement for first lien XXX mortgage loan ending #XXXX to verify whether all escrows are included in the payment.  ; Received First Lien Escrow data. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Borrower liabilities verified indicator is Present; Received First Lien Escrow data. Exception Resolved.	Exception Resolved.
591	XXXX	XXXX		434701272_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA cure required: A refund in the amount of $XX.XX, cure package required: PCCD with LOE, refund check and proof of refund or valid COC. The X% tolerance failed due to the Title Property Report $XXX.XX increased on the CD issued X/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
66	XXXX	XXXX		434701603_1246	Credit	3	1	Transmittal Summary is Partial	Missing copy of executed Acknowledgement of Mortgage Repayment Ability Disclosure.; Received executed Acknowledgement of Mortgage Repayment Ability Disclosure. Exception Resolved.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	The transmittal summary is Present; Received executed Acknowledgement of Mortgage Repayment Ability Disclosure. Exception Resolved.	Exception Resolved.
66	XXXX	XXXX		434701603_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (XXX) on XX/XX/XXXX, with an end XX/XX/XXXX. Missing Post Disaster Report. No appraisal in file. AVM not sufficient to clear FEMA disaster. ; Cleared based on client directive regarding the X year limit.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Post Disaster Inspection provided ; Cleared based on client directive regarding the X year limit.	Exception Resolved.
66	XXXX	XXXX		434701603_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required - Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in amount $XX.XX is due to increase from $XX.XX to $XXX.XX for the Title Property Report from CD X/XX/XXXX to CD X/XX/XXXX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
66	XXXX	XXXX		434701603_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
464	XXXX	XXXX		434706230_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA cure required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the total amount of $XX.XX is due to an increase in the Transfer taxes from $X to $XX and the Title Property Report from $XXX to $XXX  from the LE to CD. The PCCD does not issue a credit to cure the tolerance violations.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
464	XXXX	XXXX		434706230_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
464	XXXX	XXXX		434706230_-99949	Compliance	2	2	Interest Rate Test
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.; XXX state statute XXX. (X) for loans secured by a subordinate lien on a dwelling, is more than five percentage points above the yield on United States Treasury securities having comparable periods of maturity as of (i) the XXth day of the preceding month if the rate is set between the first and the XXth day of the month, or (ii) the XXth day of the current month if the rate is set on or after the XXth day.
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
477	XXXX	XXXX		434707568_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA cure required. Cure package contains a PCCD, LOX, copy of refund check and proof of delivery to the borrower or Valid COC.
The  zero tolerance violation of XX.XX is  due  to the Title-Property Report increased on the Final CD dated XX/XX/XXXX. There was no COC found in the file.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
477	XXXX	XXXX		434707568_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
38	XXXX	XXXX		434710273_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; The zero tolerance violation in the amount of $XX.XX is due to an increase in the Title Property Report on the Final CD from $XX to $XXX. There is no COC or lender credit; Need evidence of valid COC, PCCD or proof of refund check to the borrower in the amount of $XX.XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
730	XXXX	XXXX		434710737_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; i) Provide letter of explanation for the following credit inquiries: XX/XX/XXXX;. XX/XX/XXXX; XX/XX/XXXX.  Email from Borrower indicates XXX inquiry may be XXX credit card; however, XXX statement indicates XXX is account Lender.
ii) Provide mortgage statement for first mortgage loan to verify all escrows included in the payment of $XXX reflected on credit report.
iii) HOA dues statement does not verify the frequency of HOA dues payment.  Provide additional documentation to verify frequency of payment.  ; Received First Lien Escrow data. Exception updated.
Missing -  HOA dues statement does not verify the frequency of HOA dues payment.  Provide additional documentation to verify frequency of payment. Exception Remains.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Received First Lien Escrow data. Exception updated.
Missing -  HOA dues statement does not verify the frequency of HOA dues payment.  Provide additional documentation to verify frequency of payment. Exception Remains.; Received lender rebuttal response " While there is no specific requirement to verify inquires (vX.X of guidelines), the underwriter determined that these inquires were sufficiently aged and did not require further verification. "  After a re-review of guidelines, it has been confirmed there are no requirements for credit inquires.  All other exceptions have been cleared and verified.; Received Processor Cert for HOA Dues payment frequency, which is $XXX annually, $XX monthly.  Further, lender stated on exception report that the borrower indicated the XXX Inquiry was likely the XXXXX/XXXXX which was added to the liabilities pre-closing.  The gap report did not indicate an additional debt w/XXXXX.  Updated .  Still pending LOE for the following credit inquiries:  XXXXX XX/XX/XXXX; XXXXX XX/XX/XXXX; XXXXX XX/XX/XXXX.  Email from Borrower indicates XXXXX inquiry may be XXX credit card; however, XXXXX statement indicates XXXXX is account Lender per statement in file.  LOE Pending.  Exception Remains. There was a statement for $XXX in January that was paid.  A simple google search of the property would show you the HOA dues and frequency.  This is from a listing in XXXX – HOA dues have gone up to $XX based on the current statement.
																																							Borrower liabilities verified indicator is Present Exception Resolved.
730	XXXX	XXXX		434710737_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA  Cure Required - Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase from $XXX.XX to $XXX.XX for the Title Property Report Fee from the CD X/XX/XXXX to the final CD X/XX/XXXX without a valid COC.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Missing - HOA dues statement does not verify the frequency of HOA dues payment. Provide additional documentation to verify frequency of payment. Exception Remains.
730	XXXX	XXXX		434710737_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
48	XXXX	XXXX		434713368_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Exception is resolved. ; The zero tolerance violation in the amount of $XX  is due to an increase in the Title Property Report from $XXX on the LE to $XXX on the CD. There is no COC and the PCCD does not include a tolerance cure; Need evidence of valid COC, or proof of refund check to the borrower in the amount of $XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
48	XXXX	XXXX		434713368_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
666	XXXX	XXXX		434714416_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX% exceeds guideline maximum of XX.XX%. Per the final XXXX and XXXX, the $XXX.XX installment debt payment to XXXX was excluded from the DTI calculation.

Per page XX of the XXX Second Lien Underwriting Guidelines (Installment Debt), "Debts with < XX remaining monthly payments may not be excluded" and "Installment loans must be paid in full at or prior to the Note date in order to exclude from obligation".  ; Received Evidence from Supplemental Summary reflects XXX Acct Paid Off. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to support Qualifying DTI below XX.XX.; Received Evidence from Supplemental Summary reflects XXXX Acct Paid Off. Exception Resolved.	Exception Resolved.
666	XXXX	XXXX		434714416_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts	High alerts for Income/Employment and Identity, need to be cleared on fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
666	XXXX	XXXX		434714416_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Title Property Report fee increased from $XX to $XX on Final CD without valid COC.

										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
666	XXXX	XXXX		434714416_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
666	XXXX	XXXX		434714416_-98542	Compliance	3	1	Prohibited Fees Test
This loan failed the prohibited fees test.
The loan charges a prohibited fee based on one or more the following findings:
The loan charged more than one appraisal fee.  (CA Fin. Code §XXXXX)The lender collected an "unreasonable" escrow or escrow related fee.  The fee shall be considered "reasonable" when paid to a person licensed or exempt under the Escrow Law (CA Fin. Code §XXXXX). (CA Fin. Code §XXXXX)The lender retained any statutory fees to be paid to a public officer.  (XX CCR §XXXX)The lender retained the notary fee. (XX CCR §XXXX) ; The Property Report fee is payable to an affiliate of lender.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fee paid to TXXX which is not an affiliate.	Exception Resolved.
152	XXXX	XXXX		434714986_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (WILDFIRES) on XX/XX/XXXX, with an end XX/XX/XXXX. Missing Post Disaster Report. No appraisal in file. AVM not sufficient to clear FEMA disaster. ; Cleared based on client directive regarding the X year limit.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Regarding recording and notary, these fees are not retained; they are not itemized on the CD, however the title company pays the notary and county respectively. Itemization of fees is not required.	Exception Resolved.
152	XXXX	XXXX		434714986_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA cure required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or Valid COC. The XX% tolerance violation of $XX.XX is due to the increase in the recording fees from $XXX.XX to $XXX.XX on the Final CD XX/XX/XX.
No COC in the file found that explains the reason for the increase.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
Loan #XXX- XXX is a XXX loan. The state of XXX charges up to $XXXfor the XXX recording fee. This fee erroneously showed up on the Initial LE as a Transfer Tax. This is a known issue that is targeted to be corrected in the system on
XX/XX/XXXX based on IT PBI (Product Backlog Item) XXX. The XXX team was aware of the issue and when completing the RESPA review considered the $XXX Recording and $XXX
Transfer Tax from the base LE as a total recording fee of $XXX and therefore, when compared to the Final CD, there was no violation of RESPA. The Recording Fee amount is $XXX on the final CD based on $XXX for recording the Deed of Trust plus
$XXX in CA SBX recording fees ($XXX for Assignment of Rents and $XXX for the Deed of Trust).
																																							Exception Resolved.
152	XXXX	XXXX		434714986_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA cure required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or Valid COC. The Zero tolerance violation of $XX.XX is due to the increase in the title property report fee from $XX.XX to $XX.XX on the Final CD XX/XX/XX.
No COC in the file found that explains the reason for the increase.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
441	XXXX	XXXX		434718508_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report shows the following alerts that have not been cleared: High Alerts for Income/Employment for Borrower income consistent with historical patterns of risk, and the Borrower disclosed XXXX income is significantly higher than the neighborhood  incomes of where the borrower has lived.  Please provide Fraud Report with high alerts cleared.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Income history provided.	Exception Resolved.
441	XXXX	XXXX		434718508_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to the increase of the Title - Title Property Report from $XXX to $XXX.XX without a valid COC
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
56	XXXX	XXXX		434718979_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB Cure Required - Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX.XX is due to addition of appraisal fee $XXX.XX on LE X/XX/XXXX with a valid COC in file. Also, an increase in Title Property Report fee from $XX.XX to $XX.XX on the final CD without a valid COC. The COC in file dated X/XX/XX does not indicate a reason for the addition of the appraisal fee.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
56	XXXX	XXXX		434718979_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
490	XXXX	XXXX		434719852_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property is located in FEMA disaster area.  FEMA declared XXX county a disaster are (server storms) on X/XX/XX, without a release date.  The AVM in file is dated X/XX/XX.  Post Disaster Inspection missing.  Comments in file state a Disaster Inspection was completed, however it was not provided in the file. Exception Remains.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	First mortgage loan servicing notes confirmed no property damage occurred prior to the closing of the loan.	Exception Resolved.
490	XXXX	XXXX		434719852_-96362	Compliance	3	2	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
490	XXXX	XXXX		434719852_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA  cure required: A refund in the amount of $XX.XX, cure package required: PCCD with loe, refund check and proof of delivery or valid COC. The loan failed the X% tolerance because the Title Property Report fee increased on the CD issued X/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
490	XXXX	XXXX		434719852_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
277	XXXX	XXXX		434723490_1246	Credit	3	1	Transmittal Summary is Partial	Missing copy of executed Borrowers’ Acknowledgment of Mortgage Repayment Ability.; Received executed Borrowers’ Acknowledgment of Mortgage Repayment Ability. Exception Resolved.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	The transmittal summary is Present; Received executed Borrowers’ Acknowledgment of Mortgage Repayment Ability. Exception Resolved.	Exception Resolved.
277	XXXX	XXXX		434723490_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud Report shows the following alerts that have not been cleared: Possible match found on SAM.gov for XXX; Possible match found on Freddie Mac Exclusionary List for XXX.  Please clear all high alerts and submit updated fraud report.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
277	XXXX	XXXX		434723490_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Safe Harbor QM (APOR)		Compliant HPML
446	XXXX	XXXX		434727327_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Calculated audit PITIA is $XXXX.XX per the tax cert and HOI policy in file. Credit report reflects a payment of $XXXX but unable to determine if that is with Taxes and Insurance.  Missing a copy of the mortgage statement or mortgage printout to verify PITIA for the first mortgage. Additional conditions may apply.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Received First Lien Escrow data. Exception Resolved.	Exception Resolved.
446	XXXX	XXXX		434727327_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB cure required. Title Property fee increased from $XX to $XX on Final CD. Cure required of $XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
446	XXXX	XXXX		434727327_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant and allowed per lender guidelines; HPML non-compliant due to missing appraisal.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
355	XXXX	XXXX		434734034_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of shipment or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase from $XXX to $XXX for the Title- Property Report. The file does not contain a COC for the increase
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
355	XXXX	XXXX		434734034_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Safe Harbor QM (APOR)		Compliant HPML
217	XXXX	XXXX		434734059_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required. Refund ing the amount of $XXX.XX, cure package requires PCCD, LOE, Copy of Refund Check and Proof of Delivery or Valid COC. The zero tolerance in the amount of $XXX.XX for the increase in Title Settlement Fee, $XX for the increase in  Title Property report fee from LE X/XX/XXXX to CD X/XX/XXXX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
581	XXXX	XXXX		434737268_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Shipment or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase from $XXX.XX to $XXX.XX for the Title - Title Property report. There is no COC in file.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
466	XXXX	XXXX		434739512_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX (County) XXX. Incident period: XX/XX/XXXX - XX/XX/XXXX. Please provide post disaster report. Loan closed on X.XX.XX. ; Cleared based on client directive regarding the X year limit.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Post Disaster Inspection provided ; Cleared based on client directive regarding the X year limit.	Exception Resolved.
466	XXXX	XXXX		434739512_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA  cure requires: A refund in the amount of $XX.XX, cure package required:PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance violation is due to the Title Property Report $XX.XX increasing on the CD issued X/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
69	XXXX	XXXX		434744512_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report shows alerts that have not been cleared: The LoanSafe report dated XX/XX/XXXX reflects X uncleared alerts for the title agent, loan processor, and settlement agent. Need fraud report with cleared high alerts.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
69	XXXX	XXXX		434744512_871	Credit	3	1	Hazard Insurance Indicator is Partial
Hazard insurance indicator is Partial. Master Policy is for location: XXXX XXXX, XXXXX, NV XXXXX and does not reflect the borrower's name, address and loan number. Please provided the Master Policy for the subject property, per guideline requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Hazard insurance indicator is Present; Received LOE - Homeowners Insurance is escrowed with XXX through the Xst lien. Escrow details and Insurance coverage attached. Exception Resolved.	Exception Resolved.
69	XXXX	XXXX		434744512_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
280	XXXX	XXXX		434746038_-96365	Compliance	3	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA XXXB cure of $XX required. Mortgage recording fees of $XX were added to Initial CD issued X/XX/XX. COC not provided. Please provided valid COC or cure of $XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
280	XXXX	XXXX		434746038_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase in the Title- Title Property Report and the addition of transfer taxes.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
735	XXXX	XXXX		434747283_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report shows the following alerts that have not been cleared: The XX/XX/XXXX LoanSafe report reflects a SAM.gov alert for the Borrower. This alert was not cleared per the direction of the report by providing a copy of the SAM Exclusions site.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
735	XXXX	XXXX		434747283_-96365	Compliance	3	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA XXXb cure required. Cure of $XX due to addition of Mortgage recording fee added to Initial CD issued X/XX/XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
735	XXXX	XXXX		434747283_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb cure required. Cure of $XX required as Title Property Report fee increased from $XX to $XXX on Final CD.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
735	XXXX	XXXX		434747283_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
427	XXXX	XXXX		434749560_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Title property report fee increased from $XXX.XX to $XXX.XX on the X/XX/XXXX CD with no cure provided. Please provide a valid COC or PCCD, LOX, refund of $XX.XX and proof of receipt.

										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
153	XXXX	XXXX		434757563_1261	Credit	3	1	Borrower Income Verification does not match Approval
The WVOE reflects the borrower receives "other" income, this income was included in the income qualification, clarification/description of the "other" income used was not provided. ; Received Income calculation worksheet. Missing  clarification/description from employer of the "other" income used from WVOE. Exception Remains.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
The borrower income verification does match approval.  VOI included description of "Other Income," and it was determined this income is acceptable income per guidelines, as long as two year history of receipt is verified with a Prior WX and VOE with description of other income. Exception Remains.

 Received Income calculation worksheet. Missing  clarification/description from employer of the "other" income used from WVOE. Exception Remains. Exception resolved with additional documentation received.

153	XXXX	XXXX		434757563_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to the  Title property report fee increased from $XXX.XX to $XXX.XX on the X/XX/XXXX final CD with no cure provided.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
655	XXXX	XXXX		434760690_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report shows the following alerts that have not been cleared:; Borrower income consistent with historical patterns of risk.  XXXXX, XXXXX - Possible match found on SAM.gov.  Provide copy of fraud report with alerts cleared.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
655	XXXX	XXXX		434760690_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of shipment or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to increase from $XX to $XX for the Title - Title Property Report with no COC in file.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Safe Harbor QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
505	XXXX	XXXX		434763298_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Title property fee increased by $XX.XX on the final X/XX/XXXX CD. Please provide a valid COC or PCCD . lox, refund of $XX.XX and  proof of receipt.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
505	XXXX	XXXX		434763298_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
245	XXXX	XXXX		434768925_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  The Title Report fee increased by $XX.XX and the Transfer taxes were added for $XX.XX on the final X/XX/XXXX CD
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
245	XXXX	XXXX		434768925_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
197	XXXX	XXXX		434770921_3416	Credit	3	2	Loan amount is greater than the maximum loan amount allowed per guidelines	; Loan amount of $XXX,XXX is greater than the maximum loan amount allowed per guidelines of $XX,XXX for Rural Properties.	Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX		No	Yes	Yes		Higher Priced QM (APOR)
Lender guideline exception provided. Compensating factors provided: XX years in home, XX% CLTV, XXX qualifying FICO, XX years S/E and CoBorrower XX years, property is XX miles from state capital, Xst mortgage opened since XXXX no delq.
																																							Exception Acknowledged, downgraded to B.
197	XXXX	XXXX		434770921_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
442	XXXX	XXXX		434771192_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines.  Per the client guidelines, the subject mortgage history must be XxXXxXX . Although the mortgage was opened on XX/XXXX, the credit report only indicates a recent X months history, the previous mortgage history ended on X/XXXX,  a full mortgage history from X/XXXX till application was not provided. Please provided pay history on Xst lien of Subj Prop for X/XXXX through X/XXXX.; Received First Lien Pay History. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Housing delinquency meets guidelines.; Received First Lien Pay History. Exception Resolved.	Exception Resolved.
442	XXXX	XXXX		434771192_-96365	Compliance	3	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX is due to a recording fee being added on the CD with no COC in file.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
442	XXXX	XXXX		434771192_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA cure required. Refund ing the amount of $XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Zero tolerance violation in the amount of $XX is due to the increase in the Title - Title property report and the addition of Transfer Taxes from LE X/X/XXXX to FCD X/XX/XXXX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
442	XXXX	XXXX		434771192_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
37	XXXX	XXXX		434776308_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Possible match found on OFAC for Underwriter (WAT_XXX)	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
37	XXXX	XXXX		434776308_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).;  TILA Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the increase in the Title Settlement fee and the increase in the title property report fee on the final X/XX/XXXX CD.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
37	XXXX	XXXX		434776308_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
716	XXXX	XXXX		434781530_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts
Fraud report issued X.XX.XXXX reflects the following high alert that has not been cleared: Borrower income consistent with historical patterns of risk.  Need a Fraud Report with High Alerts shown as cleared.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
716	XXXX	XXXX		434781530_-96365	Compliance	3	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Mortgage recording fee of $XX.XX was added on X/XX/XXXX Cd with no COC provided.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
716	XXXX	XXXX		434781530_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  The title report fee increased by $XX.XX and $XXX.XX transfer taxes were added on the final X/XX/XXXX CD.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	PCCD and RESPA Cure documentation provided.	Exception cured post close. Final grade EVX/B
716	XXXX	XXXX		434781530_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
669	XXXX	XXXX		434785473_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  Title property report fee increase on the final XX/XX/XXXX CD.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
669	XXXX	XXXX		434785473_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
262	XXXX	XXXX		434788428_2427	Credit	3	1	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Borrower income consistent with historical patterns of risk, and possible match found on OFAC for hazard insurance.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided to confirm that the lenders UW process cleared the fraud alerts prior to close.	Exception resolved.
262	XXXX	XXXX		434788428_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  Title property report increased by $XX.XX on the final CD XX/XX/XXXX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
262	XXXX	XXXX		434788428_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
382	XXXX	XXXX		434800751_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXX required. A refund in the amount of $XX.XX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report $XXX.XX increased on the revised CD issued X/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA documentation provided.	Exception cured post close. Final grade EVX/B
382	XXXX	XXXX		434800751_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
417	XXXX	XXXX		434686986_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Missing copy of the executed Borrowers' Acknowledgement of Repayment Ability disclosure.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Documentation provided.	Exception Resolved.
417	XXXX	XXXX		434686986_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
361	XXXX	XXXX		434687240_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
678	XXXX	XXXX		434711636_1246	Credit	3	1	Transmittal Summary is Partial	Missing the Ability to Pay (ATR) Certification completed by the borrower.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see attached UW Checklist with the ATR sections completed and signed by UW if needed.	Disclosure received. Exception resolved.
678	XXXX	XXXX		434711636_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. . FEMA declared XXX county in a disaster area (XXX) on XX/XX/XXXX, with an end XX/XX/XXXX. Missing Post Disaster Report. No appraisal in file. AVM not sufficient to clear FEMA disaster.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Servicing comments indicate servicer spoke to borrower confirming there were no disaster impact on the subject property. Exception Resolved.	Exception resolved.
678	XXXX	XXXX		434711636_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML, no established escrow, appraisal requirements met, did not downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
14	XXXX	XXXX		434718573_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
77	XXXX	XXXX		434718847_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
83	XXXX	XXXX		434726188_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
414	XXXX	XXXX		434729257_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
464	XXXX	XXXX		434729430_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)		Compliant HPML
464	XXXX	XXXX		434729430_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
135	XXXX	XXXX		434734398_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
484	XXXX	XXXX		434742995_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
751	XXXX	XXXX		434759106_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
448	XXXX	XXXX		434760096_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
341	XXXX	XXXX		434762050_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
577	XXXX	XXXX		434762241_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines of subject mortgage history requirement of XXX. First Lien Note originated with XXX on X/XX/XXXX, however, credit report is only reflecting XXX months under XXX #XXX and there is no tradeline reported for XXX #XXX. Please provide verification of mortgage for XXX #XXX from XX/XX/XXXX through purchase to XXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Housing delinquency meets guidelines. More than XX month mortgage history provided verifying required XX month payment history as XxXXxXX on subject property. Exception Resolved.	Exception Resolved.
577	XXXX	XXXX		434762241_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
688	XXXX	XXXX		434764718_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XX.XX is due to the addition of Document Signing fee on the final CD X/XX/XXXX without a valid COC.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	This was a split signing that was not known until signing date. In this case, the additional fee due at consummation was a valid change of circumstance.	Exception Resolved.
688	XXXX	XXXX		434764718_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
688	XXXX	XXXX		434764718_-98263	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Xnd lien; Discount Fee of $XX.XX.  Please provide loan documentation verifying that the Discount Points charged to the borrower were used to discount the rate of the subject loan.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Loan initially locked with .XXX in Discount at XX.XX%Rate. PAR rate would've been at XX.XX%. Interest Rate Stack, Rate Lock Agreement and CoC Attached.	Exception Resolved.
436	XXXX	XXXX		434764999_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
FEMA declared XXX County in a disaster area on XX/XX/XXXX for Severe Winter Storms, Flooding, Landslides, and Mudslides with an end date of X/XX/XX with no subsequent Property Inspection in file (only AVM provided).
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Servicing comments indicate servicer spoke to borrower confirming there were no disaster impact on the subject property. Exception Resolved.	Exception resolved.
436	XXXX	XXXX		434764999_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
45	XXXX	XXXX		434767935_1261	Credit	3	1	Borrower Income Verification does not match Approval
Overtime and bonus income were used to qualify the borrowers.  Per the guidelines, the employer must confirm the continuance of the income which is missing from the file. The recalculated DTI not including the other income exceeds the guidelines.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	The borrower income verification does match approval, utilizing base income only. Calculated income using YTD as of X/XX/XXXX per The Work Number, DTI within maximum of XX%. Exception Resolved.	Exception Resolved.
45	XXXX	XXXX		434767935_1262	Credit	3	1	CoBorrower Income Verification does not match Approval
The coborrower's income verification does not match approval, Lender included overtime income for the co-borrower.  No overtime income has been received YTD through X/XX/XX.  The declining trend is not addressed in the loan file.  Overtime income for the co-borrower is not eligible unless an explanation is provided and verification from the employer the income will continue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	The coborrower income verification does match approval. Utilizing base income only. Calculated income using YTD as of X/XX/XXXX per The Work Number, DTI within maximum of XX%. Exception Resolved.	Exception Resolved.
45	XXXX	XXXX		434767935_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
434	XXXX	XXXX		434775086_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
548	XXXX	XXXX		434785580_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
736	XXXX	XXXX		434789475_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
381	XXXX	XXXX		434789848_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
450	XXXX	XXXX		434801270_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
399	XXXX	XXXX		434810149_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
XXXX tax returns show taxes owed of $XXXX.  Record of account provided with tax transcripts does not show that the taxes have been paid.  Guide requires taxes must be paid in full prior to or at closing.  Evidence taxes are paid in full is not provided.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	The tax transcripts included in the file show a zero past due obligation which meets guidelines. The Record of Account reflects the balance after the XXXX taxes were received by the IRS.	Borrower liabilities verified indicator is Present. Exception Resolved.
399	XXXX	XXXX		434810149_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
239	XXXX	XXXX		434816872_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
72	XXXX	XXXX		434817185_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Missing documentation verifying the Xst mortgage lien P/I payment for the loan originated with Nationstar in X/XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	First Mortgage P&I Info Attached	Exception Resolved.
72	XXXX	XXXX		434817185_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
176	XXXX	XXXX		434830162_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
646	XXXX	XXXX		1510007_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment reflected under Proposed Monthly Payments section on the XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Safe Harbor QM (APOR)	$XX.XX is from Xst lien FHA MIP Ins. Evidence Attached	Borrower liabilities verified indicator is Present. Exception Resolved.
112	XXXX	XXXX		1510009_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines.  Please provide updated mortgage history for the borrowers Xst lien.  Last payment/reported date was XX/XXXX, loan closed X/X/XXXX.  Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	First Lien Pay History Attached	Housing delinquency meets guidelines. Exception Resolved.
112	XXXX	XXXX		1510009_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
613	XXXX	XXXX		1510010_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Compliant HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
722	XXXX	XXXX		1510011_1246	Credit	3	1	Transmittal Summary is Partial	Please provide Xnd Lien Underwriting Checklist, it is missing from file. This is an HPML loan and is required.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Completed checklist attached	The Xnd Lien Underwriting Checklist is Present. Exception Resolved.
722	XXXX	XXXX		1510011_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. Per credit report, Xst lien, XXX #XXX was last verified paid XX/XX/XXXX and Xnd lien Note date is XX/XX/XXXX. Please provide updated payment history for XXX lien #XXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	First Lien Pay History Attached	Housing delinquency meets guidelines. Exception Resolved.
722	XXXX	XXXX		1510011_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Compliant HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
375	XXXX	XXXX		1510012_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
375	XXXX	XXXX		1510012_-99944	Compliance	2	2	Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.; Late Fee per Notes is XX days at X%; WI state statute XXX.XXX (X) Maximum $XX.XX or X% whichever is less allowed on closed end seconds
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX	X/XX/XXXX		No	No	Yes		Higher Priced QM (APOR)	Document received	Received a copy of the updated language to the note and confirmation that the corrected note was sent to the borrower. Exception downgraded.
26	XXXX	XXXX		1510013_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. The credit report reflects last payment date of XX/XXXX for Xst lien mortgage - XXX #XXXX with Xnd lien Note date of X/X/XXXX. Please provide payment history for Xst lien #XXXX through XX/XXXX; additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien pay history attached	Housing delinquency meets guidelines. Payment history through XX/XX to X/X/XXXX, due for X/XX. Exception Resolved.
26	XXXX	XXXX		1510013_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
82	XXXX	XXXX		1510014_2578	Credit	3	1	Housing history does not meet guidelines
The Credit report reflects last payment was Dec XXXX for Xst lien mortgage - XXX #XXXX with Xnd lien note date of X.XX.XXXX. Please provide payment history for Xst lien #XXXX through XX/XXXX; additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Xst lien pay history attached	Housing delinquency meets guidelines. Payment history provided to X/XX/XXXX, now due for X/XX. Exception Resolved.
82	XXXX	XXXX		1510014_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (XXX) on XX/XX/XXXX, with an end XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX. Please provide Post Disaster Inspection report.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Customer reported no damage to the property X.X.XX; current procedure does not require additional inspection. See attached.	Servicing comments provided, borrower confirming no disaster impact to subject property as of X/X/XXXX, which was after the end date of disaster XX/XX/XXXX. Exception Resolved.
40	XXXX	XXXX		1510015_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan complaint. Appraisal and escrows not required. Xnd lien.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
499	XXXX	XXXX		1510016_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrow and appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
691	XXXX	XXXX		1510017_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow and appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
715	XXXX	XXXX		1510018_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met, did not downgrade
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
635	XXXX	XXXX		1510019_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with Appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
540	XXXX	XXXX		1510020_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
386	XXXX	XXXX		1510021_2578	Credit	3	1	Housing history does not meet guidelines
File is missing updated mortgage payment history for subject to evidence XxXX as required by guidelines.  Credit report reflects the last payment on XX/XXXX, this date is greater than XX days prior to note date.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	First Lien Pay History Attached	Housing delinquency meets guidelines. Exception Resolved.
386	XXXX	XXXX		1510021_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	File is missing documentation of the $XX.XX “other” payment reflected on XXXX and noted to be mortgage insurance premium for the first lien,	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	$XX.XX is from Xst lien FHA MIP Ins. Evidence Attached	Borrower liabilities verified indicator is Present. Exception Resolved.
386	XXXX	XXXX		1510021_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Xnd Lien HPML Loan compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
463	XXXX	XXXX		1510022_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. File is missing supporting documentation supporting the source for "other" payment of $XX.XX as reflected under "Proposed Monthly Payments" section on the XXXX and further reflected in the total PITIA for subject on lender loan approval.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	$XX.XX is from Xst lien BPMI. Evidence Attached	Borrower liabilities verified indicator is Present. Exception Resolved.
463	XXXX	XXXX		1510022_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with Appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
258	XXXX	XXXX		1510024_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. Xst Lien Mortgage History not verified within past XX days. The credit report reflects Xst lien, XXX #XXXX was last verified paid XX/XXXX with Xnd lien Note date of X/XX/XXXX. Please provide payment history for Xst lien #XXXX through XX/XXXX; additional conditions may apply.;
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Xst lien pay history attached	Housing delinquency meets guidelines. Payment history provided to X/XX/XXXX, now due for X/XX. Exception Resolved.
553	XXXX	XXXX		1510025_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Severe Storm incident begin date of XX/XX/XXXX with no end date..	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Servicing notes dated X/X/XX indicate no damage	The Servicing notes as of X/X/XXXX, borrower confirmed no disaster impact, which is after the disaster delceared date of XX/XX/XXXX. Exception Resolved.
553	XXXX	XXXX		1510025_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial, Missing documentation verifying Xst mortgage P&I Payment AND Xst Mortgage is FHA - missing MI Payment/verification.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Xst Mortgage P&I and No MIP. Evidence attached.	Borrower liabilities verified indicator is Present. Exception Resolved.
572	XXXX	XXXX		1510026_871	Credit	3	1	Hazard Insurance Indicator is Partial
Hazard insurance indicator is Partial. Hazard insurance coverage of $XXX,XXX is not sufficent. The subject loan amount is $XXX,XXX and the Xst lien balance is $XXX,XXX for a total lien of $XXX,XXX. Hazard insurance dwelling coverage must cover the loan amount or the estimated cost to rebuild, however, estimated cost to rebuild stated on the appraisal of $XXX,XXX also exceeds standing coverage. Policy does not state guranteed replacement coverage. Please provide Hazard insurance with acceptable coverage or an updated RCE, per guidelines. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)		Hazard insurance indicator is Present. Exception Resolved.
72	XXXX	XXXX		1510027_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. Xst Lien Mortgage History not verified within past XX days. Per credit report, Xst lien, XXX #XXXX was last verified paid XX/XX/XXXX with Xnd lien Note date of X/X/XXXX. Please provide payment history for Xst lien #XXX through XX/XX/XXXX; additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Safe Harbor QM (APOR)	First Lien Pay History Attached	Housing delinquency meets guidelines. Exception Resolved.
66	XXXX	XXXX		1510028_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
653	XXXX	XXXX		1510029_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. The credit report reflects last payment date of XX/XXXX for Xst lien mortgage - XXX #XXXX with Xnd lien Note date of  X/XX/XXXX. Please provide payment history for Xst lien #XXXX through XX/XXXX; additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien pay history attached	Housing delinquency meets guidelines. Payment history reflects additional payments from X/XX/XXXX to X/XX/XXXX, next due X/X/XXXX. Exception Resolved.
653	XXXX	XXXX		1510029_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
653	XXXX	XXXX		1510029_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
268	XXXX	XXXX		1510031_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien HPML Loan
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
230	XXXX	XXXX		1510032_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
465	XXXX	XXXX		1510033_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).;  Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The XX% tolerance violation in the amount of $XX.XX is due to increase from $XXX.XX to $XXX.XX for the mortgage recording from CD X/XX/XXXX to CD X/XX/XXXX without a valid COC. The PCCD dated X/X/XX in file reflects a cure of $XX which was applied to the cure of the Title - Title property report
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
Loan #XXXXXXXXX-XXX is a XXX loan.  The state of CA charges up to $XXX.XX for the SBX recording fee.  This fee erroneously showed up on the Initial LE as a Transfer Tax.  This is a known issue that is targeted to be corrected in the system on X/X/XXXX based on IT PBI (Product Backlog Item) XXXXXX.  The RESPA team was aware of the issue and when completing the RESPA review considered the $XXX.XX Recording and $XXX.XX Transfer Tax from the base LE as a total recording fee of $XXX and therefore, when compared to the Final CD, there was no violation of RESPA.  The Recording Fee amount is $XXX.XX on the final CD based on $XX.XX for recording the Deed of Trust plus $XXX.XX in CA SBX recording fees ($XX for Assignment of Rents and $XX for the Deed of Trust).
																																							Exception Resolved.
465	XXXX	XXXX		1510033_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
332	XXXX	XXXX		1510034_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Xst lien payment of $XXXX.XX as reflected on the payment history updated provided by lender does not match the PITI of $XXXX.XX used by lender for the DTI calculations.  Lender to provide supporting documentation regarding the difference between payment amounts and use of the lower monthly payment to the Xst lien holder.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Updated calculations and provided response via attached documents. After updating payment and income the DTI is lower than originally qualified. Please see attached.	Borrower liabilities verified indicator is Present. Exception Resolved.
332	XXXX	XXXX		1510034_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
492	XXXX	XXXX		1510035_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Missing documentation to support the $XXX.XX 'other' payment listed on the XXXX. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	$XXX.XX is from Xst lien FHA MIP Ins. Evidence attached.	Borrower liabilities verified indicator is Present. Exception Resolved.
492	XXXX	XXXX		1510035_-96200	Compliance	3	1	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX.XX(e)(X))The loan amount is  $XXX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XXX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least  $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to XXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXX. XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXX. are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

This loan does not have points and fees that exceed the points and fees threshold. (XX CFR XXXX.XX(e)(X))The loan amount is $XXX,XXX.XX or more, and the transaction's total points and fees is $XXX.XX, which does not exceed X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XXX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $XXX.XX, which does not exceed $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $XXX.XX, which does not exceed X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $XXX.XX, which does not exceed $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $XXX.XX, which does not exceed X percent of the total loan amount of $XX,XXX.XX.

492	XXXX	XXXX		1510035_-96590	Compliance	3	1	High-Cost Mortgage Financing of Points and Fees Test
This loan failed the high-cost mortgage financing of points and fees test. ( XX CFR §XXXX.XX(a)(XX) )The loan finances, directly or indirectly, any points and fees, as defined in the legislation.A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §XXXX.XX(b)(X) and (X). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §XXXX.XX(b)(X)(iv) or (X)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage financing of points and fees test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
492	XXXX	XXXX		1510035_-96592	Compliance	3	1	High-Cost Mortgage Late Fee Test
This loan failed the high-cost mortgage late charges test for one of the following reasons: ( XX CFR §XXXX.XX(a)(X)(i) )The loan provides for a late payment fee in excess of X% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed X percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage late charges test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
492	XXXX	XXXX		1510035_-96594	Compliance	3	1	High-Cost Mortgage Pre-Loan Counseling Date Test
This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings:  (XX CFR §XXXX.XX(a)(X)(i), (ii))The loan is a XXXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by XX CFR §XXXX.XX; or The loan is a XXXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by XX CFR §XXXX.XX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(X) must occur after:(A) The consumer receives either the disclosure required by section X(c) of the Real Estate Settlement Procedures Act of XXXX (XX U.S.C. XXXX(c)) or the disclosures required by §XXXX.XX; or(B) The consumer receives the disclosures required by §XXXX.XX(c), for transactions in which neither of the disclosures listed in (A) are provided.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage pre-loan counseling date test is not applicable to this loan. (XX CFR §XXXX.XX(a)(X))The loan is not a high-cost mortgage.
492	XXXX	XXXX		1510035_-96601	Compliance	3	1	High-Cost Mortgage Timing of Disclosure Test
This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( XX CFR §XXXX.XX(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by XX CFR §XXXX.XX at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The timing of high-cost mortgage disclosure test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
492	XXXX	XXXX		1510035_-96607	Compliance	3	1	High-Cost Mortgage Points and Fees Threshold Test
This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX.; Lender excluded fees paid to an affiliate in the high cost calculation; please provide complianceEase/Mavent or undiscounted rate
 Fees included:
$XXX.XX Origination Fee
$XXX.XX Discount Points
$XX.XX Recording service fee paid to an affiliate
$XXX.XX Closing Fee paid to an affiliate
$XX.XX Title - Title Property Report
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

This loan passed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $XXX.XX, which does not exceed X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $XXX.XX, which does not exceed the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX.

492	XXXX	XXXX		1510035_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
21	XXXX	XXXX		1510036_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien. HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
534	XXXX	XXXX		1510037_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
589	XXXX	XXXX		1510038_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
589	XXXX	XXXX		1510038_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
637	XXXX	XXXX		1510039_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
433	XXXX	XXXX		1510040_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
526	XXXX	XXXX		1510041_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
FEMA Declared Disaster Area with no subsequent Property Inspection.  FEMA declared XXX County in a disaster area on X/X/XX (XXX) with an incident period starting X/XX/XX and no end date. FEMA also declared XXX County in a disaster area on X/XX/XX (Flood) with an incident start date of XX/XX/XX and end date of X/XX/XX with only an AVM dated X/XX/XX in file.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The associated Xst lien XXXXXXXXX contains servicing notes that property was not impacted on X/X/XX which was after the incident date of XX/XX/XX and X/XX/XX. Current procedure does not require an additional inspection.
																																							servicing comments provided, borrower confirming no disaster impact to subject property as of X/X/XXXX, which was after the end date of disaster X/XX/XXXX. Exception Resolved.
526	XXXX	XXXX		1510041_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien HPML Loan
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
482	XXXX	XXXX		1510042_1257	Credit	3	1	Borrower Employment Verification does not meet guidelines	BX missing Verbal Verification of Employment. Must be dated within ten business days of the Note date.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	BX VOE attached and dated X/XX/XX (within XX days of Note Date).	VVOE provided within XX business days prior to closing meets verification of employment for BX. Exception Resolved.
482	XXXX	XXXX		1510042_871	Credit	3	1	Hazard Insurance Indicator is Partial	Coverage amount of $XXX,XXX insufficient. Xst Lien UPB $XXX,XXX.XX + Subject $XX,XXX = $XXX,XXX.XX. Guaranteed replacement cost not reflected on HOI Dec page.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	See additional doc showing XXX% of $XXX,XXX =XXX,XXX	Hazard insurance indicator is Present. Exception Resolved.
482	XXXX	XXXX		1510042_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
581	XXXX	XXXX		1510043_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
581	XXXX	XXXX		1510043_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
213	XXXX	XXXX		1510044_1269	Credit	3	1	CoBorrower Transcripts is Missing	Missing copy of Tax transcripts for the most recent tax year for the coborrower. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Transcripts provided	Transcripts provided. Exception Resolved.
213	XXXX	XXXX		1510044_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
558	XXXX	XXXX		1510046_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
555	XXXX	XXXX		1510047_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
600	XXXX	XXXX		1510048_-96416	Compliance	3	1	XXX Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant Nonprime Home Loan
600	XXXX	XXXX		1510048_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
600	XXXX	XXXX		1510048_-97141	Compliance	3	1	Nonprime Home Loan (Oct. 1 2009 and after)
Nonprime Home Loan (XXX ST §XXa-XXX(a)(X))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in one-to-four family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to $XXX,XXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant Nonprime Home Loan
600	XXXX	XXXX		1510048_-97142	Compliance	3	1	XXX NPHLA Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant Nonprime Home Loan
748	XXXX	XXXX		1510049_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
751	XXXX	XXXX		1510051_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
218	XXXX	XXXX		1510052_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
690	XXXX	XXXX		1510053_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
398	XXXX	XXXX		1510054_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien HPML. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
288	XXXX	XXXX		1510055_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
619	XXXX	XXXX		1510056_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
198	XXXX	XXXX		1510057_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
576	XXXX	XXXX		1510058_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, escrow not established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
186	XXXX	XXXX		1510059_1419	Compliance	3	1	Right to Cancel Transaction Date is different from the Transaction Date
The right to cancel transaction date of X/XX/XXXX is different from the note date of X/XX/XXXX; The right to cancel transaction date of X/XX/XXXX is different from the note date of X/XX/XXXX; The Right to cancel was signed on X/XX/XX and provided X days with a rescission end date of X/XX/XX, however the remaining documents were signed on X/XX/XX and rescission should have ended on X/XX/XX
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Attached Notice of RTC dated X/XX/XX
The right to cancel transaction date of X/XX/XXXX equals from the note date of X/XX/XXXX and Cancelled date of X/XX/XXXX, which meets the required X business day timeframe given to the borrower.  Exception Resolved.

186	XXXX	XXXX		1510059_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Cure Required. Xnd Lien. Failed QM. Need evidence the appraisal was provided to the borrower
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
573	XXXX	XXXX		1510060_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The new PITIA payment included an additional $XX.XX per month labeled as "other" which was also included in the borrowers' DTI. The file is missing verification of this $XX.XX monthly payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	$XX.XX is from Xst lien BPMI. Evidence Attached	Borrower liabilities verified indicator is Present. Exception Resolved.
573	XXXX	XXXX		1510060_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrow and appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
148	XXXX	XXXX		1510061_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Xnd Lient. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
419	XXXX	XXXX		1510062_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Lender to provide supporting documentation for the $XX discrepancy of the  first lien payment between the  calculated PITI payment  of $XXXX.XX vs. the required payment of $XXXX as reflected on credit report for XXX loan #XXXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Seller provided First Lien Inquiry. Exception Resolved.	borrower liabilities verified indicator is Present. Exception Resolved.
419	XXXX	XXXX		1510062_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - Xnd Lien HPML Loan. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
532	XXXX	XXXX		1510063_3548	Compliance	3	1	Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))
Subject loan's points and fees exceed the qualified mortgage points and fees threshold.; Subject loan's points and fees exceed the qualified mortgage points and fees threshold.; Fees included:
$XXX.XX Loan Origination
$XXX.XX Discount Points
$XX.XX Title - Recording Service fee paid to an affiliate
$XXX.XX Title - Settlement Fee paid to an affiliate
$XXX Title - Title Property Report paid to an affiliate
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							Fees corrected
532	XXXX	XXXX		1510063_-96590	Compliance	3	1	High-Cost Mortgage Financing of Points and Fees Test
This loan failed the high-cost mortgage financing of points and fees test. ( XX CFR §XXXX.XX(a)(XX) )The loan finances, directly or indirectly, any points and fees, as defined in the legislation.A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §XXXX.XX(b)(X) and (X). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §XXXX.XX(b)(X)(iv) or (X)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage financing of points and fees test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
532	XXXX	XXXX		1510063_-96592	Compliance	3	1	High-Cost Mortgage Late Fee Test
This loan failed the high-cost mortgage late charges test for one of the following reasons: ( XX CFR §XXXX.XX(a)(X)(i) )The loan provides for a late payment fee in excess of X% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed X percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage late charges test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
532	XXXX	XXXX		1510063_-96594	Compliance	3	1	High-Cost Mortgage Pre-Loan Counseling Date Test
This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings:  (XX CFR §XXXX.XX(a)(X)(i), (ii))The loan is a XXXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by XX CFR §XXXX.XX; or The loan is a XXXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by XX CFR §XXXX.XX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(X) must occur after:(A) The consumer receives either the disclosure required by section X(c) of the Real Estate Settlement Procedures Act of XXXX (XX U.S.C. XXXX(c)) or the disclosures required by §XXXX.XX; or(B) The consumer receives the disclosures required by §XXXX.XX(c), for transactions in which neither of the disclosures listed in (A) are provided.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage pre-loan counseling date test is not applicable to this loan. (XX CFR §XXXX.XX(a)(X))The loan is not a high-cost mortgage.
532	XXXX	XXXX		1510063_-96601	Compliance	3	1	High-Cost Mortgage Timing of Disclosure Test
This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( XX CFR §XXXX.XX(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by XX CFR §XXXX.XX at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The timing of high-cost mortgage disclosure test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
532	XXXX	XXXX		1510063_-96607	Compliance	3	1	High-Cost Mortgage Points and Fees Threshold Test
This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX.; Fees included:
$XXX.XX Loan Origination
$XXX.XX Discount Points
$XX.XX Title - Recording Service fee paid to an affiliate
$XXX.XX Title - Settlement Fee paid to an affiliate
$XXX Title - Title Property Report paid to an affiliate
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

This loan passed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which does not exceed X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which does not exceed the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX.

532	XXXX	XXXX		1510063_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
532	XXXX	XXXX		1510063_-96678	Compliance	3	1	XXX HRHLA High Risk Home Loan Late Charges Test
This loan failed the late charges test.
( XXX XXXCS XXX/XX(X) as enacted by Public Act XXX-XXXX
, and amended by  Public Act XXX-XXXX )
The loan provides for a late payment fee in excess of X% of the amount of the payment past due.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

The late charges test is not applicable to this loan.
( XXX ILCS XXX/XX as enacted by Public Act XXX-XXXX
, and amended by  Public Act XXX-XXXX )
The loan is not a high risk home loan, as defined in the legislation.

532	XXXX	XXXX		1510063_-96681	Compliance	3	1	XXX HRHLA High Risk Home Loan Financing of Points and Fees Test
This loan failed the financing of points and fees test due to one of the following reasons.
( XXX XXXCS XXX/XX as enacted by Public Act XXX-XXXX
, and amended by  Public Act XXX-XXXX )
The loan finances, directly or indirectly, any points and fees, as defined in the legislation; orThe loan finances any prepayment fee or penalty payable by the consumer in a refinancing transaction if the creditor or an affiliate of the creditor is the noteholder of the note being refinances.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

The financing of points and fees test is not applicable to this loan.
( XXX ILCS XXX/XX as enacted by Public Act XXX-XXXX
, and amended by  Public Act XXX-XXXX )
The loan is not a high risk home loan, as defined in the legislation.

532	XXXX	XXXX		1510063_-96687	Compliance	3	1	High Risk Home Loan Finding
High Risk Home Loan
( XXX ILCS XXX/XX as enacted by Public Act XXX-XXXX
, and amended by  Public Act XXX-XXXX )
The loan is a high risk home loan, as defined in the act, due to at least one of the following findings:
The loan failed the APR threshold test; or
The loan failed the points and fees threshold test; or
The loan failed the prepayment penalty threshold test.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

High Risk Home Loan
( XXX ILCS XXX/XX as enacted by Public Act XXX-XXXX
, and amended by  Public Act XXX-XXXX )
The loan is not a high risk home loan, as defined in the act, due to all of following findings:
The loan passed the APR threshold test; and
The loan passed the points and fees threshold test; and
The loan passed the prepayment penalty threshold test.

532	XXXX	XXXX		1510063_-96690	Compliance	3	1	XXX HRHLA High Risk Home Loan Points and Fees Threshold Test
This loan failed the high risk home loan points and fees threshold test. ( XXX XXXCS XXX/XX as enacted by Public Act XXX-XXXX , as amended by  Public Act XXX-XXXX , and as amended by  Public Act XXX-XXXX )The "total loan amount" is $XXXXXX. The total points and fees payable in connection with the transaction, less any excluded bona fide discount points of $X.XX, is $XXX and exceeds either:For a closing date between XX/XX/XXXX and XX/XXX/XXXX:X% of the total loan amount in the case of a transaction for $XX,XXX or more; orFor transactions less than $XX,XXX, the lesser of either:X% of the total loan amount; or$X,XXX or the dollar amount prescribed by federal regulation pursuant to the Federal Dodd-Frank Act, which amount is $XXX.For a closing date on or after XX/XX/XXXX:X% of the total loan amount in the case of a transaction with a loan amount of $XXX.XX or more; orFor transactions with a loan amount of less than $XXX, the lesser of either:X% of the total loan amount; or$X,XXX or the dollar amount prescribed by federal regulation pursuant to the Federal Dodd-Frank Act, which amount is $XXX.; Fees included:
$XXX Loan Origination
$XXX Discount Points
$XXX Title - Recording Service fee paid to an affiliate
$XXX Title - Settlement Fee paid to an affiliate
$XXX Title - Title Property Report paid to an affiliate
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

This loan passed the high risk home loan points and fees threshold test. ( XXX ILCS XXX/XX as enacted by Public Act XXX-XXXX , as amended by  Public Act XXX-XXXX , and as amended by  Public Act XXX-XXXX )The "total loan amount" is $XX,XXX.XX. The total points and fees payable in connection with the transaction, less any excluded bona fide discount points of $X.XX, is $X,XXX.XX and does not exceed either:For a closing date between January XX, XXXX and August X, XXXX:X% of the total loan amount in the case of a transaction for $XX,XXX or more; orFor transactions less than $XX,XXX, the lesser of either:X% of the total loan amount; or$X,XXX or the dollar amount prescribed by federal regulation pursuant to the Federal Dodd-Frank Act, which amount is $X,XXX.XX.For a closing date on or after August X, XXXX:X% of the total loan amount in the case of a transaction with a loan amount of $XXX.XX or more; or For transactions with a loan amount of less than $XX,XXX.XX, the lesser of either:X% of the total loan amount; or$X,XXX or the dollar amount prescribed by federal regulation pursuant to the Federal Dodd-Frank Act, which amount is $X,XXX.XX.

596	XXXX	XXXX		1510064_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
627	XXXX	XXXX		1510065_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required- HPL Loan Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
509	XXXX	XXXX		1510066_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
File is missing third party documentation to confirm the XXX acct #XXX disbursement on Final CD paid the account in full to eliminate any payment from the DTI.  Also, the file is missing supporting documentation for the $XX.XX “other“ payment reflected on the XXX under “Proposed Monthly Payments” section.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Supporting documentation for $XX.XX - explanation attached- XX.XX added in error.  XXXX reprinted /attached. XXX XXXXXXX missing Xrd party documentation- it was indicated on final PCCD that account was to be paid off therefore payment was not included. (Pg. XXX docs)
																																							Borrower liabilities verified indicator is Present. Exception Resolved.
509	XXXX	XXXX		1510066_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
267	XXXX	XXXX		1510067_1246	Credit	3	1	Transmittal Summary is Partial	Underwriter certification of ability to repay is not provided in the loan file as required for HPML.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Completed checklist attached.	The transmittal summary is Present. Exception Resolved.
267	XXXX	XXXX		1510067_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
604	XXXX	XXXX		1510068_3466	Property	3	1	Appraisal guideline violation
Appraisal guideline violation:  File contains "X" AVMs with different values on the same property address dated the same date and run at the same time using different parcel #s.  Title confirmed the subject property is made up of X parcels. The AVM with the value used by the lender of $XXX,XXX was used for LTV and run on the unimproved parcel. The AVM in file run on the lot with the dwelling returned a value $XXX,XXX.  Lender to provide supporting documentation to use the  higher valued AVM. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Our AVM Vendor confirmed that the entire address is not being valued, each parcel is valued individually, and they cannot combine parcels on the AVM. The higher value between two AVMs is still conservative
																																							Appraisal guideline violation is now acceptable. Exception Resolved.
604	XXXX	XXXX		1510068_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
160	XXXX	XXXX		1510069_897	Credit	3	1	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.  Please provide documentation which supports the principal balance of the primary mortgage used to qualify of $XXX,XXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	considering the value is not encumbering both parcels and the subject lien is encumbering both parcels.	Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX. Exception Resolved.
160	XXXX	XXXX		1510069_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
423	XXXX	XXXX		1510070_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
345	XXXX	XXXX		1510071_3548	Compliance	3	1	Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))	Subject loan's points and fees exceed the qualified mortgage points and fees threshold.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							Fees changed from paid to affiliate to paid to other
345	XXXX	XXXX		1510071_-96590	Compliance	3	1	High-Cost Mortgage Financing of Points and Fees Test
This loan failed the high-cost mortgage financing of points and fees test. ( XX CFR §XXXX.XX(a)(XX) )The loan finances, directly or indirectly, any points and fees, as defined in the legislation.A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §XXXX.XX(b)(X) and (X). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §XXXX.XX(b)(X)(iv) or (X)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.; Lender excluded Title fees paid to an affiliate from the calculation; TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage financing of points and fees test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
345	XXXX	XXXX		1510071_-96592	Compliance	3	1	High-Cost Mortgage Late Fee Test
This loan failed the high-cost mortgage late charges test for one of the following reasons: ( XX CFR §XXXX.XX(a)(X)(i) )The loan provides for a late payment fee in excess of X% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed X percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.; Lender excluded Title fees paid to an affiliate from the calculation; TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage late charges test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
345	XXXX	XXXX		1510071_-96594	Compliance	3	1	High-Cost Mortgage Pre-Loan Counseling Date Test
This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings:  (XX CFR §XXXX.XX(a)(X)(i), (ii))The loan is a XXXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by XX CFR §XXXX.XX; or The loan is a XXXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by XX CFR §XXXX.XX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(X) must occur after:(A) The consumer receives either the disclosure required by section X(c) of the Real Estate Settlement Procedures Act of XXXX (XX U.S.C. XXXX(c)) or the disclosures required by §XXXX.XX; or(B) The consumer receives the disclosures required by §XXXX.XX(c), for transactions in which neither of the disclosures listed in (A) are provided.; Lender excluded Title fees paid to an affiliate from the calculation; TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The high-cost mortgage pre-loan counseling date test is not applicable to this loan. (XX CFR §XXXX.XX(a)(X))The loan is not a high-cost mortgage.
345	XXXX	XXXX		1510071_-96601	Compliance	3	1	High-Cost Mortgage Timing of Disclosure Test
This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( XX CFR §XXXX.XX(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by XX CFR §XXXX.XX at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.; Lender excluded Title fees paid to an affiliate from the calculation; TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.
																																							The timing of high-cost mortgage disclosure test is not applicable to this loan. ( XX CFR §XXXX.XX(a)(X) )The loan is not a high-cost mortgage.
345	XXXX	XXXX		1510071_-96607	Compliance	3	1	High-Cost Mortgage Points and Fees Threshold Test
This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX.; Lender excluded Title fees paid to an affiliate from the calculation; TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

This loan passed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which does not exceed X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which does not exceed the lesser of X percent of the total loan amount of $XX,XXX.XX or $X,XXX.XX.

345	XXXX	XXXX		1510071_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Not compliant with HPML; file does not meet QM requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
345	XXXX	XXXX		1510071_-99302	Compliance	3	1	High Cost Home Loan
High-Cost Home Loan:
 (GA SB XX X-XA-X(X))
The loan is a "high-cost home loan" due to one or more of the following findings:

The terms of the loan meet or exceed the "high-cost home loan" APR threshold.

The terms of the loan exceed the "high-cost home loan" points and fees threshold.
; Lender excluded Title fees paid to an affiliate from the calculation; TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

High-Cost Home Loan:
 (GA SB XX X-XA-X(X))
The loan is not a "high-cost home loan" due to all of the following findings:

The terms of the loan do not meet or exceed the "high-cost home loan" APR threshold.

The terms of the loan do not exceed the "high-cost home loan" points and fees threshold.

345	XXXX	XXXX		1510071_-99303	Compliance	3	1	XXX XX/XXXX High Cost Home Loan Points and Fees Threshold Test
This loan has terms that exceed the high-cost home loan points and fees threshold.
 (XXX SB XX X-XA-X(X),(XX)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed:X percent of the total loan amount if the total loan amount is $XX,XXX.XX or more.The lesser of X percent of the total loan amount or $X,XXX.XX if the total loan amount is less than $XX,XXX.XX.; Lender excluded Title fees paid to an affiliate from the calculation; TILA XXX Cure required
Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $XXX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Title fees are paid to TXXX. XXX maintains a less than XX% beneficial ownership interest in XXX Holding Company. XXX does not control, is not controlled by, and is not under common ownership with, XXX. XXX is owned by XXXXX XXX does not control the election of a majority of the directors or trustees of the bank or company and XXX’s board has made no determination that either XXX or XXXXX are under the control or influence of XXX’s management. XXX does not meet the definition of affiliate under RESPA.

This loan has terms that do not exceed the high-cost home loan points and fees threshold.
 (GA SB XX X-XA-X(X),(XX)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, do not exceed:X percent of the total loan amount if the total loan amount is $XX,XXX.XX or more.The lesser of X percent of the total loan amount or $X,XXX.XX if the total loan amount is less than $XX,XXX.XX.

489	XXXX	XXXX		1510072_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX% exceeds guideline maximum of XX%.
Missing Mortgage statement to validate P&I payment used by the lender in the amount of  $XXXX.XX.  Consolidated used $XXXX.XX as per First Mortgage Note.  Lender's qualifying  DTI is XX.XXX%, Consolidated DTI XX.XX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	First Lien Inquiry Attached reflecting P&I as $X,XXX.XX	Documentation provided to support Qualifying DTI below XX.XX. Exception Resolved.
489	XXXX	XXXX		1510072_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrow and appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
437	XXXX	XXXX		1510073_2571	Credit	3	1	Final Loan Application is Partial	Final XXXX for BX reflects primary residence as an investment property in the REO section of the application.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Updated XXXX attached. This was a data Entry Error.	Final Loan Application is Present. Exception Resolved.
437	XXXX	XXXX		1510073_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
86	XXXX	XXXX		1510074_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant. Appraisal not required loan amount <$XXk & no escrow required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
199	XXXX	XXXX		1510076_932	Property	3	1	Origination Appraisal is Partial
The appraiser included a second parcel in the valuation, but there is no indication that the subject lien includes both parcels.  The second parcel is included as a separate REO property.  The second parcel should not be included in the value.  ; The appraiser included a second parcel in the valuation, but there is no indication that the subject lien includes both parcels.  The second parcel is included on the XXXX as a separate REO property.  The second parcel should not be included in the value.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see attached response with updated title report	Origination appraisal is Present. Both Parcel are included and all documents were updated. Exception Resolved.
199	XXXX	XXXX		1510076_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
712	XXXX	XXXX		1510077_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
200	XXXX	XXXX		1510078_-96468	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Documentation Required - Need evidence the borrower acknowledged receipt of the initial CD issued X/XX/XXXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Please see evidence of acknowledgement dated X.XX.XX	Exception Resolved.
200	XXXX	XXXX		1510078_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan which met appraisal requirements. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
45	XXXX	XXXX		1510079_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
268	XXXX	XXXX		1510080_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is HPML. Unable to downgrade due to missing receipt of appraisal document.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
238	XXXX	XXXX		1510081_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
227	XXXX	XXXX		1510082_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is HPML. Unable to  downgrade because missing borrower receipt of appraisal.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
187	XXXX	XXXX		1510083_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
187	XXXX	XXXX		1510083_-99944	Compliance	2	2	Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.; WI State Statute XXX.XXX(X) .With respect to a consumer credit transaction other than one pursuant to an open-end credit plan, the parties may agree to a delinquency charge on any installment not paid in full on or before the XXth day after its scheduled or deferred due date in an amount not to exceed $XX or X percent of the unpaid amount of the installment, whichever is less.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX	X/XX/XXXX		No	No	Yes		Higher Priced QM (APOR)	Document received	Received a copy of the updated language to the note and confirmation that the corrected note was sent to the borrower. Exception downgraded.
464	XXXX	XXXX		1510084_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
556	XXXX	XXXX		1510085_1246	Credit	3	1	Transmittal Summary is Partial	Underwriter certification of ability to repay is not provided in the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	ATR Checklist Attached	The Underwriter certification of Ability to Repay UW Checklist Present. Exception Resolved.
556	XXXX	XXXX		1510085_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
391	XXXX	XXXX		1510086_1246	Credit	3	1	Transmittal Summary is Partial	Ability to Repay (ATR) Certification Completed by Underwriter is missing from the file. (aka XXX Xnd Lien Underwriting Checklist)	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Completed checklist attached.	Ability to Repay (ATR) Certification Completed by Underwriter is Present. Exception Resolved.
391	XXXX	XXXX		1510086_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. Credit report reflects the last reported date of payment  to the first lien holder on subject property as XX/XXXX, the subject loan closed XX/XX/XXXX.  Mortgage history is greater than the allowed XX days from last reporting date.  Provide updated payment history to reflect XxXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	First Lien Pay History Attached	Housing delinquency meets guidelines. Exception Resolved.
391	XXXX	XXXX		1510086_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Compliant HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
626	XXXX	XXXX		1510087_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
266	XXXX	XXXX		1510088_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
678	XXXX	XXXX		1510089_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
725	XXXX	XXXX		1510090_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
736	XXXX	XXXX		1510091_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation/explanation for the $XXX.XX 'other' monthly payment listed on the XXXX/XXXX.  The HOA ($XXX / month) is accounted for and there is a $XXX.XX FHAMIP payment reflected on the Escrow Inquiry but neither match the 'other' $XXX.XX payment on XXXX/XXXX.  Additional conditions may apply. ; Updated XXXX/XXXX and Xst lien payment breakdown. Note: Proposed Housing “Other” includes PMI and escrow shortage from first lien.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Updated XXXX/XXXX and Xst lien payment breakdown. Note: Proposed Housing “Other” includes PMI and escrow shortage from first lien.	Borrower liabilities verified indicator is Present. Exception Resolved.
736	XXXX	XXXX		1510091_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPL Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
480	XXXX	XXXX		1510092_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA disaster XXXX (XX/XX/XXXX) reflected on AVM and supported by FEMA.gov.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	X/X/XX Servicing notes for the associated first lien #XXXXXXXXXX indicate no damage. Per policy additional inspection is not required. Please see attached	Servicing comments provided, borrower confirming no disaster impact to subject property as of XX/XX/XXXX, which was after the declared date of X/XX/XXXX Exception Resolved.
480	XXXX	XXXX		1510092_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
187	XXXX	XXXX		1510093_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
171	XXXX	XXXX		1510094_1257	Credit	3	1	Borrower Employment Verification does not meet guidelines	Third party verification of the employer's phone number and address is not provided as required by program guidelines. Yellow Pages printout is provided but shows "No Results" for the employer.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Google screenshot obtained. Phone number matches and slight misspelling on street.	Sufficient documents provided . Exception Resolved.
171	XXXX	XXXX		1510094_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
211	XXXX	XXXX		1510095_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
211	XXXX	XXXX		1510095_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
756	XXXX	XXXX		1510096_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
34	XXXX	XXXX		1510097_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection.  FEMA declared XXX County in a disaster area (Flood) on X/XX/XX with an incident period start date of XX/XX/XX and an end date of X/XX/XX and only an AVM dated X/XX/XX is present in the loan file.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	X/XX/XX Servicing notes for the associated first lien #XXXXXXXXX indicate no damage. Per policy additional inspection is not required. Please see attached	Servicing comments provided, borrower confirming no disaster impact to subject property as of XX/XX/XXXX, which was after the declared end date of X/XX/XXXX. Exception Resolved.
34	XXXX	XXXX		1510097_871	Credit	3	1	Hazard Insurance Indicator is Partial
Missing documentation reflecting replacement cost of subject to confirm combined dwelling coverage of $XXX,XXX is sufficient and meets minimum amount of coverage as required per page XX of Lender Guidelines.  Dwelling coverage of $XXX,XXX does not cover loan amount of $XX,XXX plus priority lien balance of $XXX,XXX totaling $XXX,XXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	RCE attached	Hazard insurance indicator is Present. Exception Resolved.
34	XXXX	XXXX		1510097_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
538	XXXX	XXXX		1510098_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Safe Harbor QM (APOR)		Compliant HPML
364	XXXX	XXXX		1510099_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan. Missing borrower receipt of appraisal. Unable to downgrade.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
309	XXXX	XXXX		1510101_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
645	XXXX	XXXX		1510102_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
273	XXXX	XXXX		1510103_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing HOA documentation of $XX.XX/month.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Property does not have HOA. Updated XXXX/XXXX and payment breakdown Xst lien. Note: Proposed Housing “Other” includes escrow shortage from first lien.	Borrower liabilities verified indicator is Present. Exception Resolved.
273	XXXX	XXXX		1510103_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
164	XXXX	XXXX		1510104_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
342	XXXX	XXXX		1510105_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
424	XXXX	XXXX		1510106_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation explaining the Adjustment-Forbearance Suspense on XXX #XXXX of $XXX.XX as reflected on mortgage statement dated X/X/XX, or provide documentation confirming the Forbearance/Suspense has been reinstated/resolved as required on page XX of Lender's guidelines.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The borrower is paying ½ their mortgage payment every two weeks, so we are placing those payments in a “Forbearance Suspense” account until full payment is received? But the borrower is not actually in Forbearance or delinquent.
																																							Borrower liabilities verified indicator is Present. Exception Resolved.
424	XXXX	XXXX		1510106_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Loan the file is missing the Right to receive appraisal. The Loan is not escrowed.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
286	XXXX	XXXX		1510107_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
286	XXXX	XXXX		1510107_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML No established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
586	XXXX	XXXX		1510108_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
586	XXXX	XXXX		1510108_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
487	XXXX	XXXX		1510109_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
245	XXXX	XXXX		1510110_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	The last FEMA disaster was declared X/XX/XX Servicing notes for the associated first lien #XXXXXXXXX indicate no damage. Per policy additional inspection is not require	Servicing comments provided, borrower confirming no disaster impact to subject property as of XX/XX/XXXX, which was after the declared date of XX/XX/XXXX. Exception Resolved.
245	XXXX	XXXX		1510110_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
655	XXXX	XXXX		1510111_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no established escrow, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
331	XXXX	XXXX		1510112_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Loan. This loan does not contain escrows. The appraisal requirements have been met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
331	XXXX	XXXX		1510112_-98046	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX. Comp. R. & Regs. XXXX-XX-XX(X))
Maximum allowed is $XXXX.XX, however origination charge was $X,XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
648	XXXX	XXXX		1513301_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
495	XXXX	XXXX		1513302_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
495	XXXX	XXXX		1513302_-97465	Compliance	3	1	XXX Banking Law 6-m Subprime Home Loan APR Threshold
This loan exceeded the subprime home loan APR threshold. ( XXX SB XXXX Section X, X(c) ,  XXX SB XXXXX X(c) , XXX Banking Law X-m §XX(b))For loans with a closing date (or date creditor received application if no closing date provided) before February XX, XXXX, the fully indexed APR XX.XXX% exceeds by more than X.XX% for a Xst lien loan, or by more than X.XX% for a Xnd lien loan, the average commitment rate for loans in the NE region with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week when the lender receives a completed application (X.XXX%).For loans with a closing date (or date creditor received application if no closing date provided) on or after February XX, XXXX, the greater of the initial interest rate (X.XXX%) or the fully-indexed rate (XX.XXX%) exceeds by more than X.XX% for a Xst lien loan, or by more than X.XX% for a Xnd lien loan, the average commitment rate for loans with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE or loan estimate (X.XXX%).For FHA-insured loans with a date creditor received application on or after October X, XXXX and before December XX, XXXX (excluding home improvement loans), the loan exceeds one of the following:Using MIP values as they existed prior to FHA Mortgagee Letter XXXX-XX, the greater of the initial interest rate (X.XXX%) or the fully-indexed rate (XX.XXX%) exceeds by more than X.XX% for a Xst lien loan, or by more than X.XX% for a Xnd lien loan, the average commitment rate for loans in the NE region with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE (X.XXX%); orUsing MIP values as promulgated under FHA Mortgagee Letter XXXX-XX, the greater of the initial interest rate (X.XXX%), or the fully-indexed rate (XX.XXX%) exceeds by more than X.X% for a Xst lien loan, or by more than X.X% for a Xnd lien loan, the average commitment rate for loans in the NE region with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE (X.XXX%).For FHA-insured loans with a date creditor received application on or after December XX, XXXX (excluding home improvement loans), Using MIP values as promulgated under FHA Mortgagee Letter XXXX-XX, the greater of the initial interest rate (X.XXX%) or the fully-indexed rate (XX.XXX%) exceeds by more than X.X% for a Xst lien loan, or by more than X.X% for a Xnd lien loan, the average commitment rate for loans with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE or loan estimate (X.XXX%).; Loan meets all XXX subprime requirements
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/X/XXXX							Higher Priced QM (APOR)
121	XXXX	XXXX		1513303_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not dowgraded no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
588	XXXX	XXXX		1513304_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Xnd Lien
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
346	XXXX	XXXX		1513305_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
266	XXXX	XXXX		1513306_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
135	XXXX	XXXX		1513307_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant as it does not require an appraisal.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
89	XXXX	XXXX		1513308_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
218	XXXX	XXXX		1513309_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
218	XXXX	XXXX		1513309_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant
8	XXXX	XXXX		1513310_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
88	XXXX	XXXX		1513311_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
291	XXXX	XXXX		1513312_-96117	Compliance	3	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; Unable to determine if loan was originated as non QM
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
291	XXXX	XXXX		1513312_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal  requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
491	XXXX	XXXX		1513313_-96117	Compliance	3	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; Nothing in file indicates the loan was originated as non QM
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
491	XXXX	XXXX		1513313_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
445	XXXX	XXXX		1513314_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
445	XXXX	XXXX		1513314_-98263	Compliance	3	2	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Provide undiscounted rate to exclude discount points .
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Rate Stack verification attached.	Exception Resolved
299	XXXX	XXXX		1513315_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment reflected under Proposed Monthly Payments of $X.XX section on the XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The amount in "other" is the difference of the required first lien payment less HOI beginning X/X/XXXX which is XXXX.XX. The most recent escrow letter reflects XXXX.XX but the servicing system reflects required payment of $XXXX.XX because new payment is due beginning X/X/XXXX.   Borrower was qualified on higher current payment.  Note: The first lien does not escrow for HOI only Insurance.

Borrower liabilities verified indicator is Present.  The most recent Escrow Review Statement confirms the escrow shortage which is added to the first lien PITIA of $X.XX per month. First lien payment updated to correct monthly amount. As stated, the borrower was qualified with a higher payment, therefore, DTI still within guidelines.  Exception Resolved.

299	XXXX	XXXX		1513315_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX.XX is due to  Mortgage recording fee increased from $XXX.XX to $XXX.XX on X/XX/XXXX final Cd with no COC or cure provided. ; The lender indicated the fees listed as transfer taxes and recording fees were added together to determine the baseline tolerance due to a techincal error. These X fees cannot be combined to set the baseline for the XX% tolerance category as the X fees are in X separate tolerance buckets for purposes of testing tolerance violations.  Condition remains.c
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA Cure Package Attached	Cured Post Close with PCCD discovery date of XX/XX, therefore within XX days of discovery. TILA XXXb cure.
299	XXXX	XXXX		1513315_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan. REquirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
371	XXXX	XXXX		1513316_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant
371	XXXX	XXXX		1513316_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrow and met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
451	XXXX	XXXX		1513317_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not met. Missing escrow but appraisal requirement met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
586	XXXX	XXXX		1513318_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan. Requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
751	XXXX	XXXX		1513319_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	"Other" payment of $XXX.XX is included on the final XXXX. This payment is not explained or documented in the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
XXXX details based on current insurance and taxes in loan file which may have adjusted since last escrow statement for first lien. Other is the difference and/or escrow shortage to equal current Xst lien payment.
																																							Escrow Review Statement reflects the shortage and difference of $XXX.XX, with the updated XXXX. Added difference to DTI, DTI still within guidelines. Exception Resolved
751	XXXX	XXXX		1513319_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant. No appraisal required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
405	XXXX	XXXX		1513320_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to increase in Title - Disbursement Fee and Title - Settlement fee. The fees were listed in section C but no WLSP was provided and these fees were listed as non shoppable fees on the LE.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)	RESPA Cure Docs were provided within pages XXXX-XXXX of the collateral file package. A PBR of $XXX was applied.	Cure documents were provided. Exception Resolved.
405	XXXX	XXXX		1513320_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
611	XXXX	XXXX		1513321_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
611	XXXX	XXXX		1513321_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant
609	XXXX	XXXX		1513322_-96658	Compliance	3	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant. Escrows not required. Appraisal not required as it does not exceed $XX,XXX and passes QM.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
589	XXXX	XXXX		1513323_651	Credit	2	2	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" $ XX.XX payment reflected under Proposed Monthly Payments section on the XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
 The amount in "other" XX.XX was the estimated difference of the current required first lien payment and current tax and insurance at the time of Xnd lien origination. However, analysis was done by servicing and borrower's new payment beginning X/X/XXXX is XXXX.XX (decreasing). Please see escrow letter confirming borrowers’ new payment effective X/X/XXXX. Borrower was qualified on higher payment of PITI X,XXX.XX when required will be $XXXX.XX. New XXXX/XXXX not required.

Borrower liabilities verified indicator is Present.  Most recent Escrow Review Statement for first lien dated XX/XX/XXXX for payment due X/X/XXXX confirms payment has decreased to $X,XXX.XX from $XXXX.XX.  The borrower was qualified using higher payment as the difference was from an estimated T&I monthly payment at the time and DTI was within guidelines. No changes made on first lien payment.  Exception resolved.

589	XXXX	XXXX		1513323_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
463	XXXX	XXXX		1513324_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; The lender indicated the fees listed as transfer taxes and recording fees were added together to determine the baseline tolerance due to a techincal error. These X fees cannot be combined to set the baseline for the XX% tolerance category as the X fees are in X separate tolerance buckets for purposes of testing tolerance violations.  Condition remains.; TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund CHeck, and Proof of Delivery or Valid COC.

The zero tolerance violation in the amount of $XX.XX is due to increase for the Mortgage Recording fee on the Final CD X/XX/XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA Cure Package Attached	Cured Post Close with PCCD discovery date of XX/XX/XX therefore within XX days of discovery. TILA XXXb cure.
463	XXXX	XXXX		1513324_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
455	XXXX	XXXX		1513325_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  A payment of $XX.XX was disclosed as "other" without explanation or verification of the source of payment.  Provide evidence of payment source.  Additional conditions may arise.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Please see updated XXXX/XXXX. The "other amount" has been removed and is not valid. Please see last escrow letter confirming the current required payment of $XXXX.XX. The borrower is still qualified on a higher PITI based on tax cert.

Borrower liabilities verified indicator is Present.  Escrow Review Statement dated XX/XX/XXXX does confirm the "other" payment is from an escrow shortage, but the original XXXX/XXXX disclosed first lien payment higher at $XXXX.XX and new payment is now $X,XXX.XX. Updated XXXX/XXXX provided reflecting this change, DTI lower.  Exception Resolved.

455	XXXX	XXXX		1513325_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
255	XXXX	XXXX		1513326_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; X/X - The COC provided would not be considered a valid COC. The fee was added to the LE dated X/XX/XX, however the COC provided was dated  X/XX/XX. Condition remains; TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX.XX is due to addition of appraisal fee on the LE X/XX/XXXX without a valid COC. COC provided for X/XX indicates borrower requested to review Loan estimate which is not a valid reason for the addition of the appraisal
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors
See attached COC Letter dated X/XX/XX reflecting the Property Type Changed, which was not previously known. LE was updated to include appraisal fee. X/XX - A lender letter of explanation regarding the added appraisal fee, was due to program change and required an appraisal to be ordered
																																							Exception Resolved
255	XXXX	XXXX		1513326_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
622	XXXX	XXXX		1513328_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
622	XXXX	XXXX		1513328_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Loan origination fee of $X,XXXX exceeds the X% allowed by state statute of $X,XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/X/XXXX							Higher Priced QM (APOR)
737	XXXX	XXXX		1513330_-96117	Compliance	3	2	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; No documentation provided to show loan was originated as non QM
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
737	XXXX	XXXX		1513330_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
38	XXXX	XXXX		1513331_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant. Escrows not required. Appraisal not required as loan amount is less than $XX,XXX and passes QM.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
243	XXXX	XXXX		1513332_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
131	XXXX	XXXX		1513333_-96658	Compliance	3	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan  with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
332	XXXX	XXXX		1513334_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
332	XXXX	XXXX		1513334_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Fees of $X,XXX.XX included in the testing. Maximum allowed per state statute is $XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/X/XXXX							Higher Priced QM (APOR)
321	XXXX	XXXX		1513335_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. The credit report reflects last payment date of XX/XXXX for Xst lien mortgage -XXX #XXXX with Xnd lien Note date of X/XX/XXXX. Please provide payment history for Xst lien #XXXX through XX/XXXX; additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien pay history attached	Pay history provided. Exception Resolved.
321	XXXX	XXXX		1513335_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb cure required. Cure required of $XXX due to addition of Signing Agent fee to Final CD issued X/XX/XX of $XXX without a valid COC. Cure includes PCCD, LOE, copy of refund check, and proof of mailing.  The cure provided on the PCCD was for the increase in transfer taxes
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
The borrower requested a split singing at closing. In this case, the additional fee due at consummation was a valid change of circumstance. This request was documented X/XX and disclosed timely on the next CD (X/XX).
																																							Exception Resolved
321	XXXX	XXXX		1513335_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant. Escrow not required and appraisal not required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
470	XXXX	XXXX		1513336_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
309	XXXX	XXXX		1513337_651	Credit	3	2	Borrower Liabilities Verification Indicator is Partial
Missing documentation to confirm the "other" monthly payment listed on the final XXXX in the amount of $XX.XX.  Screen print on page XXX indicates monthly escrows have increased, however, missing the corresponding documentation to confirm whether it is for taxes or HOI or both.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The amount in other $XX.XX was the estimated difference of escrow shortage. Xst lien required payment is XXXX.XX; Borrower was qualified with total monthly PITI for first lien of XXXX.XX, updated XXXX/XXXX not required. Please see escrow letter confirming borrower's Xst payment.

Borrower liabilities verified indicator is Present. Escrow Review Statement dated XX/XX/XXXX does confirm the "other" payment was due an escrow shortage, which added a $XX.XX per month to first lien payment.  Exception Resolved.

166	XXXX	XXXX		1513338_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Cure required.  Refund in the amount of $XX.XX, cure package requires PCCD, LOE , Copy of Refund Check, and Proof of Delivery of Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to the increase of Recording fee from LE X/X/XX to PCCD X/XX/XX. ; The lender indicated the fees listed as transfer taxes and recording fees were added together to determine the baseline tolerance due to a techincal error. These X fees cannot be combined to set the baseline for the XX% tolerance category as the X fees are in X separate tolerance buckets for purposes of testing tolerance violations.  Condition remains.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA Cure Package Attached	Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery. TILA XXXb cure
166	XXXX	XXXX		1513338_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
50	XXXX	XXXX		1513339_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
186	XXXX	XXXX		1513340_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Tax transcripts indicate the XXXX tax refund was used to pay down existing tax debt from XXXX. Evidence is not provided in the loan file that this debt has been paid in full.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Safe Harbor QM (APOR)	The Record of Account detail page shows a total X.XX balance due as of September XX, XXXX which includes the amounts for previous years.	XXXX Transcripts provide confirms $X.X balance and accured pently. Exception Resolved.
186	XXXX	XXXX		1513340_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Safe Harbor QM (APOR)		Compliant HPML
683	XXXX	XXXX		1513341_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	A monthly payment of $X.XX was included into the final subject property PITIA ratios as "Other". Please provide explanation and evidence of the monthly payment source.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
At the time of origination, the servicing system reflected Xst lien payment of XXXX.XX and borrower was qualified at XXXX.XX ; new payment was not beginning until X/X/XXXX.   Please see updated XXXX/XXXX and escrow letter with projected payment of $XXXX.XX beginning on X/X/XXXX. The XX.XX amount in "other" on the revised XXXX/XXXX  is the difference of the current taxes and insurance escrow to equal total PITI for first lien of $XXXX.XX.

Borrower liabilities verified indicator is Present. An updated Escrow Review Statement dated XX/XX/XXXX confirms the "other" payment was due to escrow shortage, which did change as of X/X/XXXX and is higher.  The first lien payment increased to $XXXX.XX, updated XXXX/XXXX provided, DTI still within required guidelines.  Exception Resolved.

683	XXXX	XXXX		1513341_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
217	XXXX	XXXX		1513342_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
234	XXXX	XXXX		1513343_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
30	XXXX	XXXX		1513344_-96366	Compliance	2	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb cure required. Cure of $XX.XX required due to addition of transfer taxes to Final CD issued X/XX/XX without valid COC or cure. No PCCD with cure in file found
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/X/XXXX	Yes					Higher Priced QM (APOR)	See attached RESPA Cure Docs refelcting Credit back to borrower for $XX.XX.	Cured Post Close with PCCD within XX days of consummation, exception resolved
30	XXXX	XXXX		1513344_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant. Escrows and appraisal not required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
30	XXXX	XXXX		1513344_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The Loan Origination fee of $XXXX exceeds $XXX allowable.
										Active				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/X/XXXX							Higher Priced QM (APOR)
654	XXXX	XXXX		1513345_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant. Escrows and appraisal not required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
184	XXXX	XXXX		1513346_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
192	XXXX	XXXX		1513347_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan. REquirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
132	XXXX	XXXX		1513348_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
314	XXXX	XXXX		1513349_-96117	Compliance	3	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; No documentation provided to show loan was originated as non QM
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
314	XXXX	XXXX		1513349_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; The lender indicated the fees listed as transfer taxes and recording fees were added together to determine the baseline tolerance due to a technical error. These X fees cannot be combined to set the baseline for the XX% tolerance category as the X fees are in X separate tolerance buckets for purposes of testing tolerance violations.  Condition remains.; TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Mortgage Recording fee $XXX.XX increased on the CD issued X/XX/XXXX without a valid reason.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Non-QM: Lender documented all ATR UW factors	RESPA Cure Package Attached	Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery. TILA XXXb cure.
314	XXXX	XXXX		1513349_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
171	XXXX	XXXX		1513350_2578	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. Xst Lien Mortgage History not verified within XX days of new Note. The credit report reflects Xst lien, XXX #XXXX was last verified paid XX/XXXX with Xnd lien Note date of XX/XX/XXXX. Please provide payment history for XXX #XXXX Xst lien through XX/XXXX; additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien pay history attached	The first lien payment history provided through X/XX/XXXX reflecting last payment paid on XX/XX/XXXX, and due for X/X/XXXX. Exception Resolved.
171	XXXX	XXXX		1513350_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $X.XX monthly fee. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The amount in other of X.XX was the estimated difference of escrow shortage. Xst lien required payment is $XXX.XX, borrower was qualified with XXX.XX. Updated XXXXX/XXXX not required. Please see letter confirming borrowers required payment.

Borrower liabilities verified indicator is Present. An updated Escrow Review Statement dated X/XX/XXXX for payment due X/X/XXXX confirms the "other" payment is due to an escrow shortage of $X.XX per month, which matches the original XXXX/XXXX.  Exception Resolved.

171	XXXX	XXXX		1513350_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Loan amount is not greater than XXXK to be exempt.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant
171	XXXX	XXXX		1513350_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
92	XXXX	XXXX		1513352_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; The lender indicated the fees listed as transfer taxes and recording fees were added together to determine the baseline tolerance due to a technical error. These X fees cannot be combined to set the baseline for the XX% tolerance category as the X fees are in X separate tolerance buckets for purposes of testing tolerance violations.  Condition remains.; TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund CHeck, and Proof of Delivery or Valid COC.

The XX% tolerance violation in the amount of $XX.XX is due to increase Mortgage Recording fee .CD X/XX/XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA Cure Package Attached	Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery. TILA XXXb cure.
92	XXXX	XXXX		1513352_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Complaint
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
491	XXXX	XXXX		1513353_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
417	XXXX	XXXX		1513354_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
417	XXXX	XXXX		1513354_-98263	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Documentation required - Provide undiscounted rate
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Rate Stack verification attached.	Exception Resolved
600	XXXX	XXXX		1513355_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
676	XXXX	XXXX		1513356_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
431	XXXX	XXXX		1513357_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
445	XXXX	XXXX		1513358_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; The lender indicated the fees listed as transfer taxes and recording fees were added together to determine the baseline tolerance due to a technical error. These X fees cannot be combined to set the baseline for the XX% tolerance category as the X fees are in X separate tolerance buckets for purposes of testing tolerance violations.  Condition remains.; TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.
The XX% tolerance violation in the amount of $XX.XX is due to increase of  Recording Fee on Final CD X/XX/XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA Cure Package Attached	Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery. TILA XXXb cure.
445	XXXX	XXXX		1513358_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
500	XXXX	XXXX		1513359_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
695	XXXX	XXXX		1513360_-96658	Compliance	3	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
194	XXXX	XXXX		1513361_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan with appraisal requirement met, escrows not required. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
524	XXXX	XXXX		1513362_1261	Credit	3	1	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. File is missing evidence the borrower is paid XX months of the year at the rate of $ XXXX.XX (XXX).	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see additional verification from the employer confirming borrower is paid XX months a year at the rate of X,XXX.XX	E-mail correspondence from employer Human Resources confirms borrower annual salary is $XX,XXX.XX, which equates to $XXXX.XX per XX months. Exception Resolved.
524	XXXX	XXXX		1513362_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment $XX.XX reflected under Proposed Monthly Payments section on the XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
The "other" $XX.XX is the difference in the taxes and insurance to equal borrowers current first lien payment. The borrower's Xst lien payment will be decreasing by $XX.XX due to an escrow surplus but was qualified w/higher monthly pay. See attached escrow statement.
																																							Escrow Review Statement reflects borrower is receiving a surplus of $XX.XX, but did qualify with higher payment. Exception Resolved.
524	XXXX	XXXX		1513362_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met apppriasal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
270	XXXX	XXXX		1513363_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; The lender indicated the fees listed as transfer taxes and recording fees were added together to determine the baseline tolerance due to a techincal error. These X fees cannot be combined to set the baseline for the XX% tolerance category as the X fees are in X separate tolerance buckets for purposes of testing tolerance violations.  Condition remains.; TILA XXXb cure required. Refund in the amount of
$XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. the XX% tolerance violation in the amount of $XX.XX is due to the increase in Mortgage Recording fee from LE X/XX/XX to PCCD X/XX/XX.
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/XX/XXXX	Yes					Higher Priced QM (APOR)	RESPA Cure Package Attached	Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery. TILA XXXb cure.
270	XXXX	XXXX		1513363_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
588	XXXX	XXXX		1513364_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; The final XXXX shows a liability that is not listed on the CBR SYNCB/AMEG D for XXXX.XX with monthly payment of XXX.XX. Included this in the liabilites. Also included 'other' payment listed on XXXX for PITIA of XXX.XX that was not verified.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
Credit Report reflects debt of $X,XXX as a closed account that the borrower is still paying on, which is why it was added to the XXXX. Pg. X of CBR.  Other is the difference and/or escrow shortage to equal current Xst lien payment.
																																							Escrow Review Statement confirms of the shortage and extra added to total monthly payment of $XXX.XX, with updated XXXX, amount added to DTI. DTI within guidelines. Exception Resolved.
588	XXXX	XXXX		1513364_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML  Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
687	XXXX	XXXX		1513365_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML not downgraded, no escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
687	XXXX	XXXX		1513365_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Loan Origination Fee paid by borrower of $XXXX.XX exceeds X% by $XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/X/XXXX							Higher Priced QM (APOR)
194	XXXX	XXXX		1513366_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
322	XXXX	XXXX		1513367_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
224	XXXX	XXXX		1513368_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met with appraisal requirementa
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
336	XXXX	XXXX		1513369_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; DR-XXXX Disaster Incident X/XX/XXXX and declared X/XX/XXXX.  Please provide verification no property damage sustained.  Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see servicing notes from the associated Xst lien confirming no property damage to the subject property on X.XX.XXXX.	Servicing Comments provided confirm no damage to the property as of X/XX/XX. Exception Resolved.
336	XXXX	XXXX		1513369_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	XXXX reflects an "Other" fee in the amount of $XX.XX with no source of verification in the file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	The other $XX.XX is the escrow shortage from the associated Xst lien. Please see attached escrow statement.	Escrow Review Statement provided, confirms the shortage of escrow adds an additional $XX.XX to total PITIA of first lien. Amount already included in DTI. Exception Resolved.
336	XXXX	XXXX		1513369_722	Credit	3	1	Borrower Credit Report Indicator is Partial	Credit report reflects a Deed in Lieu dated X.XX.XXXX per Guidelines issued X.XX.XX version X.X state none with X years of Note date X.XX.XXXX	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	The borrower was not an owner of the property in question. Please see attached LOE with supporting documents.	Evidence the property was quit claim to borrower's previous spouse and the Deed In Lieu of Foreclosure was solely in spouses name. Which meets guidelines. Exception Resolved.
336	XXXX	XXXX		1513369_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
147	XXXX	XXXX		1513370_651	Credit	2	2	Borrower Liabilities Verification Indicator is Partial	The 'other' payment of $XX.XX, reflected on the Final XXXX/XXXX and associated with the first lien payment, was not verified. That payment is also not reflected on the Escrow Inquiry.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
XXXX details based on current insurance and taxes in loan file which may have adjusted since last escrow statement for first lien. Other is the difference and/or escrow shortage to equal current Xst lien payment.

Escrow Review Statement provided confirms the "other" payment of $XX.XX is from an escrow shortage and has been added to total PITIA and included in DTI. DTI still within guidelines.  Exception Resolved.

147	XXXX	XXXX		1513370_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Cure Required. Refund in the amount of $XX.XX ,cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. the XX% tolerance violation in the amount of $XX.XX is due to the addition of the recording fees on the Final CD X/XX/XX. No PCCD or cure provided in file
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/X/XXXX	Yes					Higher Priced QM (APOR)
Evaluation is incorrect, the mentioned $XX is not a recording fee but a tax fee. Baseline has $X, and final tax fee total $XXX (XX city count tax + XXX state tax). A cure was provided in the amount of $XXX on X/X.
																																							Cured Post Close with PCCD within XX days of consummation, exception resolved
147	XXXX	XXXX		1513370_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Cure Required. Refund in the amount of $XXX.XX ,cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. the zero tolerance violation in the amount of $XXX is due to increase in Transfer Fee from LE X/X/XX to Final CD X/XX/XX. No PCCD or cure provided in file
										Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/X/XXXX	X/X/XXXX	Yes					Higher Priced QM (APOR)
Evaluation is incorrect, the mentioned $XX is not a recording fee but a tax fee. Baseline has $X, and final tax fee total $XXX (XX city count tax + XXX state tax). A cure was provided in the amount of $XXX on X/X.
																																							Cured Post Close with PCCD within XX days of consummation, exception resolved
147	XXXX	XXXX		1513370_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
669	XXXX	XXXX		1521844_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
756	XXXX	XXXX		1521845_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
520	XXXX	XXXX		1521846_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant
520	XXXX	XXXX		1521846_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
409	XXXX	XXXX		1521847_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
394	XXXX	XXXX		1521848_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant
394	XXXX	XXXX		1521848_-96658	Compliance	3	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
74	XXXX	XXXX		1521849_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
74	XXXX	XXXX		1521849_-98263	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Documentation Required:
Please provide the undiscounted rate or discount point fee disclosure that contains the rate prior to discount points being applied.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Rate Stack verification attached.	This loan passed the Lender Retained Fees Test. Exception Resolved.
169	XXXX	XXXX		1521850_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; loan amount is not greater than XXXK, cannot be exempt.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant
169	XXXX	XXXX		1521850_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
738	XXXX	XXXX		1521851_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
415	XXXX	XXXX		1521852_2075	Property	3	1	Title Issues Present	The following issues were noted: Title shows delinquent "other" taxes as of XX/XX/XXXX for $XXX.XX. File is missing evidence of payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Please see email from title. The amount of $XXX.XX is not tax but trash & was provided as a courtesy-not a lien.
An email correspondence from Title Operation Manager of XXX confirmed the $XXX.XX delinquent "other" tax information on title is for trash.  The borrower does not have delinquent taxes and no lien can be put on title for this type of delinquencies. This information was provided by title as a courtesy and is no part of the property taxes.  Exception Resolved.

415	XXXX	XXXX		1521852_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Lender loan approval, Final XXXX indicated the balance due to IRS of $X,XXX.XX  to be paid off at or before closing. Final CD does not reflect payoff and loan file does not contain evidence paid before closing.; Verification of payment to IRS was provided.  Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Borrower has provided evidence of direct payment to IRS for outstanding balance. The balance was $XXXX.XX Please see attached	Borrower liabilities verified indicator is Present; Verification of payment to IRS was provided. Exception Resolved.
415	XXXX	XXXX		1521852_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
482	XXXX	XXXX		1521853_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow,met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
270	XXXX	XXXX		1521854_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
270	XXXX	XXXX		1521854_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Maximum origination fee allowed is $X,XXX, borrower was charged $X,XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
574	XXXX	XXXX		1521855_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
647	XXXX	XXXX		1521856_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
713	XXXX	XXXX		1521857_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area XXXX with no subsequent Property Inspection	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Verification of no damage provided.	Verification of no property damage to subject property was provided. Exception Resolved.
713	XXXX	XXXX		1521857_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
129	XXXX	XXXX		1521858_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
129	XXXX	XXXX		1521858_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount.
X% of Loan Amount = $XXX.XX
Borrower Paid $X,XXX.XX
Amount needing to be refunded is $XXX.XX

										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
509	XXXX	XXXX		1521859_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Fraud report shows an NOD for XXXX XXXXX XXX., XXXXX, XX XXXXX on XX/XX/XXXX reflecting the name of the borrower. Please provide supporting documentation confirming the borrower's status of ownership at the time. Additional conditions may apply.; Completed a re-review of the fraud report, credit report and consumer ID verification and confirmed borrower was never associated with property XXXX XXXXX property, mortgage in the amount of $XXX,XXX is not reflected on the borrower's credit and Fraud Report does not reflect the borrower as a buyer or seller of the property.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud Report only shows XXXXX as a buyer, never as the Seller. And all loan dollar amounts are listed as $X. When property is sold, her name is not part of it.
Completed a re-review of the fraud report, credit report and consumer ID verification and confirmed borrower was never associated with property XXXX XXXXXX Ave property, mortgage in the amount of $XXX,XXX is not reflected on the borrower's credit and Fraud Report does not reflect the borrower as a buyer or seller of the property.

509	XXXX	XXXX		1521859_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
205	XXXX	XXXX		1521860_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
69	XXXX	XXXX		1521861_1257	Credit	3	1	Borrower Employment Verification does not meet guidelines	Missing VVOE for the borrower within XX business days of the note date. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	VOE Attached	Employment was re-verified on XX/XX/XXXX, which was X business days prior to closing. Exception Resolved.
69	XXXX	XXXX		1521861_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
282	XXXX	XXXX		1521862_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
282	XXXX	XXXX		1521862_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant
747	XXXX	XXXX		1521863_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Compliant HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
183	XXXX	XXXX		1521864_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment reflected under Proposed Monthly Payments section on the XXXX.

File is missing evidence the account ending in #XXXX with XXX was paid in full. Letter in loan file details the monthly payment of $ XXX.XX is next due XX/XX/XXXX.  This debt was not listed on the XXXX or included by lender in the DTI.

File is missing supporting evidence the  #XXXX set up on income driven repayment plan in XX/XXXX was paid in full.  This debt is not listed on the XXXX or included by lender in the DTI.
; Verificcation of payments provided.  Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The borrower was qualified with a total monthly payment of $XXX.XX for the first lien. The amount listed in “other” was the difference of the escrow shortage. Attached is escrow shortage letter confirming borrower’s Xst lien payment is $XXX.XX. Please see attached updated XXXX/XXXX which includes  #XXXX XXXXXX in the amount of $XXX.XX and #XXXX XXX in the amount of $XX.XX. At origination borrower was qualified with a monthly payment amount of $XXX.XX for account number XXX #XXXX that had $X reporting on credit. However, XXXXXXX no longer exists and is now consolidated as part of an income driven payment plan with new XXX ending in #XXXX and monthly payment of $XX.XX.  DTI remains in tolerance. Please see supporting documentation.
																																							Borrower liabilities verified indicator is Present; Verificcation of payments provided. Exception Resolved.
183	XXXX	XXXX		1521864_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
183	XXXX	XXXX		1521864_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount.

X% of total loan amount = $X,XXX.XX
Total of Fee paid by the borrower in Section A = $X,XXX.XX
Amount overcharged (cure needed) $X,XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
666	XXXX	XXXX		1521865_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
35	XXXX	XXXX		1521866_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors
At origination borrower was qualified with a monthly payment amount of $XXX.XX for account number XXX #XXXX that had $X reporting on credit. However, XXXXXXX no longer exists and is now consolidated as part of an income driven payment plan with new XXX ending in #XXXX and monthly payment of $XX.XX.  DTI remains in tolerance. Please see supporting documentation.
																																							Compliant
35	XXXX	XXXX		1521866_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
473	XXXX	XXXX		1521867_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
689	XXXX	XXXX		1521868_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
689	XXXX	XXXX		1521868_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met with appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
28	XXXX	XXXX		1521869_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XXX.XX monthly fee. Additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Safe Harbor QM (APOR)	$XXX.XX is split betweenXst lien BPMI Payment of $XX.XX and Xst lien Escrow Shortage $XX.XX and current tax and insurance at the time of Xnd lien origination.
Borrower liabilities verified indicator is Present - Escrow Review Statement dated XX/XX/XXXX confirms the additional monthly payments of $XX.XX and $XX.XX, combined total of $XXX.XX is from the monthly mortgage insurance payment and escrow shortage.  Both of which were included in total PITIA and DTI, DTI within maximum allowed.  Exception Resolved.

28	XXXX	XXXX		1521869_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
256	XXXX	XXXX		1521870_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
664	XXXX	XXXX		1521871_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
134	XXXX	XXXX		1521873_2571	Credit	3	1	Final Loan Application is Partial
Final Loan Application is Partial; Final XXXX was completed reflecting the subject property has no mortgage obligation. The mortgage to XXX was listed in the Liability section of the final XXXX.  Lender to provide updated XXXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Final XXXX attached. XXX mortgage listed under Other.	Updated Final Loan Application is Present reflecting first mortgage obligation, with XXX for subject property. Exception Resolved.
134	XXXX	XXXX		1521873_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
85	XXXX	XXXX		1521874_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XX.XX monthly fee. Additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	The amount in "other" XX.XX was the estimated difference of the current required escrow shortage on the Xst lien and current tax and insurance at the time of Xnd lien origination.
Borrower liabilities verified indicator is Present - Escrow Review Statement dated XX/XX/XXXX does confirm the additional $XX.XX per month is from the escrow shortage. This payment was included in total PITIA and DTI, DTI still within maximum allowed.  Exception Resolved.

85	XXXX	XXXX		1521874_-96658	Compliance	3	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
271	XXXX	XXXX		1521876_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant
271	XXXX	XXXX		1521876_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
305	XXXX	XXXX		1521877_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
340	XXXX	XXXX		1521878_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
662	XXXX	XXXX		1521879_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
662	XXXX	XXXX		1521879_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount.

X% of loan amount = $XXX.XX
Total fees in Section A paid by the borrower= $X,XXX.XX
Amount overcharged by $XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
246	XXXX	XXXX		1521880_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
246	XXXX	XXXX		1521880_-98263	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Documentation Required - Please provide the undiscounted/par rate used. Or the discount points fee disclosure that contains the undiscounted rate
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Rate Stack verification attached.	Exception Resolved.
581	XXXX	XXXX		1521881_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Servicing Notes attached verifying borrower confirmed no damage.	Post Disaster Inspection provided - As of XX/XX/XXXX per servicing comments customer reported no disaster impact. Exception Resolved.
581	XXXX	XXXX		1521881_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML  Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
603	XXXX	XXXX		1521882_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
603	XXXX	XXXX		1521882_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
186	XXXX	XXXX		1521883_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
499	XXXX	XXXX		1521884_3510	Compliance	3	1	Higher-Priced Mortgage Loan Escrow Alert (12 CFR 1026.35(b))	Loan is a Higher-Priced Mortgage Loan and Escrow Indicator is Insurance.; Loan is a Higher-Priced Mortgage Loan and Escrow Indicator is No Escrows.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
499	XXXX	XXXX		1521884_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
592	XXXX	XXXX		1521885_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
713	XXXX	XXXX		1521886_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
498	XXXX	XXXX		1521887_1261	Credit	3	1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval.  Prior year (XXXX) WX or WVOE is not provided in the loan file as required by program guidelines.  Transcripts in file reflect filed joint with spouse, no individual transcript for the borrower's XXXX wages  were found in loan file,; XXXX WX provided.  Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see attached XXXX WX	The borrower income verification does match approval; XXXX WX provided. Exception Resolved.
498	XXXX	XXXX		1521887_897	Credit	3	1	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XX.XXX  is greater than the maximum allowable guideline CLTV of XX.XX for FICO less than XXX.  With a first lien balance of $XXX,XXXXX, second lien $XX,XXX and property value of $XXX,XXX.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX		No	No	Yes		Higher Priced QM (APOR)
While we understand the LTV is exceeding based on current guide, we would like consideration for an exception. The decision score is just shy of XXX at XXX. This is a salaried borrower with X years at current employer, Low DTI at XX%. Borrower has owned subject property for X years with on-time mortgage payment history. Additionally, borrower has an additional payment(s) on Xst lien prior to Xnd lien first due date bringing principal balance to Xst lien XXX,XXX.XX and CLTV to XX.XXX%.
																																							Due to high FICO of XXX and other comp factors, client is allowing CLTV. Exception Acknowledged.
498	XXXX	XXXX		1521887_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
300	XXXX	XXXX		1521888_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
20	XXXX	XXXX		1521889_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
253	XXXX	XXXX		1521890_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA XXXb cure required
Refund in the amount of $XX.XX
Cure Package requires a PCCD, LOE, Copy of Refund Check and proof of delivery OR valid COC.
The XX% tolerance violation of $XX.XX is due to the increase in Mortgage Recording Fee from $XXX.XX to $XXX.XX. There was no COC found in the file and PCCD did not contain a cure.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	RESPA Cure Docs attached	Exception Resolved.
253	XXXX	XXXX		1521890_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
24	XXXX	XXXX		1521892_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Compliant HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
1	XXXX	XXXX		1521893_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
422	XXXX	XXXX		1521894_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $X.XX monthly fee. Additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see escrow shortage letter and updated XXXX/XXXX with correct PITI Breakdown for Xst Lien. The loan remains in tolerance changing from XX.XX% DTI to XX.XXX%.
Borrower liabilities verified indicator is Present - Escrow Review Statement dated X/XX/XXXX indicates an escrow shortage monthly payment of $XXX.XX extra per month added to PITIA, which is an increase from initial disclosed amount of $X.XX per month.  However, DTI only increased to XX.XXX%, which is still within guideline maximum.  Updated XXXX/XXXX provided reflecting corrected "other" monthly payment, PITIA and DTI.  Exception Resolved.

422	XXXX	XXXX		1521894_897	Credit	3	1	Underwriting CLTV exceeds Guideline Maximum Allowable
CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.  Lender used a principal balance of $XXX,XXX.XX, however, the most recent recent principal balance documented in the loan file is $XXX,XXX.XX on XX/XX/XXXX which is reflected in the payment history. Please provide documentation reflecting a principal balance of $XXX,XXX.XX prior to the note date of XX/XX/XXXX. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	See Xst lien pay history reflecting current balance as $XXX,XXX.XX effective X/XX/XX.
Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.  Pay history provided confirms balance as of X/XX/XXXX was $XXX,XXX.XX, which dropped CLTV to XX.XX%, from XX.XX%, which meets max guideline of XX%.  Exception Resolved.

422	XXXX	XXXX		1521894_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
298	XXXX	XXXX		1521895_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
173	XXXX	XXXX		1521897_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. File is missing guideline requried documenation that the borrower has made X consecutive payments prior to the application date on the current open tax obigation to the IRS payment plan of $XXX per month if not paid in full with proceeds. Additional conditions may apply.; A duplicate copy of the X/XX/XX Tax Transcripts provided for XXXX reflecting borrower owed $X,XXX and XXXX Tax Transcripts reflect borrower owed $X,XXX as balance due under the refund or amount owed section, both of which were in the original loan file, with a IRS Screen Print of the borrower's Online Payment Agreement with the IRS, reflecting the borrower pays $XXX per month, due on the XXth of each month.  The borrower would have to pay no less than XX monthly payments to pay the total balance. Because the IRS online payment agreement was still in effect at time transcripts were pulled, the transacripts are not an indication this agreement was satisfied.  Exception Remains.; Please see attached evidence that the outstanding IRS obligation has been paid in full. The $XXX payment plan no longer exists as there is no remaining balance. ; Verification of IRS balance paid in full provided.  Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see attached evidence that the outstanding IRS obligation has been paid in full. The $XXX payment plan no longer exists as there is no remaining balance.	Borrower liabilities verified indicator is Present; Verification of IRS balance paid in full provided. Exception Resolved.
173	XXXX	XXXX		1521897_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HMPL loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
358	XXXX	XXXX		1521898_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
445	XXXX	XXXX		1521899_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant and appraisal requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
87	XXXX	XXXX		1521900_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. The XXXX Transmittal Summary includes "Other" payment of $XX.XX in monthly mortgage payment which cannot be verified. Please verify source of liability.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Difference is Escrow Shortage. See attached escrow statement.
Borrower liabilities verified indicator is Present.  Escrow Review Statement dated XX/XX/XXX does confirm the "other" monthly payment is from the escrow shortage, which is $XX.XX per month and has been included in the DTI calc. DTI still within requirements.  Exception Resolved.

87	XXXX	XXXX		1521900_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is not compliant as evidence of appraisal requirements not met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
476	XXXX	XXXX		1521901_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XX, XXX - DR-XXXX-XXX was a declared disaster in XXX County, XXX for the period XX/XX/XX and continuing. The file only contains an AVM and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Servicing Notes attached verifying borrower confirmed no damage.	Post Disaster Inspection provided - As of XX/XX/XXXX per servicing comments, customer confirmed no disaster impact. Exception Resolved.
476	XXXX	XXXX		1521901_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA XXXb Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to the increase in recording fees on the final CD without a valid COC
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	It appears this stip is being cited using the consummation CD, the post CD has a lower recording fee of $XXX, making the violation paid ($XX.XX) correct. RESPA Cure docs attached w/screen shot of PBR.	Evidence of principal reduction for $XX.XX provided. Exception Resolved.
476	XXXX	XXXX		1521901_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Compliant HPML
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
383	XXXX	XXXX		1521902_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
603	XXXX	XXXX		1521903_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
188	XXXX	XXXX		1521905_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Missing documentation to confirm "other" amount of $XX per month listed on final XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Please see escrow shortage letter and updated XXXX/XXXX with correct PITI Breakdown for Xst Lien. The loan remains in tolerance changing from DTI XX.XXX to XX.XXX%.
Borrower liabilities verified indicator is Present.  Escrow Review Statement dated XX/XX/XXXX confirms the "other" payment was from escrow shortage, which was higher than the initial disclosed amount. Changed from $XX per month to $XX.XX per month.  Updated PITIA, DTI increased to XX.XXX%, which is still within maximum allotted.  Updated XXXX and XXXX provided with changes.  Exception Resolved.

188	XXXX	XXXX		1521905_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
172	XXXX	XXXX		1521906_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
172	XXXX	XXXX		1521906_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; maximum allowable fee is $X,XXX.XX per state statute.  $XXXX.XX was charged to the borrower
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
218	XXXX	XXXX		1521908_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; Disaster XXXX declared X/XX/XXXX.  Please provide verification no damage sustained to the subject property.  Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Servicing Notes attached verifying no damage.	Post Disaster Inspection provided - As of XX/XX/XXXX a disaster inspection was completed per servicing comments provided, which confirmed property did not incur any damages. Exception Resolved.
218	XXXX	XXXX		1521908_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is Compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/X/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
122	XXXX	XXXX		1521909_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
359	XXXX	XXXX		1521910_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan. Requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
187	XXXX	XXXX		1521911_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
454	XXXX	XXXX		1521912_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
273	XXXX	XXXX		1521914_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
682	XXXX	XXXX		1521915_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
506	XXXX	XXXX		1521916_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
506	XXXX	XXXX		1521916_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Maximum of X% = $X,XXX, however an origination charge of $X,XXX was charged to the borrower
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
156	XXXX	XXXX		1521917_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
638	XXXX	XXXX		1521918_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area.  FEMA declared XXX County in a disaster area (XXX) on XX/XX/XX with an incident period starting X/XX/XX and ending XX/X/XX and a Post Disaster Inspection  or servicing notes to confirm there was no damage to the subject property.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Servicing Notes attached verifying borrower confirmed no damage.	Post Disaster Inspection provided - As of XX/XX/XXXX per servicing comments, customer confirmed no disaster impact. Exception Resolved.
638	XXXX	XXXX		1521918_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
317	XXXX	XXXX		1521919_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant HPML
673	XXXX	XXXX		1526425_1246	Credit	3	1	Transmittal Summary is Partial
The loan is considred a higher-priced loan. Per guidlines, borrower must sign Borrower's Acknowledgement of Mortgage Repayment Abiltiy.   Document is in the file but not signed.  Please provide signed copy.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Signed Ability to Repay Attached.	The transmittal summary is Present. The Borrower's Acknowledgement of Mortgage Repayment Ability was electronically signed by the borrower on XX/XX/XXXX. Exception Resolved.
673	XXXX	XXXX		1526425_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
419	XXXX	XXXX		1526426_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
161	XXXX	XXXX		1526427_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
260	XXXX	XXXX		1526428_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
260	XXXX	XXXX		1526428_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
608	XXXX	XXXX		1526429_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
248	XXXX	XXXX		1526430_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
403	XXXX	XXXX		1526431_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
435	XXXX	XXXX		1526432_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
618	XXXX	XXXX		1526433_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
618	XXXX	XXXX		1526433_-99949	Compliance	3	1	Interest Rate Test
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.; Minn Stat XX.XX(XA)(a). Provide DIDMCA exemption.
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
183	XXXX	XXXX		1526434_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial: The file does not contain a HOA statement, or a LOX stating no HOA  for the REO at XXX XXXXX XXX. Please provide a HOA statement or a Letter from the borrower stating no HOA.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present. CA confirmed guidelines do not require an LOX. CA also conducted a search of property and did confirm property does not have HOA dues or is in an HOA. Exception Resolved.

183	XXXX	XXXX		1526434_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
707	XXXX	XXXX		1526435_3466	Property	3	1	Appraisal guideline violation
Appraisal guideline violation: Lender Approval indicates subject property was deemed to be rural and requires a full appraisal. AVM property details report shows property is X.XX acres but is zoned as "RRX" which is rural residential zoning. A Full appraisal was not provided and Lender Approval does not show condition satisfied or cleared on lender loan approval provided. Please provide a full appraisal report for the subject property.  Additional conditions may apply.; Lender approval and XXXX Transmittal summary provided reflecting QC Manager cleared condition for full appraisal and UW comments suggesting property is a PUD, plat map provided showing property is in a development, Realquest shows SFR, HOA amenities added.  Realtor.com showing SFR, X.X miles from school, supports property being in a suburban setting, is not sufficient to clear exception.  CA conducted searches of subject property and Realquest.com and Redfin.com still have property zoned as rural single-family residents (RRX) and County records do not suggest property has been re-zoned as suburban.  Guidelines not met full Appraisal required on all rural properties, unless County documentation provided reflecting property zoning was changed from rural to suburban as suggested on the XXXX provided or a lender approved exception must be provided with compensating factors for possible downgrade.  Exception Remains.
Lender response X/X - As previously stated, our review of the subject property deemed zoning was acceptable without the use of a full appraisal. This was based on the characteristics of the subject property being that of a suburban location and not of a rural location. Subject property is just XX minutes away from Downtown XXX, XXX that have shops, restaurants, and various activities; XXX, City Police and Fire (not a volunteer unit). Department in XXX, XXX are all only XX minutes; local schools are only X.X miles away. The property is also located in a Planned Unit Development that also supports the fact that they are centrally located to Downtown XXX and not isolated in a rural setting. While it is noted the property profile report includes zoning RRX, the property AVM lists SFR for land use. The subject property is located on .XX acres and tax records do not include exemptions for agricultural, farming, or other rural property exemptions. Sr. Underwriting Management reviewed the subject property and determined the property characteristics were those of a suburban property and decided to move forward with a suburban designation. There are other positive loan characteristics reviewed which includes a LTV of XX.XXX%, credit Decision Score of XXX, on-time payment mortgage payment history, a DTI within guidelines and a loan amount of $XX,XXX.   Client to Review.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/XX/XXXX		No	Yes	Yes		Higher Priced QM (APOR)	Please see additional response regarding lender determination of suburban.
Lender approval and XXXX Transmittal summary provided reflecting QC Manager cleared condition for full appraisal and UW comments suggesting property is a PUD, plat map provided showing property is in a development, Realquest shows SFR, HOA amenities added.  Realtor.com showing SFR, X.X miles from school, supports property being in a suburban setting, is not sufficient to clear exception.  CA conducted searches of subject property and Realquest.com and Redfin.com still have property zoned as rural single-family residents (RRX) and County records do not suggest property has been re-zoned as suburban.  Guidelines not met full Appraisal required on all rural properties, unless County documentation provided reflecting property zoning was changed from rural to suburban as suggested on the XXXX provided or a lender approved exception must be provided with compensating factors for possible downgrade.  Exception Remains.:Acknowledged by Client. Downgraded to EVX/B

707	XXXX	XXXX		1526435_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
Lender response X/X - As previously stated, our review of the subject property deemed zoning was acceptable without the use of a full appraisal. This was based on the characteristics of the subject property being that of a suburban location and not of a rural location. Subject property is just XX minutes away from Downtown XXXXX, XX that have shops, restaurants, and various activities; XXXXXXX, City Police and Fire (not a volunteer unit). Department in XXXXX, XX are all only XX minutes; local schools are only X.X miles away. The property is also located in a Planned Unit Development that also supports the fact that they are centrally located to Downtown XXXXX and not isolated in a rural setting. While it is noted the property profile report includes zoning RRX, the property AVM lists SFR for land use. The subject property is located on .XX acres and tax records do not include exemptions for agricultural, farming, or other rural property exemptions. Sr. Underwriting Management reviewed the subject property and determined the property characteristics were those of a suburban property and decided to move forward with a suburban designation. There are other positive loan characteristics reviewed which includes a LTV of XX.XXX%, credit Decision Score of XXX, on-time payment mortgage payment history, a DTI within guidelines and a loan amount of $XX,XXX.   Client to Review.

720	XXXX	XXXX		1526436_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
686	XXXX	XXXX		1526437_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
592	XXXX	XXXX		1526438_1257	Credit	2	2	Borrower Employment Verification does not meet guidelines	Verification of Employment (XX/XX/XX) not dated within XX business days prior to XX/XX/XX closing. Excluding Sundays and the federal holiday, VOE is XX days prior to closing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	VVOE is exactly XX business days. (Excluding Saturday, Sunday and Fed Holiday)
Confirmed VVOE meets the required XX business day timeframe.  Utilized time and date calculator from XX/XX/XXXX to XX/XX/XXXX, is exactly XX business days excluding two Saturday's, two Sunday's and Federal Holiday (Juneteenth).  Exception Resolved.

592	XXXX	XXXX		1526438_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities not fully verified. Please provide support/explanation for the $XX.XX "other" payment reflected on the XXXX. May affect DTI.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Escrow Review Statement dated X/XX/XXXX provided.
Borrower liabilities verified indicator is Present. Escrow Review Statement confirms the "other" payment for $XX.XX is from an escrow shortage and added to the first lien PITIA.  Which was reflected on the XXXX and included in the DTI.  Exception Resolved.

592	XXXX	XXXX		1526438_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is HPML. REquirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
22	XXXX	XXXX		1526439_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Safe Harbor QM (APOR)		Compliant HPML
24	XXXX	XXXX		1526440_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
361	XXXX	XXXX		1526441_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
75	XXXX	XXXX		1526442_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
343	XXXX	XXXX		1526443_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection.  Subject property located in XXX County, XXX, two declared disasters this in this location XXX XXXX and XXX XXXX, missing evidence property did not incur any damages.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Application taken X/X/XXXX. Subject XXXXX XXXXXX XXXXXX , CA was not located as designated in XXXX on DR-XXXX or DR-XXXX. AVM does not designate as FEMA Declared Disaster
Post Disaster Inspection provided. CA conducted a search through the FEMA.gov website for the past year and current year.  XXXXX, which was designated as a possible impacted area by two of the disaster declared but was not eligible for individual assistance.  Exception Resolved.

343	XXXX	XXXX		1526443_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with esablish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
486	XXXX	XXXX		1526444_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
101	XXXX	XXXX		1526445_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML requirements met. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
369	XXXX	XXXX		1526446_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; HPML requirements met. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
369	XXXX	XXXX		1526446_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML requirements met. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
220	XXXX	XXXX		1526447_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML requirements met. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
498	XXXX	XXXX		1526449_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is HPML. Unable to downgrade missing proof of receipt of appraisal
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
635	XXXX	XXXX		1526450_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
596	XXXX	XXXX		1526451_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
519	XXXX	XXXX		1526452_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
243	XXXX	XXXX		1526453_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
550	XXXX	XXXX		1526454_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
FEMA declared Broward county in a disaster area (SEVERE STORMS, TORNADOES, AND FLOODING) on XX/XX/XX, with a release date of XX/XX/XX.  The file does not contain an appraisal.   A Post Disaster Inspection is required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Evidence from Servicing attached reflecting no damage from disaster.
Post Disaster Inspection provided.  The servicing comments provided confirm as of X/XX/XX borrower reported no disaster impact.  Also a property inspection was received and completed on XX/X/XX and indicated no damages from the disaster.  Exception Resolved.

550	XXXX	XXXX		1526454_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is HPML. REquirements have been met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
205	XXXX	XXXX		1526455_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
85	XXXX	XXXX		1526456_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is HPML. HPML requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
126	XXXX	XXXX		1526457_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	XXXX reflects payment of $XXX.XX/month in "other" under proposed monthly payments for borrower's primary residence. Please provide details/terms of this payment. Included in DTI.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other Payment Amount is from Xst lien Escrow Shortage and change to HOI/Tax dues from Refi.
Borrower liabilities verified indicator is Present.  Escrow Review Statement provided confirms as of XX/XX/XXXX the "other" monthly payment was from an escrow shortage.  The escrow shortage was less $XXX.XX, not $XXX.XX. The higher amount was already included in the total DTI.  Exception Resolved.

126	XXXX	XXXX		1526457_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan. HPML requirements met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
713	XXXX	XXXX		1526458_2571	Credit	2	2	Final Loan Application is Partial
Section Xa of Final XXXX to be corrected.  Intended occupancy of the subject reflects that it is an Investment.  ; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached
Final Loan Application is Present; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolved.

713	XXXX	XXXX		1526458_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
258	XXXX	XXXX		1526459_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
728	XXXX	XXXX		1526460_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
413	XXXX	XXXX		1526461_3794	Credit	3	1	Occupancy Status
The intent and/or status of the borrower's occupancy is not supported in the file.  Borrower’s initial and final signed XXXXs reflects the "Intended Occupancy" for subject to be retained as "Investment".    Lender to provide LOX and evidence of occupancy as owner occupied for program requirements.  Additional conditions may apply.; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolve
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached
The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolved.

413	XXXX	XXXX		1526461_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. . File is missing supporting documentation for the "other" payment of $XXX.XX reflected under Proposed Monthly Payments section on the XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other Payment Amount is from Xst lien Escrow Shortage.
Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms as of XX/XX/XXXX the "other" monthly payment is from an escrow shortage, which was included in the total DTI calculation.  Exception Resolved.

413	XXXX	XXXX		1526461_-96348	Compliance	3	1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb cure required
Refund in the amount of $XXX.XX
Cure Package requires a PCCD, LOE, Copy of refund check and proof of delivery OR Valid COC.
The Lender Credit Violation is due to the decrease in Lender Credits on the initial CD of $XXX.XX without a COC in the file to explain as to why they decreased from $XXX.XX
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
The COC used here was interest rate change. The file was repriced X/XX with the lower interest rate of XX.XX% and as a result the origination credit provided for prior rate was lowered to $XX. COC is noted on page XXXX-XXXX of the collateral file package.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

413	XXXX	XXXX		1526461_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
106	XXXX	XXXX		1526462_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
79	XXXX	XXXX		1526463_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
729	XXXX	XXXX		1526464_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is HPML. REquirements met and downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
68	XXXX	XXXX		1526465_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
442	XXXX	XXXX		1526466_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan with no evidence of escrows being established.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
354	XXXX	XXXX		1526467_-96416	Compliance	3	1	XXX Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
354	XXXX	XXXX		1526467_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
354	XXXX	XXXX		1526467_-97141	Compliance	3	1	Nonprime Home Loan (Oct. 1 2009 and after)
Nonprime Home Loan (XXX ST §XXa-XXX(a)(X))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in one-to-four family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to $XXX,XXX.; Informational
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
354	XXXX	XXXX		1526467_-97142	Compliance	3	1	XXX NPHLA Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
539	XXXX	XXXX		1526468_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
3	XXXX	XXXX		1526469_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial - "other" pmt of $XX.XX on PITI of home is not documented in file for source of payment type.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other Payment Amount is from Xst lien escrows. Total Escrows =$XXX.XX + XX.XX shortage = $XXX.XX
Borrower liabilities verified indicator is Present. The Escrow Analysis screenshot provided confirms the "other" monthly is from an escrow shortage. The shortage on this analysis was less at $XX.XX, but the higher amount already included in total DTI. Exception Resolved.

3	XXXX	XXXX		1526469_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
712	XXXX	XXXX		1526473_897	Credit	3	1	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.; The max CLTV for this program is XX% and the CLTV for this loan is at XX.XXX% per lender approval.  Please provide lender exception approval showing this was reviewed and approved by management.  Otherwise loan is not meeting approval guidelines.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/X/XXXX		No	Yes	Yes		Higher Priced QM (APOR)	Please see attached Exception request and UW VP approval of Exception. Requesting exception for XXXXX to Purchase.
Please see attached Exception request and UW VP approval of Exception. Requesting exception for XXXXX to Purchase. Lender approved exception for the CLTV exceeding XX%.  An updated payment history provided reflects the first lien UPB as of the subject loan Note date was $XXX,XXX.XX reducing the CLTV to XX.XXX%.  A XXXX providing with this information updated..  Because the CLTV still exceeding XX%, lender approved exception was granted with the folloing compensating factor; Credit Score > = XXX, at XXXk Mortgage History past XX months, XxXX for over X years with additional payments paid towards principal balance; DTI at XX.XXX% and WX borrower with XX years history at same employer. Updated first lien UPB at $XXX,XXX.XX as of X/X/XX.  Client to Review.; Acknowledged by Client.
GL UW exception approved, downgraded to EVX/B

712	XXXX	XXXX		1526473_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
712	XXXX	XXXX		1526473_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
496	XXXX	XXXX		1526474_3794	Credit	3	1	Occupancy Status
The intent and/or status of the borrower's occupancy is not supported in the file.  The initial and final XXXX in the loan file reflects the subject to be "retained for investment".  Lender to provide letter of explanation and updated signed final XXXX from borrower.  Additional conditions may apply.; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached
Occupancy is supported by documentation provided in the loan file.; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolved.

496	XXXX	XXXX		1526474_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Recording Service fee $XX.XX
629	XXXX	XXXX		1526475_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Title Report fee $XX.XX
428	XXXX	XXXX		1526476_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Additional payment of $XX.XX captured as "other" on XXXX was not detailed.  File is missing supporting documentation for the "other" payment reflected under Proposed Monthly Payments section on the XXXX.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other Payment Amount is from Xst lien Escrow Shortage.
Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms as of X/XX/XXXX the "other" monthly payment was due to an escrow shortage.  The monthly payment was included in the total DTI calculation.  Exception Resolved.

428	XXXX	XXXX		1526476_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
199	XXXX	XXXX		1526477_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
574	XXXX	XXXX		1526478_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required- HPML Loan Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
545	XXXX	XXXX		1526479_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
347	XXXX	XXXX		1526480_1434	Credit	3	2	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX - A copy of the existing HOI Declaration Page is missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien is held with XXX and is escrowed. Evidence of escrow attached.	Received an Escrow Analysis screenshot reflecting the hazard insurance has been in effect since XXXX. Exception Resolved.
347	XXXX	XXXX		1526480_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unable to determine the source of additional monthly payment of $XX.XX included as "other" on the XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other Payment Amount is from Xst lien Escrow Shortage.
Borrower liabilities verified indicator is Present. Escrow Review Statement dated X/XX/XXXX provided does confirming the "other" monthly payment is from an escrow shortage, which was already included in the calculated DTI.  Exception Resolved.

347	XXXX	XXXX		1526480_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
329	XXXX	XXXX		1526481_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment of $XX.XX reflected under Proposed Monthly Payments section on the XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other Payment Amount is from Xst lien Escrow Shortage.
Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms the "other" monthly payment is from an escrow shortage. Which was already included in DTI and reflected on the XXXX/XXXX.  Exception Resolved.

329	XXXX	XXXX		1526481_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
329	XXXX	XXXX		1526481_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; X% origination fee maximum is $XXXX.XX, lender charged a $X,XXX.XX XXX service charge
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
548	XXXX	XXXX		1526482_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
128	XXXX	XXXX		1526483_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
375	XXXX	XXXX		1526484_930	Property	3	1	Origination Appraisal is Missing	Origination appraisal is Missing.; Loan is HPML and not QM, and loan amount does not qualify for an exemption. A full appraisal is required.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Origination appraisal is Not Applicable.
375	XXXX	XXXX		1526484_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
666	XXXX	XXXX		1526485_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
551	XXXX	XXXX		1526486_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
621	XXXX	XXXX		1526487_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
3	XXXX	XXXX		1526488_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
257	XXXX	XXXX		1526489_1419	Compliance	3	1	Right to Cancel Transaction Date is different from the Transaction Date
The right to cancel transaction date of X/XX/XXXX is different from the note date of X/XX/XXXX; The right to cancel transaction date of X/XX/XXXX is different from the note date of X/XX/XXXX; The notary date on the mortgage is X/XX/XX and borrower signed RTC on X/XX/XX which is out of sync.  All closing documents are dated X/XX/XX.   Please provide explanation as to why this date discrepancy occured.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
Per FN Manager: The Note Document Date is X/XX/XX and the customer executed Closing Documents on X/XX/XX. Notary error with incorrect notarization dates. Corrected APA’s for all notarized documents obtained in advance of Funding/Disbursement.
																																							The right to cancel transaction date of X/XX/XXXX equals from the note date of X/XX/XXXX. Exception Resvoled.
257	XXXX	XXXX		1526489_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
257	XXXX	XXXX		1526489_-99953	Compliance	3	1	TILA Right of Rescission Test
This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.; Notary error with notarization of dates and corrected APA’s obtained/provided by the client. Applied the corrected date of XX/XX/XX, exceptions cleared; The Security instrument was notarized X/XX/XXXX; however, the disbursement date is X/XX/XXXX and the the X day waiting period ended X/XX/XXXX; therefore, the loan should not have disbursed until X/XX/XXXX. A PCCD with LOE and proof of delivery is required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
Per Funding Manager -Rescission not violated as it expired X/XX/XX at midnight based on signing occurring for all parties on X/XX/XX. Loan Funded on X/XX/XX after rescission elapsed. Please reference details in Question X. Notary error with notarization of dates and corrected APA’s obtained.
																																							This loan passed the TILA right of rescission test. Exception Resolved.
252	XXXX	XXXX		1526490_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) )
252	XXXX	XXXX		1526490_-98263	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Provide undiscounted rate
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Rate Stack attached, along with Compliance Report showing fee breakdown.	The funding date is not before the third business day following consummation.
624	XXXX	XXXX		1526491_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Individual Assistance Disaster Area with no subsequent Post Disaster Property Inspection.  Declaration date XX/XX/XX, AVM dated XX/XX/XX.  No full appraisal or statement from borrowers to support no damage occurred.    ; Disaster outside of X month lookback. Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Disaster outside of X month lookback.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.

624	XXXX	XXXX		1526491_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
384	XXXX	XXXX		1526492_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
384	XXXX	XXXX		1526492_-98449	Compliance	3	1	Discount Fee Test
The loan failed the discount fee test. (DC ST § XX-XXXX(e)(X)-(X))This loan failed because either:The loan has an origination fee that is greater than X% of the principal; orThe compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than X% of the principal.; ; The X% Origiantion fee is over the threshold by $XXX.XX, which includes the Discount points $XXX.XX and Origination fee $XXX.XX is over $XXX.XX.
There's no discounted/starting rate to determine if the discount points are Bona fide.
										Rescinded				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)
Rate Stack attached. § XX–XXXX(d)(X) specifies that loans for a primary residence are only subject to certain portions of section XX. (d)(X) any loan where the borrower receives the use of an amount in excess of $X,XXX which is secured directly or indirectly by a mortgage or deed of trust on residential real property, or by a security interest in stock or a membership certificate issued to a tenant stockholder or resident member by a cooperative housing organization, or by the assignment by the way of a security of the borrower’s interest in the proprietary lease or right of tenancy in property covered by a cooperative housing organization and the residential real property or cooperative is the place of residence of the borrower, shall only be subject to the provisions of D.C. Official Code, sections XX-XXXX(f), XX-XXXX, XX-XXXX, XX-XXXX, XX-XXXX, and XX-XXXX"

The portion of XX-XXXX that specifies the X% max points is under (e)(X) which is not included in the sections that (d)(X) specifies are applicable to primary residences.

XX-XXXX(d)(X) states “any loan where the borrower receives the use of an amount in excess of $X,XXX which is secured directly or indirectly by a mortgage or deed of trust on residential real property… and the residential real property … is the place of residence of the borrower shall only be subject to the provisions of D.C. Official Code, sections XX-XXXX(f)” and does not apply to XX-XXXX(e)(X) or (X). Exception Rescinded.

384	XXXX	XXXX		1526492_-98450	Compliance	3	1	Origination Fee Test
The loan failed the origination fee test. (DC ST § XX-XXXX(e)(X)-(X))The loan has an origination fee that is greater than X% of the loan's principal.; ; The X% Origiantion fee is over the threshold by $XXX.XX, which includes the Discount points $XXX.XX and Origination fee $XXX.XX is over $XXX.XX.
										Rescinded				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX		Yes				Higher Priced QM (APOR)
Rate Stack attached; § XX–XXXX(d)(X) specifies that loans for a primary residence are only subject to certain portions of section XX. (d)(X) any loan where the borrower receives the use of an amount in excess of $X,XXX which is secured directly or indirectly by a mortgage or deed of trust on residential real property, or by a security interest in stock or a membership certificate issued to a tenant stockholder or resident member by a cooperative housing organization, or by the assignment by the way of a security of the borrower’s interest in the proprietary lease or right of tenancy in property covered by a cooperative housing organization and the residential real property or cooperative is the place of residence of the borrower, shall only be subject to the provisions of D.C. Official Code, sections XX-XXXX(f), XX-XXXX, XX-XXXX, XX-XXXX, XX-XXXX, and XX-XXXX"

The portion of XX-XXXX that specifies the X% max points is under (e)(X) which is not included in the sections that (d)(X) specifies are applicable to primary residences.

XX-XXXX(d)(X) states “any loan where the borrower receives the use of an amount in excess of $X,XXX which is secured directly or indirectly by a mortgage or deed of trust on residential real property… and the residential real property … is the place of residence of the borrower shall only be subject to the provisions of D.C. Official Code, sections XX-XXXX(f)” and does not apply to XX-XXXX(e)(X) or (X). Exception Rescinded.

583	XXXX	XXXX		1526493_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation to confirm XXXX tax liability of $XX,XXX as reflected on tax transcripts  was paid in full prior to closing as required per guidelines when taxes are owed from a prior year and are not a lien showing on credit or title (page XX).
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/X/XXXX		No	Yes	Yes		Higher Priced QM (APOR)	Please see attached Exception request and UW VP approval of Exception. Requesting exception for XXXXX to Purchase.
Please see attached Exception request and UW VP approval of Exception. Requesting exception for XXXXX to Purchase. The IRS monthly payment of $XXX.XX added per agreement.  DTI of XX.XXX% remains in toleance. DTI would be XX.XXX% without the IRS payment of $XXX.XX. Lender exception requested based on the number of payments made (X) which meets FNMA requirements. An updated XXXX and final XXXX including monthly payment provided.  Exception requested by lender with the following compensating factors; Credit score>+XXX at XXX FICO, mortgage history the last XX moths XxXX on mortgae > X years. CA included IRS $XXX monthly payment to DTI, DTI is XX.XXX, which meets requirements.   Client to Review.; Open Rebuttal to Acknowledged by Client.
GL UW Exception approved. Exception acknowledged and downgraded to EVX/B.

583	XXXX	XXXX		1526493_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
497	XXXX	XXXX		1526494_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Please provide the auto loan details which borrower(s) co-signed for son per LOX in file of new credit.  XXX $XXX payment per month which was counted in the DTI but supporting documentation on the new debt is not found in file.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	XXX Loan Agreement attached.
Borrower liabilities verified indicator is Present. The XXX Security Agreement confirms the new debt obtained with a monthly payment of $XXX.XX which was already included in the total DTI calculation. Exception Resolved.

497	XXXX	XXXX		1526494_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
430	XXXX	XXXX		1526495_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
430	XXXX	XXXX		1526495_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
136	XXXX	XXXX		1526496_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
278	XXXX	XXXX		1526497_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
387	XXXX	XXXX		1526498_3794	Credit	3	1	Occupancy Status
The intent and/or status of the borrower's occupancy is not supported in the file.  The initial and final XXXX in the loan file reflects the subject to be "retained for investment" vs primary residence.  Lender to provide updatedXXXX from borrower.  Additional conditions may apply.; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolved.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached
Occupancy is supported by documentation provided in the loan file.; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolved.

387	XXXX	XXXX		1526498_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
387	XXXX	XXXX		1526498_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
163	XXXX	XXXX		1526499_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
(i) Additional monthly payment of $XX.XX, disclosed as "other" on XXXX.  Please provide explanation or source documentation to support.  (ii)  Please provide HOA documentation to support $XX monthly payment.  Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
The XX.XX was to account for the escrow shortage on the Xst lien. The borrower's current monthly Xst lien payment is XXXX.XX as reflected on the most recent escrow shortage letter. The borrower was qualified with PITI of XXXX.XX which is slightly higher than required so an updated XXXX/XXXX has not been provided. Please see attached escrow shortage letter for first lien.

Borrower liabilities verified indicator is Present. HOA documents provided reflecting quarterly payments are $XXX, which is $XX per month.  Escrow Review Statement confirms as of X/XX/XXXX the additional $XX.XX monthly payment is the escrow shortage.  All monthly payments added to the total DTI. Exception Resolved.

163	XXXX	XXXX		1526499_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
734	XXXX	XXXX		1526500_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
301	XXXX	XXXX		1526501_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
301	XXXX	XXXX		1526501_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
576	XXXX	XXXX		1526502_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
22	XXXX	XXXX		1526503_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
10	XXXX	XXXX		1526504_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
505	XXXX	XXXX		1526505_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
195	XXXX	XXXX		1526509_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation to confirm $X.XX per month "other" payment listed on final XXXX.; Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $X.XX monthly fee. Additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other amount is Xst lien Escrow Shortage. See attached escrow letter.
Borrower liabilities verified indicator is Present.  Escrow Review Statement provided confirms as of X/XX/XXXX the "other" monthly payment of $X.XX was from an escrow shortage. Amount was included in total DTI. Exception Resolved.

195	XXXX	XXXX		1526509_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
445	XXXX	XXXX		1526510_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
122	XXXX	XXXX		1526511_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
128	XXXX	XXXX		1528244_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
746	XXXX	XXXX		1528245_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; loan amount is not greater than XXXK to be exempt.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
746	XXXX	XXXX		1528245_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
746	XXXX	XXXX		1528245_-97739	Compliance	3	1	XXX Rate Spread Home Loan Test
This loan failed the XXX rate spread home loan test.
( XXX GS §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full CompliaXXXeAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
573	XXXX	XXXX		1528246_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
469	XXXX	XXXX		1528248_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
52	XXXX	XXXX		1528249_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
34	XXXX	XXXX		1528250_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Please provide explanation/support for the $XX.XX 'other' monthly payment reflected on the XXXX/XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Other Payment is applicable towards Xst lien Escrow Shortage. See escrow statement.
Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms as of XX/XX/XXXX the $XX.XX "other" payment on the XXXX is from an escrow shortage, which was included in total DTI. Exception Resolved.

34	XXXX	XXXX		1528250_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
407	XXXX	XXXX		1528251_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
635	XXXX	XXXX		1528252_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
427	XXXX	XXXX		1528253_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow  met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
427	XXXX	XXXX		1528253_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
92	XXXX	XXXX		1528254_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
678	XXXX	XXXX		1528255_1267	Credit	3	1	Borrower Transcripts are missing
The borrower transcripts is Missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
678	XXXX	XXXX		1528255_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
678	XXXX	XXXX		1528255_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Service charge is $X,XXX.XX which exceeds the X% allowable fee ($XXX.XX).
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
263	XXXX	XXXX		1528256_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant,
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
274	XXXX	XXXX		1528257_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
296	XXXX	XXXX		1528258_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
296	XXXX	XXXX		1528258_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
341	XXXX	XXXX		1528259_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
97	XXXX	XXXX		1528260_-96365	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
97	XXXX	XXXX		1528260_-96369	Compliance	3	1	Reimbursement Amount Validation Test
This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
97	XXXX	XXXX		1528260_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
497	XXXX	XXXX		1528261_1246	Credit	3	1	Transmittal Summary is Partial	Missing first page of Lender Loan Approval (only pages X-X provided in the loan file).	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	All pages of approval attached	Lender Approval Present. Exception Resolved.
497	XXXX	XXXX		1528261_3533	Compliance	3	1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
497	XXXX	XXXX		1528261_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
629	XXXX	XXXX		1528263_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
449	XXXX	XXXX		1528264_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
336	XXXX	XXXX		1528265_1261	Credit	3	1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval. XXXX-R for BX XXXXX Pension Plan is cut off down the right side leaving pertinent information out including the date/year. Please provide a full image of BX XXXX-R for XXXXX Pension Plan. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
Agreed the XXXX is cutoff. The income from this stream is $XXX.XX a month. When backed out of the approval is pushes the DTI to XX.XXX% and still within qualifying parameters. Sine the income was not needed to qualify it does not impact the approval.

The borrower income verification does match approval. Removed borrower's retirement of $XXX.XX per month as reflected on XXXX-R XXXXX, as it was not needed. Confirmed DTI of XX.XX%. Exception Resolved.

336	XXXX	XXXX		1528265_1267	Credit	3	1	Borrower Transcripts are missing	The borrower transcripts are missing. Please provide tax transcripts as required by guidelines.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
336	XXXX	XXXX		1528265_1269	Credit	3	1	CoBorrower Transcripts is Missing	The coborrower Transcripts are missing. Please provide tax transcripts as required by guidelines.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
336	XXXX	XXXX		1528265_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Safe Harbor QM (APOR)		HPML Compliant
638	XXXX	XXXX		1528266_-96348	Compliance	3	1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required
Refund in the amount of $XXX.XX
Cure package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.  The Lender credit tolerance violation is due to the added Discount Point Fee of $XXX.XX on the LE dated X.XX.XXXX and no COC was found in the file explaining the reason for why the fee was added. Please provide a valid COC or cure package.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Valid COC attached. Appraised Value came in lower than original agreement. Was $XXXk, reduced to $XXXk, impacting LTV.
This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

638	XXXX	XXXX		1528266_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required
Refund in the amount of $XXX.XX
Cure package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.  The Zero tolerance violation is due to the added Discount Point Fee of $XXX.XX on the LE dated X.XX.XXXX and no COC was found in the file explaining the reason for why the fee was added. Please provide a valid COC or cure package.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Valid COC attached. Appraised Value came in lower than original agreement. Was $XXXk, reduced to $XXXk, impacting LTV.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

638	XXXX	XXXX		1528266_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
638	XXXX	XXXX		1528266_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
676	XXXX	XXXX		1528267_1261	Credit	3	1	Borrower Income Verification does not match Approval	TWN provided in the loan file to support bonus income used to qualify was obtained X/X/XX which was after funding date of X/XX/XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Updated approval docs are attached. We only used the updated VOE to validate prior years bonus income and solely used the $XXX bonus income from the borrower's current paystub, which was dated X/XX. There was an error found with Xst lien Escrow Shortage that we identified, and had to add more income to offset the shortage. If needed, requesting an exception to purchase with the updated information.
																																							Exception Resolved
676	XXXX	XXXX		1528267_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
155	XXXX	XXXX		1528268_2571	Credit	3	1	Final Loan Application is Partial	Please provide copy of executed (Borrowers' Acknowledgement of Mortgage Repayment Ability) Disclosure. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	ATR Attached	Borrower's Acknowledgement of Mortgage Repayment Ability is Present and Executed by the borrower at closing. Exception Resolved.
155	XXXX	XXXX		1528268_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Please provide documentation for the (other monthly liability on the lenders XXXX) for $X.XX per month. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Other Payment is applicable towards Xst lien base escrow.
Borrower liabilities verified indicator is Present. Escrow Analysis provided indicates the borrower's base escrow decreased $X.XX from X/X/XXXX to X/XX/XXXX and was put towards the shortage and cushion. This amount was included in total DTI per XXXX in file. Exception Resolved.

155	XXXX	XXXX		1528268_-96658	Compliance	3	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
536	XXXX	XXXX		1528269_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
686	XXXX	XXXX		1528270_2571	Credit	3	1	Final Loan Application is Partial	Final Loan Application is partial. Updated final application is needed. Borrower's occupancy needs to be updated on final application. . Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached explaining XXXX occupancy discrepancy
Final Loan Application is Present. Lender response "The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence. Financial statements supplied (WXs) also reflect the subject property address as the customer’s current address." It is confirmed appraisal reflects primary residence on Section X of application and the borrowers will occupy property as primary on Section Xa.  Exception Resolved.

686	XXXX	XXXX		1528270_3530	Compliance	3	1	Higher-Priced Mortgage Loan Appraisal Delivery to the Borrower is Greater than 3 days Prior to Consummation (12 CFR 1026.35(c)(6))	Confirmation of Appraisal delivery date to the borrower of X/XX/XXXX is greater than X days prior to consummation of X/XX/XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
686	XXXX	XXXX		1528270_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
228	XXXX	XXXX		1528271_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
129	XXXX	XXXX		1528272_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
466	XXXX	XXXX		1528273_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML No escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
148	XXXX	XXXX		1528274_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
262	XXXX	XXXX		1528275_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
12	XXXX	XXXX		1528276_2571	Credit	3	1	Final Loan Application is Partial	Missing full X year residence history on final XXXX (only X.X years provided).	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Updated XXXX with borrowers previous residence.	Final Loan Application is Present reflecting at least two years of residence history. Exception Resolved.
12	XXXX	XXXX		1528276_2578	Credit	3	1	Housing history does not meet guidelines
Per Lender Guidelines a XX month housing history is required.  Borrowers can use a combination of rental history and mortgage history to meet the housing history requirements, however, only XX months were documented in the loan file.  Please provide prior mortgage or rental payment history to complete a full XX months as required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	XXX services the Xst lien. Pay history attached since X/XX/XX. Prior lender history also attached to reflect August XX.	Housing delinquency meets guidelines. Housing history from XX/XX/XXXX to X/X/XXXX, XX-months sufficient. Exception Resolved.
12	XXXX	XXXX		1528276_3533	Compliance	3	1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)	See attached Mavent Compliance Report. The loan is QM eligible and Presumption of Compliance. This makes it exempt from HPML guidelines.	Full appraisal not required. Exception Resolved.
12	XXXX	XXXX		1528276_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Complaint
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
497	XXXX	XXXX		1528277_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Xnd Lien, No escrow, no appraisal, Loan amount XX,XXX
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
73	XXXX	XXXX		1528278_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
442	XXXX	XXXX		1528279_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  IRS debt should have been paid in full at closing.  Per the XXX Second Lien Guidelines:  If IRS taxes are owed from the prior tax year and are not showing as a lien on credit or title the y must be paid in full prior to or at closing.  The IRS debt is lacking six (X) consecutive months of payments on the payment plan made as of the loan application date.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/X/XXXX		No	No	Yes		Higher Priced QM (APOR)
Requesting exception. See letter attached.XXX agrees X consecutive payments were not provided for the borrowers IRS debt. XXX would like your consideration for an exception to the X month proof of payments on the IRS debt. The borrower went into the installment payment plan on X/X/XX. The monthly debt was considered into the DTI and proof of the installment terms as well as the Xst payment were provided. While we did not meet the guideline requirements of X payments we do meet FNMA’s requirements with proof of X payment made. Due to meeting FNMA’s requirements and the compensating factors below XXX would consideration for an exception to the defect.
																																							Acknowledged by Client. Debt is included in DTI.
442	XXXX	XXXX		1528279_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
670	XXXX	XXXX		1528280_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
72	XXXX	XXXX		1528281_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
72	XXXX	XXXX		1528281_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
485	XXXX	XXXX		1528282_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
655	XXXX	XXXX		1528283_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XX, Severe Winter Storms, Flooding, and Mudslides - DR-XXXX-XXX was a declared disaster in XXX, XXX for the period XX/XX/XX - XX/XX/XXXX. The file only contains an AVM dated X/XX/XX and there are no servicing notes. Please provide a Post Disaster Inspection - additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	See Xst lien FEMA confirmation of no damage.
Servicing Comments regarding post-disaster inspection provided. Servicing comments provided reflect a disaster inspection was ordered and completed on X/XX/XXXX with no damages.  Further, borrower confirmed on XX/XX/XXXX no disaster impact.  Exception Resolved

420	XXXX	XXXX		1528284_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
233	XXXX	XXXX		1528285_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
744	XXXX	XXXX		1528286_1267	Credit	3	1	Borrower Transcripts are missing	IRS Transcripts are required for all borrowers (regardless of income source or other documentation). The file does not contain transcripts. Please provide IRS Tax Transcripts.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
744	XXXX	XXXX		1528286_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
83	XXXX	XXXX		1528287_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
470	XXXX	XXXX		1528288_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
549	XXXX	XXXX		1528289_1267	Credit	3	1	Borrower Transcripts are missing	The borrower transcripts are missing, as required by guidelines Section X.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
549	XXXX	XXXX		1528289_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO Escrow established, See pg XXX/XXX appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
549	XXXX	XXXX		1528289_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Origination Charge XXX Service Charge on CD is $XXXX, maximum allowed is $XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
129	XXXX	XXXX		1528290_3531	Compliance	3	1	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
129	XXXX	XXXX		1528290_-96658	Compliance	2	2	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
15	XXXX	XXXX		1528291_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
191	XXXX	XXXX		1528292_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Title Disbursement fee changed to the Title Settlement/Closing fee on the CD issued X/XX/XXXX without a valid reason.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
191	XXXX	XXXX		1528292_-96369	Compliance	3	1	Reimbursement Amount Validation Test
This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
191	XXXX	XXXX		1528292_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
382	XXXX	XXXX		1528293_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
127	XXXX	XXXX		1528294_1267	Credit	3	1	Borrower Transcripts are missing	The borrower transcripts are missing, as required per Guidelines Section X.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
127	XXXX	XXXX		1528294_1269	Credit	3	1	CoBorrower Transcripts is Missing	The co-borrower transcripts are missing, as required per Guidelines Section X.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
127	XXXX	XXXX		1528294_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
629	XXXX	XXXX		1528295_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
19	XXXX	XXXX		1528296_1257	Credit	2	2	Borrower Employment Verification does not meet guidelines	Please provide employment verification within ten business days of closing for BX. VVOE dated XX/XX/XX and Closing was XX/XX/XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	The VVOE was good through date is X/XX/XX in which we closed on X/XX/XX. The VVOE was not expired at the time of closing.	Confirmed the VVOE completed on X/X/XXXX is exactly XX business days from closing date X/XX/XXXX. Exception Resolved.
19	XXXX	XXXX		1528296_1258	Credit	3	1	CoBorrower Employment Verification does not meet guidelines	Please provide employment verification within ten business days of closing for BX. VVOE dated XX/XX/XX and Closing was XX/XX/XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	The VVOE was good through date is X/XX/XX in which we closed on X/XX/XX. The VVOE was not expired at the time of closing.	Confirmed the VVOE completed on X/X/XXXX is exactly XX business days from closing date X/XX/XXXX. Exception Resolved.
19	XXXX	XXXX		1528296_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
755	XXXX	XXXX		1528297_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
378	XXXX	XXXX		1528298_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
49	XXXX	XXXX		1528299_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
85	XXXX	XXXX		1528300_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
257	XXXX	XXXX		1528301_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
385	XXXX	XXXX		1528302_1261	Credit	3	1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval. The bonus income was calculated by using XXXX plus YTD divided by XX.XX months. The correct calculation is XXXX plus YTD divided by XX months, as the Guidelines state you cannot use future bonus income. A two year history is required, and a two year average is to be used.  Additionally, the WVOE does not identify the bonus and commission income is likely to continue, per Guidelines.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/X/XXXX		No	No	Yes		Non-QM: Lender documented all ATR UW factors
Requesting exception. See letter attached.XXX agrees that there isn’t any evidence that the XXXX bonus is received throughout the year to consider using a YTD average instead of annualizing the YTD bonus and averaging with XXXX. The Underwriter took an aggressive income approach with a bonus that appears to be received annually. The approved DTI was at XX.XXX% and with the update it pushes the DTI to XX.XXX%. The WVOE did not indicate if the bonus was likely to continue but the borrower has sufficient history, and the bonus is increasing year over year and is stable. Many employers will not complete that box based on company policy. XXX would like XXXXX’s consideration for an exception request for the X defects cited. The DTI is just over the XX% guideline and the loan contains the compensating factors shown below.
																																							Acknowledged by Client. Small DTI exception with X+ years in home, XX years on job, XXX qualiifying score, XX% CLTV.
385	XXXX	XXXX		1528302_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.	Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/X/XXXX		No	No	Yes		Non-QM: Lender documented all ATR UW factors
Requesting exception. See letter attached.XXX agrees that there isn’t any evidence that the XXXX bonus is received throughout the year to consider using a YTD average instead of annualizing the YTD bonus and averaging with XXXX. The Underwriter took an aggressive income approach with a bonus that appears to be received annually. The approved DTI was at XX.XXX% and with the update it pushes the DTI to XX.XXX%. The WVOE did not indicate if the bonus was likely to continue but the borrower has sufficient history, and the bonus is increasing year over year and is stable. Many employers will not complete that box based on company policy. XXX would like XXXXX’s consideration for an exception request for the X defects cited. The DTI is just over the XX% guideline and the loan contains the compensating factors shown below.
																																							Acknowledged by Client. Small DTI exception with X+ years in home, XX years on job, XXX qualiifying score, XX% CLTV.
385	XXXX	XXXX		1528302_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
31	XXXX	XXXX		1528303_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)	and with the update it pushes the DTI to XX.XXX%. The WVOE did not indicate if the bonus was likely to continue	HPML Compliant
146	XXXX	XXXX		1528304_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)	but the borrower has sufficient history, and the bonus is increasing year over year and is stable. Many employers	HPML Compliant
146	XXXX	XXXX		1528304_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)	will not complete that box based on company policy. XXX would like XXXX’s consideration for an	Compliant
370	XXXX	XXXX		1528305_1246	Credit	3	1	Transmittal Summary is Partial	Missing page X of Lender's Conditional Loan Approval (only pages X-X were provided in the loan file).	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	exception request for the X defects cited. The DTI is just over the XX% guideline and the loan contains the	Lender Conditional Approval Present. Exception Resolved.
370	XXXX	XXXX		1528305_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation to confirm monthly Borrower Paid Mortgage Insurance as reflected on Escrow Inquiry provided in the loan file or provide confirmation BPMI was paid as an upfront lump sum at the time the First Lien was originated. Also, missing documentation to confirm monthly HOA dues on the subject property (documentation on page XXX in the loan file does not list the subject property address).
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	compensating factors shown below.
Borrower liabilities verified indicator is Present.  The HOA Screenshow confirms the annual payment is $XXXX, and the Escrow Analysis confirms there is no MI, but the $XX.XX additional on the escrow inquire in loan file, is from an escrow shortage as of X/X/XXXX. Audit included this additional amount in DTI, DTI still within maximum.  Exception Resolved.

370	XXXX	XXXX		1528305_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Not exempt due to loan amount being under $XXXk.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
370	XXXX	XXXX		1528305_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
627	XXXX	XXXX		1528306_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
290	XXXX	XXXX		1528307_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
557	XXXX	XXXX		1528309_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
382	XXXX	XXXX		1528310_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
93	XXXX	XXXX		1528311_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
726	XXXX	XXXX		1528312_-96468	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Initial CD dated and received by borrower  X/XX/XXXX, consummation dated X/XX/XXXX, does not met the required X day waiting.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors
See the email from our compliance department. An exception was given to waive the X day waiting period do to the financial hardship it would create for the borrower waiting to fund their loan. Also attached is the borrowers hardship letter.

The initial closing disclosure delivery date test does not apply to this loan. ( XX CFR §XXXX.XX(f)(X)(iv) ) If the consumer determines that the extension of credit is needed to meet a bona fide personal financial emergency, the consumer may modify or waive the three-business-day waiting period for the initial closing disclosure. The loan has marked the "Waiver Box - Initial Closing Disclosure X-Day Waiting Period" checkbox indicating that the consumer has modified or waived the three-business-day waiting period, after receiving the initial closing disclosure. By checking the checkbox, the user certifies that the other requirements to waive or modify the waiting period have been met.  PLEASE NOTE: Regulation Z requires that to modify or waive the waiting period, the consumer shall give the creditor a dated written statement that describes the emergency, specifically modifies or waives the waiting period, and bears the signature of all the consumers who are primarily liable on the legal obligation. Printed forms for this purpose are prohibited.

726	XXXX	XXXX		1528312_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
741	XXXX	XXXX		1528313_-96416	Compliance	3	1	XXX Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
741	XXXX	XXXX		1528313_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
741	XXXX	XXXX		1528313_-97141	Compliance	3	1	Nonprime Home Loan (Oct. 1 2009 and after)
Nonprime Home Loan (XXX ST §XXa-XXX(a)(X))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in one-to-four family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to $XXX,XXX.; Informational
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
741	XXXX	XXXX		1528313_-97142	Compliance	3	1	XXX NPHLA Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
402	XXXX	XXXX		1528314_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
402	XXXX	XXXX		1528314_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Maximum allowed fee was X%. Lender charged a fee of $XXXX.XX which was $X,XXX.XX more than the allowed X%
										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
317	XXXX	XXXX		1528317_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
317	XXXX	XXXX		1528317_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
174	XXXX	XXXX		1528318_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
223	XXXX	XXXX		1528319_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
73	XXXX	XXXX		1528320_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
73	XXXX	XXXX		1528320_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Service Charge is more than X% of the loan amount.
										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
167	XXXX	XXXX		1528321_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
227	XXXX	XXXX		1528322_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
195	XXXX	XXXX		1528323_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
195	XXXX	XXXX		1528323_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
249	XXXX	XXXX		1528325_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
503	XXXX	XXXX		1528326_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
503	XXXX	XXXX		1528326_-97385	Compliance	3	1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
615	XXXX	XXXX		1528327_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
511	XXXX	XXXX		1528328_1267	Credit	3	1	Borrower Transcripts are missing	Missing Tax Transcripts required per Lender guidelines.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
511	XXXX	XXXX		1528328_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
751	XXXX	XXXX		1528329_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliance
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
322	XXXX	XXXX		1528330_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
76	XXXX	XXXX		1528331_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
692	XXXX	XXXX		1528332_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
301	XXXX	XXXX		1528333_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
301	XXXX	XXXX		1528333_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
367	XXXX	XXXX		1528335_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
235	XXXX	XXXX		1528336_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
235	XXXX	XXXX		1528336_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Maximum charge allowed was $XXXX.XX. The XXX  service charge was $X,XXX.XX which exceeds the maximum allowed by $X,XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
398	XXXX	XXXX		1528337_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
76	XXXX	XXXX		1528338_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
311	XXXX	XXXX		1528339_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
63	XXXX	XXXX		1528340_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
403	XXXX	XXXX		1528341_2571	Credit	3	1	Final Loan Application is Partial	Final XXXX is partial: Please provide an updated page X and page X of the XXXX reflecting the Intended Occupancy of the Subject Property as Primary Residence.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached explaining XXXX occupancy discrepancy
Lender letter of explanation Present. Lender Response “The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence.” Confirmed occupancy affidavit and final loan application Section X reflects property as primary and borrower will occupy property as primary per section Xa.  Exception Resolved.

403	XXXX	XXXX		1528341_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
666	XXXX	XXXX		1528342_-96413	Compliance	3	1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
666	XXXX	XXXX		1528342_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
713	XXXX	XXXX		1528343_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
137	XXXX	XXXX		1528344_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
561	XXXX	XXXX		1528345_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
X) Missing documentation to confirm new monthly debt and payment as a result of SYNCB/WALG inquiry on X/XX/XX listed on credit report.  Letter of explanation provided by Borrowers on page XXX indicates new debt was taken out with a monthly payment amount of $XXX, however, this documentation is not present in the loan file.  X) Also, missing documentation to confirm "Other" Payment in the amount of $XXX.XX shown on the XXXX. Escrow Inquiry on page X verifies $XX.XX of that amount is for FHAMIP, however, the remaining $XXX.XX cannot be verified.  Upon receipt of this documentation, additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The borrower provided an updated LOE that is dated X/XX which states they applied for a XXXXX card but was denied. In the LOE that is being referenced the borrower mentioned a new mattress which typically would not be bought from a XXXXX. The borrower has XXXXX already on the credit report with a $XX payment that was being referenced. The payment in the "other" is the FHA MIP + the escrow shortage of $XXX.XX. This amount was over stated by $XX.XX. Escrow letter provided.

Borrower liabilities verified indicator is Present.  The Escrow Review Statement provided confirms as of XX/XX/XXXX the "other" payment on the XXXX for first lien is from an escrow shortage of $XXX.XX, but approval included a payment of $XXX.XX and DTI still within tolerance. LOE from borrower confirms borrower applied for SYNCB/XXXX (XXXXX) but was denied.  Confirmed XXXXX was included in total DTI.  Exception Resolved.

561	XXXX	XXXX		1528345_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
80	XXXX	XXXX		1528346_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
33	XXXX	XXXX		1528347_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
119	XXXX	XXXX		1528348_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with establish escrow met appraisal requirement.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
456	XXXX	XXXX		1528349_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
456	XXXX	XXXX		1528349_-98046	Compliance	3	1	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The following fees included in the Brokerage/Finder Fee are:  XXX Service Charge (Administration) $XXXX.XX. The X% threshold is $XXXX.XX and the fees are over by $XXX.XX.
										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
546	XXXX	XXXX		1528350_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
579	XXXX	XXXX		1528352_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
709	XXXX	XXXX		1528353_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
400	XXXX	XXXX		1528354_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
487	XXXX	XXXX		1528355_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
117	XXXX	XXXX		1528356_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Please provide HOA documentation to support the $XX.XX per month payment to Cedar Grove Village.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	See HOA confirmation confirming annual dues.	Borrower liabilities verified indicator is Present. Exception Resolved.
117	XXXX	XXXX		1528356_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
198	XXXX	XXXX		1528357_1267	Credit	3	1	Borrower Transcripts are missing
The borrower transcripts is Missing; IRS Transcripts are required for all borrowers. The File does not contain copies of tax transcripts. Please provide transcripts for BX. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
198	XXXX	XXXX		1528357_1269	Credit	3	1	CoBorrower Transcripts is Missing
The coborrower Transcripts is Missing; IRS Transcripts are required for all borrowers. The File does not contain copies of tax transcripts. Please provide transcripts for BX. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
198	XXXX	XXXX		1528357_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
5	XXXX	XXXX		1528358_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
307	XXXX	XXXX		1528359_1267	Credit	3	1	Borrower Transcripts are missing
; Per Lender guidelines IRS Tax transcripts are required for all borrowers. The file does not contain evidence of the tax transcripts. Please provide transcripts for all borrowers. Additional Conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
307	XXXX	XXXX		1528359_1269	Credit	3	1	CoBorrower Transcripts is Missing
; Per Lender guidelines IRS Tax transcripts are required for all borrowers. The file does not contain evidence of the tax transcripts. Please provide transcripts for all borrowers. Additional Conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
307	XXXX	XXXX		1528359_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
; DTI of XX.XX% vs. XX.XXX% due to new higher HOI monthly premium of $XXX.XX per month as reflected on Escrow Inquiry on page X vs. $XX.XX provided on policy expiring X/XX/XX.  In addition, Lender used $X.XX per month for XXXXX vs. minimum  of $XX per month required per page XX of Lender guidelines. Using new HOI premium and higher monthly open remaining debt resulted in a DTI of XX.XX% which is greater than the max XX% allowed per Lender guidelines.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	X/X/XXXX		No	No	Yes		Higher Priced QM (APOR)
Requesting exception. See letter attached.Please consider an exception for loan as DTI is rounding down to XX%. At the time of origination, the borrower was qualified with the correct total PITI and additional amount listed in other, totaling PITIA for Xst mortgage of $X,XXX.XX which includes the escrow shortage after HOI increased. The XXXXX has been updated to a monthly minimum payment of$XX resulting in an updated DTI of XX.XXX%. Additionally, we would like to mention that the borrower’s YTD income is trending upwards at an average of $XXXX.XX which would bring DTI below XX% (not used to qualify). Please see updated XXXX/XXXX with the $XX monthly minimum payment for GS, escrow shortage letter confirming monthly payment of $XXXX.XX for the associated Xst lien.
																																							Acknowledged by Client. Small DTI exception with XXX years in home, XXX years on job for BX and BX, XXX qualifying score.
307	XXXX	XXXX		1528359_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
132	XXXX	XXXX		1528360_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
302	XXXX	XXXX		1528361_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
98	XXXX	XXXX		1528362_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
330	XXXX	XXXX		1528363_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
613	XXXX	XXXX		1528364_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
253	XXXX	XXXX		1528365_1267	Credit	3	1	Borrower Transcripts are missing
The borrower transcripts is Missing; IRS Transcripts are required for all borrowers (regardless of income source or other documentation). The file does not contain transcripts. Please provide transcripts. Additional Conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
253	XXXX	XXXX		1528365_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
260	XXXX	XXXX		1528366_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
28	XXXX	XXXX		1528367_1267	Credit	3	1	Borrower Transcripts are missing
The borrower transcripts is Missing; Per the Guidelines transcripts must be ordered for all borrowers the file does not contain a copy of tax transcripts. Please provide tax transcripts for the borrowers. Additional Conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
28	XXXX	XXXX		1528367_1269	Credit	3	1	CoBorrower Transcripts is Missing
The coborrower Transcripts is Missing; Per the Guidelines transcripts must be ordered for all borrowers the file does not contain a copy of tax transcripts. Please provide tax transcripts for the borrowers. Additional Conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
28	XXXX	XXXX		1528367_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Safe Harbor QM (APOR)		HPML Compliant
28	XXXX	XXXX		1528367_-98263	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Provide documentation to show discount points are paid for purposes of reducing the rate.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	See Rate Stack to prove rate reduction.	Exception Resolved
259	XXXX	XXXX		1528368_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
428	XXXX	XXXX		1528369_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
517	XXXX	XXXX		1528370_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
627	XXXX	XXXX		1528371_2571	Credit	3	1	Final Loan Application is Partial	Final XXXX is partial: Please provide an updated page X (Section X)of the XXXX reflecting the Intended Occupancy of the Subject Property as Primary Residence, not Investment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached explaining XXXX occupancy discrepancy
Lender letter of explanation Present. Lender Response “The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence.” Confirmed occupancy affidavit and final loan application Section X reflects property as primary and borrower will occupy property as primary per section Xa. And confirmed WXs, transcripts and paystubs reflect borrower’s property as subject.  Exception Resolved.

627	XXXX	XXXX		1528371_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrow and met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
7	XXXX	XXXX		1528372_1267	Credit	3	1	Borrower Transcripts are missing	The borrower transcripts is Missing; Guideline, Section X, requires two years of tax transcripts. Not in file, please provide.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
7	XXXX	XXXX		1528372_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX.XX is due to addition of appraisal fee on the LE dated X/XX/XXXX without a valid COC. The COC only indicates the borrower requested to review loan estimate which is not a valid reason for the addition of the fee
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
The AVM came back with an FSD score in excess of XX per the Prop Profile Report. This was our triggering event and the full APPR fee was disclosed to the borrower on X/XX which was within X business days.*Xnd liens do not always require appraisals, however Xnd liens require a drive by appraisal if the FSD Score on the AVM is > XX
If FSD Score triggered the drive by appraisal requirement, this is a valid addition of an appraisal fee*
																																							This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).
7	XXXX	XXXX		1528372_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
265	XXXX	XXXX		1528373_1267	Credit	3	1	Borrower Transcripts are missing
The borrower transcripts is Missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	*Xnd liens do not always require appraisals, however Xnd liens require a drive by appraisal if the FSD Score on the AVM is > XX	Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
265	XXXX	XXXX		1528373_1269	Credit	3	1	CoBorrower Transcripts is Missing	The coborrower Transcripts is Missing	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	If FSD Score triggered the drive by appraisal requirement, this is a valid addition of an appraisal fee*	Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
265	XXXX	XXXX		1528373_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
332	XXXX	XXXX		1528374_1267	Credit		1	Borrower Transcripts are missing	The borrower transcripts is Missing; IRS transcripts are required for all borrowers, Please provide copies of the IRS tax transcripts for BX. Additional Conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
332	XXXX	XXXX		1528374_1269	Credit		1	CoBorrower Transcripts is Missing	The coborrower Transcripts is Missing; IRS transcripts are required for all borrowers, Please provide copies of the IRS tax transcripts for BX. Additional Conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
332	XXXX	XXXX		1528374_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
446	XXXX	XXXX		1528375_1267	Credit		1	Borrower Transcripts are missing	The borrower transcripts is Missing. Please provide copy of tax transcripts for the borrower. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
446	XXXX	XXXX		1528375_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
5	XXXX	XXXX		1528376_2957	Property		1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. File does not contain borrower or lender verification property was not damaged in Disaster dated X/X/XXXX per FEMA.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	See Xst lien FEMA confirmation of no damage.	Servicing Comments regarding a Post Disaster Inspection provided. Inspection completed on XX/XX/XXXX and inspection indicated no damages from the disaster were present. Exception Resolved.
5	XXXX	XXXX		1528376_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPMl loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
631	XXXX	XXXX		1528377_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
658	XXXX	XXXX		1528378_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
704	XXXX	XXXX		1528379_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
564	XXXX	XXXX		1528380_1267	Credit		1	Borrower Transcripts are missing	The borrower transcripts is Missing. Guidelines require tax transcripts for all borrowers. Please provide transcripts for review. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
564	XXXX	XXXX		1528380_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
60	XXXX	XXXX		1528381_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
425	XXXX	XXXX		1528382_1267	Credit		1	Borrower Transcripts are missing	The borrower transcripts is Missing; Tax transcripts missing. Guidelines, Section X, require two years tax transcripts.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
425	XXXX	XXXX		1528382_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
579	XXXX	XXXX		1528383_1267	Credit		1	Borrower Transcripts are missing	; Missing Borrower tax transcripts as required for all Borrowers per Section X of Lender Guidelines.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
296	XXXX	XXXX		1528384_1267	Credit		1	Borrower Transcripts are missing
The borrower transcripts is missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
296	XXXX	XXXX		1528384_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
115	XXXX	XXXX		1528385_1267	Credit		1	Borrower Transcripts are missing
The borrower transcripts is Missing; IRS Transcripts are required for all borrowers. The file does not contain copies of the borrowers IRS transcripts. Please provide copies of the transcripts. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
115	XXXX	XXXX		1528385_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
186	XXXX	XXXX		1528386_1267	Credit		1	Borrower Transcripts are missing
The borrower transcripts are missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
186	XXXX	XXXX		1528386_1269	Credit		1	CoBorrower Transcripts is Missing
The co-borrower transcripts are missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
186	XXXX	XXXX		1528386_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Lender reflects an HOA payment of $XXX.XX/mos on the XXXX. Page X/XX of the guidelines require that loan files must include documentation to determine full PITIA for all REO. Documentation to validate an HOA payment is missing from the file. Please provide recent HOA statement to support the dues for the subject property. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	HOA Statement Attached	Borrower liabilities verified indicator is Present. HOA monthly payment confirmed. Exception Resolved.
186	XXXX	XXXX		1528386_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
139	XXXX	XXXX		1528387_1267	Credit		1	Borrower Transcripts are missing	The borrower transcripts is Missing; The borrower transcripts is Missing	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
139	XXXX	XXXX		1528387_1269	Credit		1	CoBorrower Transcripts is Missing	The coborrower Transcripts is Missing; The coborrower Transcripts is Missing	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
139	XXXX	XXXX		1528387_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
54	XXXX	XXXX		1528388_1267	Credit		1	Borrower Transcripts are missing	The borrower transcripts is Missing	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
54	XXXX	XXXX		1528388_1269	Credit		1	CoBorrower Transcripts is Missing	The coborrower Transcripts is Missing	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
54	XXXX	XXXX		1528388_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
351	XXXX	XXXX		1528389_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
751	XXXX	XXXX		1528390_1267	Credit		1	Borrower Transcripts are missing	The borrower's tax transcripts are missing, please provide. Transcripts required on every loan per Section X of the XXX Second Lien UW Guidelines.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
751	XXXX	XXXX		1528390_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; NO Escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
625	XXXX	XXXX		1528391_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		HPML Compliant
713	XXXX	XXXX		1528392_1267	Credit		1	Borrower Transcripts are missing	The borrower transcripts is Missing. Please provide tax transcripts for the borrower. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
713	XXXX	XXXX		1528392_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
197	XXXX	XXXX		1528393_1267	Credit		1	Borrower Transcripts are missing	Per the Guidelines transcripts are required for all borrowers. The file does not contain copies of the borrower's transcripts. Please provide tax transcripts for the borrower.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
197	XXXX	XXXX		1528393_2571	Credit		1	Final Loan Application is Partial
Final loan application reflects the additional REO property located at XXX XXXX XX, XXXXX as a Primary Residence in addition to the subject property.  Documentation in file on page XXX confirms XXX XXXX is not occupied by the Borrower.  Please provide corrected intended occupancy on page X of the final application for the additional property.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	LOX Attached explaining XXXX occupancy discrepancy
Lender LOX Present. Lender Response “The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence. Income documents (WX and Paystubs) all reflect the subject property address as well.” Confirmed occupancy affidavit and final loan application Section X reflects property as primary and borrower will occupy property as primary per section Xa. And confirmed WXs and paystubs reflect borrower’s property as subject.  Exception Resolved.

197	XXXX	XXXX		1528393_929	Compliance		1	Security Instrument Indicator is Partial
Deed of Trust on page XXX identifies the subject property county as "XXX". Per the legal description on page XXX, and the recorded Deed for the first mortgage on page XXX the county is XXX. Please provide a corrected executed Deed of Trust.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Corrected DOT Page showing Laerence attached.	The security instrument indicator is Present. Deed reflects correct county. Exception Resolved.
197	XXXX	XXXX		1528393_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
197	XXXX	XXXX		1528393_-98046	Compliance		2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The X% brokerage fee is $XXX.XX, the following fee included is XXX Service Charge $XXXX.XX, which is over the threshold by $XXX.XX.
										Active				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
681	XXXX	XXXX		1528394_1267	Credit		1	Borrower Transcripts are missing
The borrower transcripts is Missing. Per the guidelines transcripts are required for all borrowers, regardless of income source or other documentation. The file does not contain copies of the transcripts for BX. Please provide the transcripts for BX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
681	XXXX	XXXX		1528394_1269	Credit		1	CoBorrower Transcripts is Missing
The coborrower Transcripts is Missing. Per the guidelines transcripts are required for all borrowers, regardless of income source or other documentation. The file does not contain copies of the transcripts for BX. Please provide the transcripts for BX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)
Tax transcripts were removed (line XX) from the matrix with the X.X version effective for loans closed X/XX. It is no longer a requirement to obtain. File underwrites should only be based off provided Underwriting Guideline Matrix.
																																							Confirmed the required tax transcript guideline was removed from the XXX. Exception Resolved.
681	XXXX	XXXX		1528394_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		HPML Compliant
4	XXXX	XXXX		435244041_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
328	XXXX	XXXX		435258900_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
620	XXXX	XXXX		435335823_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
36	XXXX	XXXX		435336243_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
33	XXXX	XXXX		435340898_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial - An updated credit report was pulled on X/XX/XXXX and additional credit inquires reflected on credit report.  Missing letter of explanation for the Factual Data and XXX credit inquiries on XX/XX/XXXX as required by Lender approval.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see attached LOE	Per XXXXXXX, confirmed the credit inquiries from Factual Data and XXX were for the subject transaction
33	XXXX	XXXX		435340898_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
381	XXXX	XXXX		435356092_651	Credit		1	Borrower Liabilities Verification Indicator is Partial	Please provide documentation to support the $XXX.XX monthly HOA obligation. May affect DTI.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	HOA Dues Attached.	Borrower liabilities verified indicator is Present. HOA Monthly Statement Confirmed. Exception Resolved.
381	XXXX	XXXX		435356092_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
301	XXXX	XXXX		435365705_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
306	XXXX	XXXX		435369293_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
450	XXXX	XXXX		435374012_651	Credit		2	Borrower Liabilities Verification Indicator is Partial
; Acknowledged by Client.  Ok to proceed with X% added for XXX Panels. Compensating Factors:  LTV/VLTV XX.XX/XX.XX less than maximum of XX%, XXX FICO, XX.XX years on job and XX.XX years at residence.  ; Borrower liabilities verified indicator is Partial - Provide evidence XXX XXX system is paid in full as indicated by Bill of Sale dated XX/XX/XXXX.  No evidence indicating if borrower acquired new debt to purchase the XXX Facility for $X,XXX.XX.  Additional conditions may apply.
										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	XX/XX/XXXX		No	No	Yes		Higher Priced QM (APOR)	Adding X% of balance for conservative payment amount.
Acknowledged by Client.  XXX agreement clearly states no lien will be associated with XXX panels. Ok to proceed with X% added for XXX Panels. Compensating Factors:  LTV/CLTV XX.XX/XX.XX less than maximum of XX/XX%, XXX FICO, XX.XX years on job and XX.XX years at residence.

450	XXXX	XXXX		435374012_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow matches appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
504	XXXX	XXXX		435374400_2578	Credit		1	Housing history does not meet guidelines
Housing history does not meet guidelines. Mortgage history must be XxXXxXX. XX months’ history reporting on credit. Fraud Report reflects a prior mortgage in the amount of $XXX,XXX on XX/XX/XX and a non-arms’ length transfer with X balance on XX/XX/XX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien Pay History Attached.	Housing delinquency meets guidelines. The Pay History provided confirms XxXX housing history as required per guides. Exception Resolved
504	XXXX	XXXX		435374400_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
331	XXXX	XXXX		435379185_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
187	XXXX	XXXX		435386347_871	Credit		1	Hazard Insurance Indicator is Partial
Hazard insurance indicator is Partial.  The UPB of both liens is currently $XXX,XXX.XX and the HOI coverage amount of $XXX,XXX is not sufficient to cover both liens.  Please provide the appropriate HOI Policy coverage.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	HOI Policy Attached	Evidence of sufficient HOI coverage was provided for the subject property. Exception Resolved. ;
187	XXXX	XXXX		435386347_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
122	XXXX	XXXX		435399787_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
362	XXXX	XXXX		435401377_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
391	XXXX	XXXX		435408802_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
737	XXXX	XXXX		435414511_-96413	Compliance		1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant
737	XXXX	XXXX		435414511_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
62	XXXX	XXXX		435418215_-96413	Compliance		1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
62	XXXX	XXXX		435418215_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
596	XXXX	XXXX		435424395_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
569	XXXX	XXXX		435432364_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
569	XXXX	XXXX		435432364_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
273	XXXX	XXXX		435433909_-96117	Compliance		1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant
273	XXXX	XXXX		435433909_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
227	XXXX	XXXX		435434626_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Appraisal requirement met.
										Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
716	XXXX	XXXX		435443916_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
691	XXXX	XXXX		435449004_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
121	XXXX	XXXX		435454053_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
118	XXXX	XXXX		435457205_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
627	XXXX	XXXX		435459482_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
242	XXXX	XXXX		435463377_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Meets appraisal requirements
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
88	XXXX	XXXX		435466693_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO Escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
360	XXXX	XXXX		435467170_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
701	XXXX	XXXX		435469614_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
The XXXX shows an "other" payment in the amount of $XXX.XX that the file does not have evidence of what this is for. The escrow review statement on page XX shows a surplus in the amount of $X,XXX.XX. Please provide evidence of what the $XXX.XX "other" payment is for. Additional Conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Xst lien Escrow Shortage statement shows a shortage of $XXXX.XX or $XX.XX. We were more conservative adding $XXX.XX to the debts.
Borrower liabilities verified indicator is Present. The Escrow Review statement confirmed the monthly escrow payment increased by $XX.XX per month. The lender was more conservative and included the escrow shortage payment to be $XXX.XX per month reflected as an "other" payment on the XXXX. Exception Resolved.

701	XXXX	XXXX		435469614_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
120	XXXX	XXXX		435471784_-96117	Compliance		1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Compliant
120	XXXX	XXXX		435471784_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
307	XXXX	XXXX		435473236_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
293	XXXX	XXXX		435476072_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML  NO escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
11	XXXX	XXXX		435481866_1227	Compliance		1	Intent to Proceed is Partial	The intent to proceed is Partial. The Intent to Proceed is not signed.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	A	B	A	B	A	B	A	B	A	X/XX/XXXX			Yes				Higher Priced QM (APOR)		Signature not required.
11	XXXX	XXXX		435481866_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
11	XXXX	XXXX		435481866_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
The XXXX page XXX shows an "other" Payment in the amount of $X.XX on the proposed mortgage payment. Please provide documentation to support this amount. The Escrow Review statement on page XXX shows a $XXX.XX excrow shortage or $XX.XX monthly.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
The required monthly payment for associated first lien is $ XXXX.XX. Please see updated XXXX/XXXX. The "other" amount has been updated to show $XX.XX which is the difference of current PITIA for Xst lien. Loan remains in tolerance w/DTI.

XXX attested the "other" payment is an error in the P+I for the first lien, and an updated XXXX/XXXX was provided. The DTI using the corrected payment increased from XX.XXX% TO XX.XXX% and meets guide. Exception Resolved.

11	XXXX	XXXX		435481866_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
468	XXXX	XXXX		435483482_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
521	XXXX	XXXX		435483714_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
168	XXXX	XXXX		435485099_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
520	XXXX	XXXX		435485206_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Cure Required - Need evidence a copy of the appraisal was provided to the borrower.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
670	XXXX	XXXX		435488655_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
398	XXXX	XXXX		435490461_3533	Compliance		1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
398	XXXX	XXXX		435490461_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
655	XXXX	XXXX		435490479_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
555	XXXX	XXXX		435491816_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
266	XXXX	XXXX		435491964_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
270	XXXX	XXXX		435496328_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
259	XXXX	XXXX		435498001_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
259	XXXX	XXXX		435498001_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
736	XXXX	XXXX		435499025_1257	Credit		2	Borrower Employment Verification does not meet guidelines
Missing a verbal or written Verification of Employment (VOE) form dated within XX business days of closing as required by guidelines.  Most recent VOE in file is dated XX/XX/XXXX and closing date X/X/XXXX.; A verification of employment was not provided within XX business days of close as required per guides, however the VVOE was provided confirming the borrower's employment dated X/XX/XXXX after close. Please provide an exception to the guideline requirement for the VVOE not dated within XX business days of close. Exception Remains.

										Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	X/XX/XXXX	XX/X/XXXX		No	No	Yes		Higher Priced QM (APOR)	Please see VVOE that confirms borrower is still actively employed.
A verification of employment was not provided within XX business days of close as required per guides, however the VVOE was provided confirming the borrower's employment dated X/XX/XXXX after close. Please provide an exception to the guideline requirement for the VVOE not dated within XX business days of close. Exception Remains. Client Acknowledged- Ok with prior VVOE not w/in XX days of close.

736	XXXX	XXXX		435499025_1261	Credit		1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval; Missing written Verification of Employment to verify and separate income types (regular pay/OT/bonus) for accurate income calculation due to fluctuating hours.  XXX Second Lien UW Guidelines dated XX/XX/XXXX state, "Fluctuating hourly earnings do not include additional employed income such as commission, bonus, overtime, tips."
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	See income Worksheet. Only using base Income.
Confirmed only base income was used to qualify the borrower. Healthcare professionals generally receive additional fluctuating hourly rates and income types which was not included. Exception Resolved. ;

736	XXXX	XXXX		435499025_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
439	XXXX	XXXX		435500335_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file and no notes on the XXXX (does not match the escrow shortage of $XX.XX/mos) . Please provide documentation to support the $XX.XX monthly fee. Additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Other payment is for escrow shortage.	Confirmed the escrow statement shortage verified was $XX.XX/mo vs $XX.XX/mo as reflected on the XXXX. The recalculated DTI increased from XX.XX% to XX.XXX%. Exception Resolved. ;
678	XXXX	XXXX		435501028_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
678	XXXX	XXXX		435501028_-97385	Compliance		1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
640	XXXX	XXXX		435502265_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
640	XXXX	XXXX		435502265_2578	Credit		1	Housing history does not meet guidelines
Housing history does not meet guidelines.; Missing history for previous XXX. Payoff dated XX/XX/XXXX verifies loan still had a balance.  Payment history on credit report for loan #XXXXXXXXX ends XX/XXXX.  Provide history through payoff date to complete required XX month mortgage history.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Pay history attached.	The payment history was provided confirming a XX month payment history for loan # xxXXXX confirming payments were made as agreed and the account has a zero balance. Exception Resolved.
640	XXXX	XXXX		435502265_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
153	XXXX	XXXX		435506449_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
238	XXXX	XXXX		435507330_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
746	XXXX	XXXX		435511043_-96648	Compliance		1	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
385	XXXX	XXXX		435514732_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
490	XXXX	XXXX		435515978_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
135	XXXX	XXXX		435518006_1246	Credit		1	Transmittal Summary is Partial	Loan is a Higher Priced Mortgage Loan and the file does not contain a copy of the required Xnd Lien Underwriting Checklist. Please provide a copy of the Xnd Lien Underwriting Checklist.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Underwriting Checklist was provided.	A copy of the XXX Underwriting Checklist was provided. Exception Resolved.
135	XXXX	XXXX		435518006_-96348	Compliance		1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

135	XXXX	XXXX		435518006_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
672	XXXX	XXXX		435519491_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
669	XXXX	XXXX		435523212_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
669	XXXX	XXXX		435523212_-97385	Compliance		1	XXX XXX Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXX XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
267	XXXX	XXXX		435523311_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
267	XXXX	XXXX		435523311_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
623	XXXX	XXXX		435525720_1261	Credit		1	Borrower Income Verification does not match Approval
Missing completed Written Verification of Employment documenting a X year history of commission to determine average earnings and the adequacy and continuation of income for a commissioned Borrower as  required per Lender guidelines.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	WVOE is not a requirement per vX.X of our Matrix. We used paystubs and WXs. See Income Worksheet for details.
The paystubs and XXXX/XXXX WX's in file confirms the borrower's base salary plus commission income. Subtracting the annual base salary  from the WX income confirms the borrower's commissions. Review Averaged the YTD with prior two years commissions support the commissions used to qualify.

623	XXXX	XXXX		435525720_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
343	XXXX	XXXX		435527569_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
154	XXXX	XXXX		435529037_3533	Compliance		1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))
Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Automated Valuation Model (also indicate system code in field XXX).; Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Automated Valuation Model (also indicate system code in field XXX).; Appraisal Not Required
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
154	XXXX	XXXX		435529037_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
564	XXXX	XXXX		435531728_-96366	Compliance		1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Exception Resolved. ; TILA XXXB Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zero tolerance violation is due to the addition of Title Endorsement fee of $XXX.XX on the CD X/XX/XXXX without a valid COC or cure on a PCCD.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	See attached CD from X/X showing Title Endorsements removed.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

564	XXXX	XXXX		435531728_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
453	XXXX	XXXX		435532064_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
297	XXXX	XXXX		435533823_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
297	XXXX	XXXX		435533823_-98263	Compliance		1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; The fees included is Discount points $XXX.XX and Origination $XXX.XX, which the threshold is over by $XXX.XX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	See Rate Stack showing BonaFide Discount Points
This loan passed the Lender Retained Fees Test. (XXX. Comp. Laws Ann. §XXX.XX(X)(b))This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

194	XXXX	XXXX		435534144_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
416	XXXX	XXXX		435535620_2571	Credit		1	Final Loan Application is Partial
Final Loan Application is Partial. Section Xa. of the Final XXXX reflects the subject property does not have a mortgage loan and the only financial obligation is $XXX.XX for T&I. The initial XXXX, credit report, and XXX internal screen shot indicate there is an outstanding Xst lien with XXX #XXX with a P&I payment of $X,XXX.XX, T&I of $XXX.XX.  The initial XXXX reflects an unpaid balance of $XXX,XXX.XX. Please provide an updated page X of the final XXXX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Final XXXX attached showing Xst lien.	Final Loan Application is Present. The Final XXXX reflects the existing Xst mortgage held with XXX confirming the unpaid balance and monthly payment. Exception Resolved.
416	XXXX	XXXX		435535620_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
533	XXXX	XXXX		435535794_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
320	XXXX	XXXX		435537584_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Missing at time of review.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
320	XXXX	XXXX		435537584_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
380	XXXX	XXXX		435539358_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
380	XXXX	XXXX		435539358_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirements meet
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
304	XXXX	XXXX		435539820_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
425	XXXX	XXXX		435540109_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
20	XXXX	XXXX		435540216_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide missing fraud report, include all pages.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
20	XXXX	XXXX		435540216_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
277	XXXX	XXXX		435540661_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
283	XXXX	XXXX		435541099_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide a copy iof the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
283	XXXX	XXXX		435541099_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
403	XXXX	XXXX		435541263_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
632	XXXX	XXXX		435544200_651	Credit		1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing documentation for XXXXX xXXXX $XXX mthly and for XXXXX xXXXX $XXX mthly pmt.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	See Gap Report reflecting XXXXX account @ $XXX/Mo. And XXXXX @ $XXX/mo.	A credit supplement was provided to confirm the monthly payments for XXXXXX xXXXX $XXX mthly and for XXXXXX xXXXX $XXX mthly pmt. Exception Resolved.
632	XXXX	XXXX		435544200_870	Credit		1	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	HOI Policy Attached	Evidence of sufficient HOI coverage was provided for the subject property. Exception Resolved. ;
632	XXXX	XXXX		435544200_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
661	XXXX	XXXX		435545181_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide the required fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
661	XXXX	XXXX		435545181_2957	Property		1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection: verified with FEMA.gov, XXX Severe Winter storms. Straight Line Winds, Flooding, Landslides, and Mudslides, Incident period was from X/XX/XX to X/XX/XX. and a declaration date on X/X/XX. An AVM would not verify that there is no damage to the property.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien FEMA validation attached.	Servicing Comments provided and the borrower confirmed on X/XX/XXXX there was no disaster impact. Exception Resolved. ;
661	XXXX	XXXX		435545181_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
The Escrow statement in the file on page XXX shows An escrow shortage of $XXX.XX or  $XX.XX a month. The "other" payment on the XXXX on page XX  is for $XX.XX or $XXX.XX. Please provide documentation showing the escrow shortage amount of $XXX.XX.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Agree, the shortage was only $XX.XX/mo. We used a more conservative amount for decisioning. DTI would go down to XX.XXX vs XX.XXX.
Confirmed the escrow statement shortage verified was $XX.XX/mo vs $XX.XX as reflected on the XXXX. The DTI using the lower amount is lower at XX.XXX% vs XX.XXX%. The recalculated DTI meets guides. Exception resolved. ;

661	XXXX	XXXX		435545181_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
628	XXXX	XXXX		435545322_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
628	XXXX	XXXX		435545322_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
133	XXXX	XXXX		435545678_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
547	XXXX	XXXX		435546403_871	Credit		1	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Please provide policy with sufficient coverage for both liens against the property. Current UPB of first lien is $XXX,XXX plus Xnd lien $XX,XXX is $XXX,XXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Matrix requirements only state HOI coverage is required on all loans at time of closing. We escrow the Xst lien.	Confirmed per Matrix VX.X HOI coverage is required. The HOI in file confirms coverage at the time of closing. Exception Resolved.
547	XXXX	XXXX		435546403_-96648	Compliance		1	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
596	XXXX	XXXX		435547245_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
662	XXXX	XXXX		435549241_-96413	Compliance		1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
662	XXXX	XXXX		435549241_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
455	XXXX	XXXX		435550009_2077	Credit		1	Fraud Report Missing	Please provide copy of Xrd party fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
455	XXXX	XXXX		435550009_651	Credit		1	Borrower Liabilities Verification Indicator is Partial	Please provide verification that the XXXXX account ending XXXX is a duplicate of the XXXXX account ending XXXX. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	See attached credit supplement.	Confirmed via the credit supplement provided, the CBNA account ending XXXX is a duplicate and has been deleted. Exception Resolved.
455	XXXX	XXXX		435550009_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
455	XXXX	XXXX		435550009_-98046	Compliance		2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Service Charge fee is more than X% of loan amount. Maximum fee charge is $X,XXX. Fee charged was $X,XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
533	XXXX	XXXX		435551007_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
533	XXXX	XXXX		435551007_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
637	XXXX	XXXX		435551643_1257	Credit		1	Borrower Employment Verification does not meet guidelines
The Final XXXX page XXX indicates that the borrower worked for XXX Services from X/X/XX to X/X/XX. The file does not contain a VOE verifying this employment. Please provide a VOE for XXX Services. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Guidelines only require a X-year history, not a VOE on prior employment.	Per Matrix vX.X indicates a two year history of the receipt of income is generally required. The final XXXX reflects more that a two year history. Exception Resolved.
637	XXXX	XXXX		435551643_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
455	XXXX	XXXX		435554134_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
455	XXXX	XXXX		435554134_651	Credit		1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing documentation verifying XXXs Bank Acct# XXXX $XXX.XX mthly pmt.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	XXX's statement attached	A printout for the borrower's liability with XXXs was provided to confirm the monthly payment of $XXX.XX as reflected on the XXXX which was included in the DTI. Exception Resolved.
455	XXXX	XXXX		435554134_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
194	XXXX	XXXX		435554340_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
738	XXXX	XXXX		435554423_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
361	XXXX	XXXX		435555933_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
340	XXXX	XXXX		435556444_651	Credit		1	Borrower Liabilities Verification Indicator is Partial	Underwriting added a payroll deduction payment without any explanation. Please provide an explanation for the $XXX.XX payroll deduction figure.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Please see LOE explaining breakdown of deduction	A LOE explaining the payroll deductions totaling $XXX.XX/mo was provided. TPR confirmed the monthly payment was included in the DTI. Exception Resolved.
340	XXXX	XXXX		435556444_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met with appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
427	XXXX	XXXX		435557038_2077	Credit		1	Fraud Report Missing	; Fraud Report is Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
427	XXXX	XXXX		435557038_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
545	XXXX	XXXX		435557715_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
145	XXXX	XXXX		435558838_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
145	XXXX	XXXX		435558838_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
74	XXXX	XXXX		435561055_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
111	XXXX	XXXX		435561147_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
736	XXXX	XXXX		435561600_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
736	XXXX	XXXX		435561600_-98046	Compliance		2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; X% of the loan amount for the Brokerage fee is $XXXX.XX, the following fee included in testing is XXX Service Charge $XXXX.XX which is over the threshold by $XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
11	XXXX	XXXX		435562988_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
287	XXXX	XXXX		435566054_1261	Credit		1	Borrower Income Verification does not match Approval
Per the Guidelines page XX IRA accounts with assets in mutual funds require that XX% of the value be used to determine the number of distributions remaining. Balance is $XXX,XXX.XX x XX% = $XXX,XXX.XXX/ $XXXX.XX = XX.XX months remaining. The file does not verify X years distributions remaining.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Should be underwriting to vX.X of our matrix, not to old guidelines. Matrix does not specify any asset requirements.	Confirmed per matrix vX.X- X year continuance is not required. Exception Resolved. ;
287	XXXX	XXXX		435566054_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
287	XXXX	XXXX		435566054_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
316	XXXX	XXXX		435566864_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
316	XXXX	XXXX		435566864_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
160	XXXX	XXXX		435567730_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
393	XXXX	XXXX		435567896_-96348	Compliance		1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb required: A refund in the amount of $XX.XX. cure package requires PCCD with LOE, copy of refund and proof of delivery or valid coc. The Lender credit for the decreased with no valid COC in file.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/XX/XXXX	Yes					Higher Priced QM (APOR)	Principal reduction provided.	Exception Resolved
393	XXXX	XXXX		435567896_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
707	XXXX	XXXX		435571336_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
333	XXXX	XXXX		435572300_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
333	XXXX	XXXX		435572300_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
737	XXXX	XXXX		435573506_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
737	XXXX	XXXX		435573506_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
746	XXXX	XXXX		435574256_2077	Credit		1	Fraud Report Missing	Fraud Report is missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
746	XXXX	XXXX		435574256_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Meets requirements. NonQM
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
628	XXXX	XXXX		435574587_2077	Credit		1	Fraud Report Missing	Fraud report Missing. Please provide Xrd party fraud report with all alerts cleared.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
628	XXXX	XXXX		435574587_-96416	Compliance		1	XXX Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
628	XXXX	XXXX		435574587_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
628	XXXX	XXXX		435574587_-97142	Compliance		1	XXX NPHLA Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
182	XXXX	XXXX		435574702_-96117	Compliance		1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant
182	XXXX	XXXX		435574702_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
176	XXXX	XXXX		435574777_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
176	XXXX	XXXX		435574777_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
272	XXXX	XXXX		435575014_1261	Credit		1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval; i) Missing written Verification of Employment to verify and separate income types (regular pay/OT/bonus) for accurate income calculation due to fluctuating hours.  UW Guidelines state, "Fluctuating hourly earnings do not include additional employed income such as commission, bonus, overtime, tips."
ii) Missing documentation to verify reason for payroll deductions to PayActiv.; Recalculating BX's base income using the hourly rate x XX.XXhrs x XX/XX supports the base rate used to qualify. No additional bonus or OT income was considered. Please provide verification of the payroll deduction reflected on BX's paystubs for Pay Active.  Additional conditions may apply. Exception Remains.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)
Borrower was not qualified w/OT or Bonus, YTD paystub and X years previous WXs were included to analyze. X) Payactiv is a method /benefit offered by Employers so Employees can receive calculated earnings prior to pay date. The amount employee received prior to pay date is deducted on pay date. This is not a loan or liability. Please see supporting doc for Payactiv
																																							The lender provided evidence the Payactiv account reflected on the borrower’s paystub is a cash advance up to XX% of the borrower’s earned income therefore is not a liability. Exception Resolved.
272	XXXX	XXXX		435575014_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
272	XXXX	XXXX		435575014_-96366	Compliance		1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXB Cure Required. Refund in the amount of $XXX.XX, cure package requires PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zerol tolerance violation is due to addition of Appraisal fee $XXX.XX on LE X/XX/XXXX without a valid COC. The COCs dated X/X & X/XX does not indicate a reason for the addition of the appraisal fee. Rate lock is not a valid reason for COC for an appraisal fee
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	PCCD attached showing $XXX cure.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

677	XXXX	XXXX		435575873_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
677	XXXX	XXXX		435575873_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
533	XXXX	XXXX		435579206_2077	Credit		1	Fraud Report Missing	Fraud Report is missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
533	XXXX	XXXX		435579206_-96117	Compliance		1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant
533	XXXX	XXXX		435579206_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
238	XXXX	XXXX		435579792_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
238	XXXX	XXXX		435579792_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
166	XXXX	XXXX		435580626_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided. Unable to review.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
166	XXXX	XXXX		435580626_870	Credit		1	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate; The hazard insurance policy was not provided. Unable to review.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	HOI Policy Attached	Evidence of sufficient HOI coverage was provided for the subject property. Exception Resolved.
166	XXXX	XXXX		435580626_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
478	XXXX	XXXX		435581988_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
478	XXXX	XXXX		435581988_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $X.XX monthly fee. Additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	$X.XX is an error and was never removed. No impact to DTI.	Borrower liabilities verified indicator is Present. Exception Resolved. ;
478	XXXX	XXXX		435581988_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
737	XXXX	XXXX		435585294_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
737	XXXX	XXXX		435585294_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
162	XXXX	XXXX		435587167_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
162	XXXX	XXXX		435587167_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
299	XXXX	XXXX		435587613_1257	Credit		1	Borrower Employment Verification does not meet guidelines	Please provide the employer phone number search as it is missing from the file. Required per guidelines.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Borrower is not self-employed and matrix version X.X does not require a phone search.	Confirmed per Matrix vX.X employer phone search is not required. Exception Resolved;
299	XXXX	XXXX		435587613_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide missing fraud report, all pages.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
299	XXXX	XXXX		435587613_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
338	XXXX	XXXX		435588108_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
338	XXXX	XXXX		435588108_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
338	XXXX	XXXX		435588108_-99944	Compliance		1	Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)
This loan passed the late fees test.The loan has late fees that conform to the requirements for the lender's license type in the state where the property is located. PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.

290	XXXX	XXXX		435588355_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report. Please provide a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
290	XXXX	XXXX		435588355_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
142	XXXX	XXXX		435588439_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
142	XXXX	XXXX		435588439_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
26	XXXX	XXXX		435588694_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
26	XXXX	XXXX		435588694_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
739	XXXX	XXXX		435590161_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
739	XXXX	XXXX		435590161_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
67	XXXX	XXXX		435593041_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
36	XXXX	XXXX		435593678_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
36	XXXX	XXXX		435593678_3533	Compliance		1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.; Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
36	XXXX	XXXX		435593678_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
100	XXXX	XXXX		435594056_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
100	XXXX	XXXX		435594056_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
97	XXXX	XXXX		435596739_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
252	XXXX	XXXX		435598016_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
614	XXXX	XXXX		435600291_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
614	XXXX	XXXX		435600291_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XX.XX monthly fee. Additional conditions may apply.

										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	$XX.XX is Xst lien Escrow Shortage. Shortage statement attached.	The Escrow Review statement was provided and confirmed the monthly escrow payment increased by $XX.XX per month which was reflected as an "other" payment on the XXXX. Exception Resolved.
614	XXXX	XXXX		435600291_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
697	XXXX	XXXX		435601372_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
697	XXXX	XXXX		435601372_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
697	XXXX	XXXX		435601372_-98046	Compliance		2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The X% Brokerage fee is $XXX.XX; however, the fee included is the XXX Service charge of $XXXX.XX is over the threshold by $XXX.XX.
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
699	XXXX	XXXX		435605290_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
699	XXXX	XXXX		435605290_651	Credit		1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XX.XX monthly fee. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Used more conservative amount on other payment. $XX.XX applies to Xst lien escrow shortage.	Confirmed the escrow statement shortage verified was $XX.XX/mo vs $XX.XX/mo as reflected on the XXXX which would result in a lower DTI. Exception resolved. ;
699	XXXX	XXXX		435605290_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
366	XXXX	XXXX		435605969_1246	Credit		1	Transmittal Summary is Partial	The transmittal summary is Partial. Missing Borrowers’ Acknowledgment of Mortgage Repayment Ability (Signed by Borrower).	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	ATR Attached	A copy of the Borrowers’ Acknowledgment of Mortgage Repayment Ability signed by the borrower was provided. Exception Resolved.
366	XXXX	XXXX		435605969_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report is missing from the file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
366	XXXX	XXXX		435605969_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
240	XXXX	XXXX		435606579_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
240	XXXX	XXXX		435606579_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
587	XXXX	XXXX		435606983_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Fraud Report is missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
587	XXXX	XXXX		435606983_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
298	XXXX	XXXX		435609375_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
93	XXXX	XXXX		435610688_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
93	XXXX	XXXX		435610688_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
563	XXXX	XXXX		435613575_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
563	XXXX	XXXX		435613575_2578	Credit		1	Housing history does not meet guidelines
Housing history does not meet guidelines. The credit report reflects XXX #XXXX as a XxXX in XX/XXXX. The Internal payment history reflects reversed payments that appears to have created late payments as well. The Guidelines require a XxXXxXX mortgage housing history for the subject property. Please provide and updated credit report to clarify the mortgage payment history for XXX #XXXX from its inception of XX/XXXX to verify pay history. If derogatory pay history is valid, please provide an exception to cover the deviation to the guidelines. Additional conditions may apply.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Xst lien Pay History Attached. Borrower was not X*XX March XXXX. They paid X/XX/XX.	Pay history was provided to confirm all payments since inception were paid as agreed. Exception Resolved.
563	XXXX	XXXX		435613575_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
520	XXXX	XXXX		435615489_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
520	XXXX	XXXX		435615489_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
264	XXXX	XXXX		435617097_1261	Credit		1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval; Missing evidence of history of receipt for IRA distribution income of $X,XXX monthly which is required by the XXX Second Lien Guidelines dated XX/XX/XXXX due to Borrower's age.  IRA Distribution form indicates distribution of $X,XXX will begin on XX/XX/XXXX.  There is a deposit of $XX,XXX on XX/XX/XXXX from XXXXX to Borrower's XXXXX account; however, this is not a distribution from documented account per statement dated XX/XX/XXXX.  XXXX XXXX from XXXXX does not match account number on statement provided, and there were no distributions noted.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	Please see LOE and Supporting Docs
Confirmed the documentation provided in the file meets the guideline requirements to verifi the borrower's IRA monthly distribution of $X,XXX.XX. The balance in the XXXXX account also confirms &gt; Xyr continuance. Exception Resolved.

264	XXXX	XXXX		435617097_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
264	XXXX	XXXX		435617097_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
371	XXXX	XXXX		435618673_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
1	XXXX	XXXX		435618830_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
1	XXXX	XXXX		435618830_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO Escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
194	XXXX	XXXX		435619663_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
194	XXXX	XXXX		435619663_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
739	XXXX	XXXX		435620497_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
739	XXXX	XXXX		435620497_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
388	XXXX	XXXX		435622790_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
388	XXXX	XXXX		435622790_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
603	XXXX	XXXX		435625033_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Fraud Report is Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
603	XXXX	XXXX		435625033_651	Credit		1	Borrower Liabilities Verification Indicator is Partial	Please provide documentation to verify the Xst mortgage lien balance lender used to calculate the final LTV/CLTV. No documents in file to support the balance of $XXX,XXX.XX used for CLTV.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Xst mortgage history / balances attached. Used conservative balance.	A pay history was provided which verifies the balance prior to close as $XXX,XXX.XX which is lower. Review used the lender's more conservative balance of $XXX,XXX.XX. Exception Resolved. ;
389	XXXX	XXXX		435625611_2077	Credit		1	Fraud Report Missing	Fraud report Missing. Please provide Xrd party Fraud Report with all alerts cleared.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
389	XXXX	XXXX		435625611_651	Credit		1	Borrower Liabilities Verification Indicator is Partial	Please provide verification of the Xst mortgage lien principle balance used to calculate the final CLTV. No verification in file to validate the mortgage balance of $XXX,XXX.XX used by the lender.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Xst mortgage history / balances attached.	The mortgage history statement provided confirmed the balance of the first mortgage is $XXX,XXX.XX at the time of origination which is slightly lower than the lender's balance. Exception Resolved.
479	XXXX	XXXX		435626502_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
479	XXXX	XXXX		435626502_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
297	XXXX	XXXX		435626577_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
297	XXXX	XXXX		435626577_-96413	Compliance		1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Exempt
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
297	XXXX	XXXX		435626577_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
297	XXXX	XXXX		435626577_-97739	Compliance		1	XXX Rate Spread Home Loan Test
This loan failed the XXX rate spread home loan test.
( XXX GS §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full CompliaXXXeAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
718	XXXX	XXXX		435626668_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide full fraud report as it is missing from the file.	Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
608	XXXX	XXXX		435627872_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
608	XXXX	XXXX		435627872_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
373	XXXX	XXXX		435628417_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
373	XXXX	XXXX		435628417_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
590	XXXX	XXXX		435631569_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide full fraud report for review, missing from file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
590	XXXX	XXXX		435631569_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
702	XXXX	XXXX		435634308_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
702	XXXX	XXXX		435634308_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
352	XXXX	XXXX		435634415_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
352	XXXX	XXXX		435634415_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
256	XXXX	XXXX		435636675_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide missing full fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Fraud report not required per Matrix	Confirmed fraud report not required per guides
256	XXXX	XXXX		435636675_-96117	Compliance		1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX			Yes				Non-QM: Lender documented all ATR UW factors		Compliant
256	XXXX	XXXX		435636675_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors		Compliant HPML
643	XXXX	XXXX		435636832_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the Fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
643	XXXX	XXXX		435636832_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
258	XXXX	XXXX		435637814_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
258	XXXX	XXXX		435637814_2957	Property		1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area.  FEMA declared XXX in a disaster area on X/X/XX due to Severe Winter Storms, Straight-Line Winds, Flooding, Landslides, and Mudslides that took place on X/XX/XX.  The subject is located in a county that was provided Individual Assistance and no subsequent Property Inspection is present in the loan file.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Xst lien FEMA validation attached.	Servicing Comments provided and the borrower confirmed on X/XX/XXXX there was no disaster impact. Exception Resolved. ;
251	XXXX	XXXX		435638259_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
251	XXXX	XXXX		435638259_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
589	XXXX	XXXX		435638788_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
589	XXXX	XXXX		435638788_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
739	XXXX	XXXX		435639752_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
739	XXXX	XXXX		435639752_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required - HPML Loan. Xnd Lien. Downgraded
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
557	XXXX	XXXX		435641238_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide missing fraud report with all pages.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
557	XXXX	XXXX		435641238_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
51	XXXX	XXXX		435641246_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Missing at time of review.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
51	XXXX	XXXX		435641246_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
740	XXXX	XXXX		435641865_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
740	XXXX	XXXX		435641865_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
21	XXXX	XXXX		435644307_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
21	XXXX	XXXX		435644307_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met with appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
172	XXXX	XXXX		435644471_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
172	XXXX	XXXX		435644471_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
344	XXXX	XXXX		435645254_1258	Credit		1	CoBorrower Employment Verification does not meet guidelines	The file does not contain a copy of a verification of employment dated within XX business days of closing for BX. Please provide a VOE for BX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	VOE's for BX & BX attached.	A Verification of Employment was provided within XX business days of close as required for BX. Exception Resolved. ;
344	XXXX	XXXX		435645254_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
344	XXXX	XXXX		435645254_930	Property		1	Origination Appraisal is Missing	Origination Value is missing.; The file does not contain a copy of the value product used to determine value.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	AVM Attached	An AVM for the subject property dated prior to close was provided which supports the value and the LTV/CLTV use to qualify the borrower. Exception resolved.
344	XXXX	XXXX		435645254_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
326	XXXX	XXXX		435645908_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
180	XXXX	XXXX		435645916_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The fraud Report was not provided. Unable to review.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
180	XXXX	XXXX		435645916_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML NO escrow established, appraisal requirements met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
60	XXXX	XXXX		435646773_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Missing at time of review.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
60	XXXX	XXXX		435646773_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
300	XXXX	XXXX		435647151_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
300	XXXX	XXXX		435647151_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
149	XXXX	XXXX		435647441_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
149	XXXX	XXXX		435647441_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
222	XXXX	XXXX		435647516_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
222	XXXX	XXXX		435647516_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
222	XXXX	XXXX		435647516_-98046	Compliance		2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The X% threshold of $XX,XXX is $XXX.XX, the following fee included is the XXX Service Charge of $XXXX.XX, therefore, the overage of the fee is $XXX.XX.
										Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
327	XXXX	XXXX		435647904_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
201	XXXX	XXXX		435650080_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Fraud Report is missing	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
74	XXXX	XXXX		435650296_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
74	XXXX	XXXX		435650296_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
725	XXXX	XXXX		435652805_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
725	XXXX	XXXX		435652805_-96648	Compliance		1	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
564	XXXX	XXXX		435654512_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	XX/X/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
564	XXXX	XXXX		435654512_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/X/XXXX	XX/X/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
30	XXXX	XXXX		435655139_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
264	XXXX	XXXX		435658752_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
264	XXXX	XXXX		435658752_-98631	Compliance		1	Prohibited Fees Test
This loan failed the prohibited fees test.The loan failed the prohibited fees test due to one of the following findings:The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary  in connection with making a loan. (XXX. Code §X.X.XXX(X))The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XXX. Code §X.X.XXX); The Tax Service fee $XX.XX  is a prohibited fee under the XXX code
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Please see Cure Letter, PCCD and Proof of Delivery.	The exception has been cleared.
176	XXXX	XXXX		435660329_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; Please provide missing fraud report, all pages.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
176	XXXX	XXXX		435660329_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
325	XXXX	XXXX		435661749_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
325	XXXX	XXXX		435661749_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
325	XXXX	XXXX		435661749_-98046	Compliance		2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Maximum allowable charge is X% of loan amount or $XXX. XXX Service charge was $X,XXX.XX which exceeds the tolerance by $XXX.XX
										Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	X/XX/XXXX							Higher Priced QM (APOR)
430	XXXX	XXXX		435662325_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
430	XXXX	XXXX		435662325_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
315	XXXX	XXXX		435663810_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
315	XXXX	XXXX		435663810_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
315	XXXX	XXXX		435663810_-98263	Compliance		1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; The following fee included in the testing is the Loan Discount Points fee $XXXX.XX. Provide the undiscounted rate for testing
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	XX/X/XXXX	Yes	Yes				Higher Priced QM (APOR)	See Rate Stack showing BonaFide Discount Points
This loan passed the Lender Retained Fees Test. (XXX. Comp. Laws Ann. §XXX.XX(X)(b))This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

456	XXXX	XXXX		435665161_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
456	XXXX	XXXX		435665161_-96648	Compliance		1	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
145	XXXX	XXXX		435665765_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
145	XXXX	XXXX		435665765_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
363	XXXX	XXXX		435667803_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
363	XXXX	XXXX		435667803_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
668	XXXX	XXXX		435669007_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
668	XXXX	XXXX		435669007_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
102	XXXX	XXXX		435669288_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
513	XXXX	XXXX		435671458_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
547	XXXX	XXXX		435672456_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
547	XXXX	XXXX		435672456_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
623	XXXX	XXXX		435675210_2077	Credit		1	Fraud Report Missing	Fraud report Missing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
623	XXXX	XXXX		435675210_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
81	XXXX	XXXX		435675996_2077	Credit		1	Fraud Report Missing	; Fraud Report is missing from the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
546	XXXX	XXXX		435676036_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Safe Harbor QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
452	XXXX	XXXX		435678131_2077	Credit		1	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
452	XXXX	XXXX		435678131_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
543	XXXX	XXXX		435682521_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
543	XXXX	XXXX		435682521_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
545	XXXX	XXXX		435683826_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
545	XXXX	XXXX		435683826_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
63	XXXX	XXXX		435684725_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
63	XXXX	XXXX		435684725_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
179	XXXX	XXXX		435688833_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
179	XXXX	XXXX		435688833_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
45	XXXX	XXXX		435692025_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
45	XXXX	XXXX		435692025_-96413	Compliance		1	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan exceeded the average prime offer rate APR threshold.The differeXXXe between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X%
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant
45	XXXX	XXXX		435692025_-96648	Compliance		1	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML
131	XXXX	XXXX		435692249_2077	Credit		1	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	D	A	D	A	D	A	X/XX/XXXX	XX/XX/XXXX	Yes	Yes				Higher Priced QM (APOR)	Fraud report not required per Matrix	Confirmed fraud report not required per guides
131	XXXX	XXXX		435692249_-96658	Compliance		1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
										Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	X/XX/XXXX	X/XX/XXXX		Yes				Higher Priced QM (APOR)		Compliant HPML